John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 100.1%
Communication services – 18.4%
Entertainment – 8.2%
Netflix, Inc. (A)	43,450	$52,454,144
Spotify Technology SA (A)	17,413	11,582,083
The Walt Disney Company	133,864	15,131,987
		79,168,214
Interactive media and services – 9.3%
Alphabet, Inc., Class A	106,859	18,351,965
Alphabet, Inc., Class C	107,312	18,548,879
Meta Platforms, Inc., Class A	82,761	53,586,920
		90,487,764
Media – 0.9%
The Trade Desk, Inc., Class A (A)	111,107	8,357,469
		178,013,447
Consumer discretionary – 17.2%
Automobiles – 2.4%
Tesla, Inc. (A)	66,197	22,934,613
Broadline retail – 8.7%
Amazon.com, Inc. (A)	351,023	71,963,225
MercadoLibre, Inc. (A)	4,675	11,983,381
		83,946,606
Hotels, restaurants and leisure – 2.3%
Airbnb, Inc., Class A (A)	36,976	4,769,904
Cava Group, Inc. (A)	29,861	2,426,803
Hilton Worldwide Holdings, Inc.	46,165	11,469,233
Starbucks Corp.	42,584	3,574,927
		22,240,867
Specialty retail – 2.5%
Industria de Diseno Textil SA	99,239	5,376,301
O'Reilly Automotive, Inc. (A)	7,960	10,885,300
The TJX Companies, Inc.	65,957	8,369,943
		24,631,544
Textiles, apparel and luxury goods – 1.3%
adidas AG	31,849	7,943,562
NIKE, Inc., Class B	79,395	4,810,543
		12,754,105
		166,507,735
Consumer staples – 4.3%
Consumer staples distribution and retail – 4.3%
Costco Wholesale Corp.	20,956	21,798,012
Walmart, Inc.	197,771	19,523,953
		41,321,965
Financials – 8.1%
Capital markets – 1.9%
KKR & Company, Inc.	24,445	2,969,090
LPL Financial Holdings, Inc.	12,600	4,878,216
Moody's Corp.	12,761	6,116,603
The Goldman Sachs Group, Inc.	8,332	5,002,949
		18,966,858
Financial services – 5.2%
Mastercard, Inc., Class A	51,282	30,030,739
Visa, Inc., Class A	56,085	20,481,681
		50,512,420
Insurance – 1.0%
The Progressive Corp.	32,963	9,392,148
		78,871,426
Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 9.3%
Biotechnology – 2.2%
Vertex Pharmaceuticals, Inc. (A)	47,881	$21,165,796
Health care equipment and supplies – 2.7%
DexCom, Inc. (A)	95,287	8,175,625
Edwards Lifesciences Corp. (A)	95,619	7,479,318
Intuitive Surgical, Inc. (A)	20,337	11,232,939
		26,887,882
Pharmaceuticals – 4.4%
AstraZeneca PLC, ADR	67,403	4,908,960
Eli Lilly & Company	36,177	26,686,688
Novo Nordisk A/S, ADR (B)	152,887	10,931,421
		42,527,069
		90,580,747
Industrials – 5.7%
Aerospace and defense – 4.6%
Axon Enterprise, Inc. (A)	7,883	5,915,088
General Electric Company	65,807	16,182,599
The Boeing Company (A)	108,329	22,458,767
		44,556,454
Ground transportation – 1.1%
Uber Technologies, Inc. (A)	133,598	11,243,608
		55,800,062
Information technology – 35.6%
IT services – 1.0%
Snowflake, Inc., Class A (A)	47,888	9,849,125
Semiconductors and semiconductor equipment – 15.8%
Broadcom, Inc.	184,456	44,651,264
NVIDIA Corp.	645,340	87,204,794
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	64,781	12,523,463
Texas Instruments, Inc.	48,780	8,919,423
		153,298,944
Software – 14.3%
Adobe, Inc. (A)	11,664	4,841,610
AppLovin Corp., Class A (A)	14,877	5,846,661
Cadence Design Systems, Inc. (A)	59,063	16,955,215
Crowdstrike Holdings, Inc., Class A (A)	35,989	16,964,135
Datadog, Inc., Class A (A)	44,038	5,191,199
HubSpot, Inc. (A)	7,708	4,546,949
Microsoft Corp.	136,879	63,013,616
Salesforce, Inc.	26,854	7,126,246
ServiceNow, Inc. (A)	14,039	14,194,693
		138,680,324
Technology hardware, storage and peripherals – 4.5%
Apple, Inc.	216,391	43,462,132
		345,290,525
Utilities – 1.5%
Electric utilities – 1.5%
Constellation Energy Corp.	46,403	14,206,278
TOTAL COMMON STOCKS (Cost $327,132,369)		$970,592,185

1

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.2%
Short-term funds – 1.2%
John Hancock Collateral Trust, 4.2439% (C)(D)	1,071,714	$10,719,927
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2490% (C)	1,434,456	1,434,456
TOTAL SHORT-TERM INVESTMENTS (Cost $12,154,068)		$12,154,383
Total Investments (Capital Appreciation Fund) (Cost $339,286,437) – 101.3%		$982,746,568
Other assets and liabilities, net – (1.3%)		(13,016,728)
TOTAL NET ASSETS – 100.0%		$969,729,840
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-25. The value of securities on loan amounted to $10,509,298.
(C)	The rate shown is the annualized seven-day yield as of 5-31-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 59.9%
Communication services – 3.2%
Interactive media and services – 3.2%
Alphabet, Inc., Class A (A)	101,332	$17,402,758
Meta Platforms, Inc., Class A (A)	30,269	19,598,875
		37,001,633
Consumer discretionary – 5.9%
Broadline retail – 3.7%
Amazon.com, Inc. (A)(B)	213,792	43,829,498
Hotels, restaurants and leisure – 2.2%
Hilton Worldwide Holdings, Inc.	32,195	7,998,526
Starbucks Corp.	120,082	10,080,884
Yum! Brands, Inc. (A)	50,788	7,310,425
		25,389,835
		69,219,333
Consumer staples – 0.3%
Beverages – 0.3%
Keurig Dr. Pepper, Inc.	29,400	989,898
PepsiCo, Inc.	15,542	2,042,996
		3,032,894
Energy – 1.4%
Oil, gas and consumable fuels – 1.4%
Canadian Natural Resources, Ltd.	558,271	16,954,690
Financials – 3.7%
Banks – 0.7%
JPMorgan Chase & Co.	32,710	8,635,440
Capital markets – 1.1%
Cboe Global Markets, Inc.	1,700	389,504
CME Group, Inc.	6,856	1,981,384
Intercontinental Exchange, Inc.	6,568	1,180,926
KKR & Company, Inc.	14,185	1,722,910
Morgan Stanley	35,831	4,587,443
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	5,691	$3,417,161
		13,279,328
Financial services – 1.1%
Mastercard, Inc., Class A	8,310	4,866,336
Visa, Inc., Class A (A)	19,940	7,281,889
		12,148,225
Insurance – 0.8%
Aon PLC, Class A	3,300	1,227,864
Marsh & McLennan Companies, Inc.	3,400	794,444
Willis Towers Watson PLC	22,481	7,116,361
		9,138,669
		43,201,662
Health care – 12.0%
Biotechnology – 1.0%
AbbVie, Inc.	15,113	2,812,680
Alnylam Pharmaceuticals, Inc. (B)	15,114	4,603,120
Ascendis Pharma A/S, ADR (B)	8,225	1,339,359
Biogen, Inc. (B)	2,564	332,782
BioNTech SE, ADR (B)(C)	16,299	1,561,607
Cytokinetics, Inc. (B)	41,300	1,281,126
		11,930,674
Health care equipment and supplies – 4.1%
Abbott Laboratories	108,861	14,541,652
Becton, Dickinson and Company	188,563	32,544,088
GE HealthCare Technologies, Inc.	12,300	867,642
		47,953,382
Health care providers and services – 2.9%
Cardinal Health, Inc.	8,821	1,362,315
Cencora, Inc.	6,300	1,834,812
McKesson Corp.	24,982	17,974,799
The Cigna Group	14,900	4,717,936
UnitedHealth Group, Inc. (A)	24,380	7,360,566
		33,250,428
Life sciences tools and services – 3.2%
Avantor, Inc. (B)	125,593	1,621,406
Danaher Corp.	72,390	13,746,861
Revvity, Inc.	249,468	22,556,897
		37,925,164
Pharmaceuticals – 0.8%
Eli Lilly & Company	11,105	8,191,825
Johnson & Johnson	7,100	1,101,991
		9,293,816
		140,353,464
Industrials – 3.4%
Aerospace and defense – 1.2%
L3Harris Technologies, Inc.	1,800	439,812
Lockheed Martin Corp.	4,108	1,981,617
Northrop Grumman Corp.	3,700	1,793,649
RTX Corp.	67,978	9,277,637
		13,492,715
Commercial services and supplies – 0.6%
Veralto Corp. (A)	51,104	5,163,037
Waste Management, Inc.	8,737	2,105,355
		7,268,392
Machinery – 1.0%
Fortive Corp. (A)	81,780	5,740,138

2

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Ingersoll Rand, Inc.	75,579	$6,170,270
		11,910,408
Trading companies and distributors – 0.6%
Ferguson Enterprises, Inc.	38,736	7,063,122
		39,734,637
Information technology – 25.4%
Electronic equipment, instruments and components – 1.7%
Amphenol Corp., Class A	186,803	16,799,194
Teledyne Technologies, Inc. (B)	7,380	3,681,587
		20,480,781
Semiconductors and semiconductor equipment – 4.7%
Advanced Micro Devices, Inc. (B)	123,071	13,627,652
ASML Holding NV, NYRS	4,700	3,462,819
NVIDIA Corp. (A)	271,026	36,623,743
NXP Semiconductors NV	7,227	1,381,297
		55,095,511
Software – 17.4%
ANSYS, Inc. (B)	6,702	2,217,156
Aurora Innovation, Inc. (B)	2,293,605	13,899,246
Autodesk, Inc. (B)	53,008	15,696,729
Intuit, Inc. (A)	24,399	18,383,915
Microsoft Corp. (A)	165,951	76,397,201
PTC, Inc. (A)(B)	156,830	26,397,626
Roper Technologies, Inc.	56,673	32,318,912
Salesforce, Inc.	10,438	2,769,932
Workday, Inc., Class A (B)	61,650	15,271,322
		203,352,039
Technology hardware, storage and peripherals – 1.6%
Apple, Inc. (A)	92,193	18,516,964
		297,445,295
Materials – 0.5%
Construction materials – 0.5%
Vulcan Materials Company	22,950	6,083,357
Real estate – 0.2%
Specialized REITs – 0.2%
American Tower Corp.	5,800	1,244,970
SBA Communications Corp.	3,400	788,426
		2,033,396
Utilities – 3.9%
Electric utilities – 0.2%
Alliant Energy Corp.	5,600	348,488
American Electric Power Company, Inc.	8,100	838,269
Duke Energy Corp.	4,800	565,056
Exelon Corp.	23,500	1,029,770
		2,781,583
Multi-utilities – 3.7%
Ameren Corp.	117,265	11,360,633
CenterPoint Energy, Inc.	500,992	18,656,942
DTE Energy Company	9,200	1,257,180
NiSource, Inc.	272,708	10,782,874
WEC Energy Group, Inc.	7,600	816,544
		42,874,173
		45,655,756
TOTAL COMMON STOCKS (Cost $583,757,392)		$700,716,117
PREFERRED SECURITIES – 0.1%
Utilities – 0.1%
Multi-utilities – 0.1%
CMS Energy Corp., 5.875%	33,938	754,102
TOTAL PREFERRED SECURITIES (Cost $848,450)		$754,102
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 13.4%
U.S. Government – 13.4%
U.S. Treasury Notes
3.875%, 04/30/2030	$39,107,000	$38,951,183
4.000%, 02/28/2030 to 03/31/2030	81,445,000	81,606,982
4.375%, 12/31/2029	35,507,000	36,128,373
		156,686,538
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $155,631,508)		$156,686,538
CORPORATE BONDS - 8.2%
Communication services - 0.7%
CCO Holdings LLC
5.000%, 02/01/2028 (D)	242,000	237,360
5.125%, 05/01/2027 (D)	5,921,000	5,859,916
5.500%, 05/01/2026 (D)	419,000	417,960
Lamar Media Corp.
3.625%, 01/15/2031	120,000	109,017
3.750%, 02/15/2028	754,000	729,430
4.875%, 01/15/2029	137,000	134,525
		7,488,208
Consumer discretionary - 2.6%
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (D)	2,192,000	1,950,990
3.750%, 05/01/2029 (D)	1,924,000	1,817,730
4.000%, 05/01/2031 (D)	2,586,000	2,391,106
4.875%, 01/15/2030	1,746,000	1,711,339
5.750%, 05/01/2028 (D)	2,438,000	2,440,852
5.875%, 04/01/2029 (D)	707,000	713,965
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	778,000	775,526
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	2,575,000	2,565,580
Life Time, Inc. 6.000%, 11/15/2031 (D)	246,000	246,550
Service Corp. International
3.375%, 08/15/2030	669,000	606,761
4.625%, 12/15/2027	109,000	107,350
5.750%, 10/15/2032	618,000	614,130
Six Flags Entertainment Corp.
5.250%, 07/15/2029	394,000	382,525
5.375%, 04/15/2027	1,793,000	1,792,338
5.500%, 04/15/2027 (D)	1,863,000	1,858,847
6.500%, 10/01/2028	1,167,000	1,176,684
7.000%, 07/01/2025 (D)	367,000	367,358
Vail Resorts, Inc. 6.500%, 05/15/2032 (D)	791,000	810,300
Yum! Brands, Inc.
3.625%, 03/15/2031	1,263,000	1,148,065
4.625%, 01/31/2032	2,575,000	2,441,834
4.750%, 01/15/2030 (D)	1,138,000	1,112,876
5.350%, 11/01/2043	1,025,000	952,556
5.375%, 04/01/2032	2,271,000	2,244,707
6.875%, 11/15/2037	511,000	541,380
		30,771,349
Financials - 2.2%
Alliant Holdings Intermediate LLC 6.750%, 04/15/2028 (D)	1,160,000	1,176,245
AmWINS Group, Inc. 6.375%, 02/15/2029 (D)	741,000	751,381
AssuredPartners, Inc. 7.500%, 02/15/2032 (D)	339,000	362,884

3

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BroadStreet Partners, Inc. 5.875%, 04/15/2029 (D)	$1,680,000	$1,654,241
HUB International, Ltd.
5.625%, 12/01/2029 (D)	944,000	936,240
7.250%, 06/15/2030 (D)	10,311,000	10,738,102
7.375%, 01/31/2032 (D)	5,994,000	6,255,332
MSCI, Inc.
3.250%, 08/15/2033 (D)	418,000	358,576
3.625%, 09/01/2030 (D)	236,000	218,591
Ryan Specialty LLC
4.375%, 02/01/2030 (D)	306,000	291,021
5.875%, 08/01/2032 (D)	914,000	908,279
USI, Inc. 7.500%, 01/15/2032 (D)	2,291,000	2,401,447
		26,052,339
Health care - 0.8%
Avantor Funding, Inc.
3.875%, 11/01/2029 (D)	1,840,000	1,716,084
4.625%, 07/15/2028 (D)	2,637,000	2,570,067
Biogen, Inc. 5.200%, 09/15/2045	256,000	224,645
Charles River Laboratories International, Inc.
3.750%, 03/15/2029 (D)	697,000	645,632
4.000%, 03/15/2031 (D)	632,000	566,742
4.250%, 05/01/2028 (D)	934,000	897,109
Hologic, Inc. 3.250%, 02/15/2029 (D)	609,000	581,828
IQVIA, Inc.
5.000%, 05/15/2027 (D)	937,000	930,975
6.500%, 05/15/2030 (D)	628,000	641,405
Surgery Center Holdings, Inc. 7.250%, 04/15/2032 (D)	686,000	684,676
		9,459,163
Industrials - 1.1%
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (D)	833,000	797,722
4.000%, 07/01/2029 (D)	521,000	495,131
5.950%, 08/04/2033	572,000	576,212
Korn Ferry 4.625%, 12/15/2027 (D)	951,000	936,240
TransDigm, Inc.
4.625%, 01/15/2029	710,000	687,617
5.500%, 11/15/2027	2,309,000	2,307,194
6.375%, 03/01/2029 (D)	3,011,000	3,060,070
6.625%, 03/01/2032 (D)	2,653,000	2,710,053
7.125%, 12/01/2031 (D)	1,569,000	1,623,054
		13,193,293
Information technology - 0.2%
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	150,000	140,388
Ellucian Holdings, Inc. 6.500%, 12/01/2029 (D)	624,000	630,201
Fair Isaac Corp. 6.000%, 05/15/2033 (D)	473,000	472,107
PTC, Inc. 4.000%, 02/15/2028 (D)	741,000	717,886
Workday, Inc. 3.800%, 04/01/2032	793,000	735,609
		2,696,191
Materials - 0.1%
Ball Corp. 6.000%, 06/15/2029	792,000	807,685
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate - 0.5%
Crown Castle, Inc.
4.900%, 09/01/2029	$556,000	$557,354
5.200%, 09/01/2034	184,000	179,456
SBA Communications Corp.
3.125%, 02/01/2029	2,211,000	2,056,885
3.875%, 02/15/2027	1,887,000	1,850,138
SBA Tower Trust 6.599%, 01/15/2028 (D)	68,000	69,721
VICI Properties LP
4.125%, 08/15/2030 (D)	174,000	164,071
5.125%, 05/15/2032	252,000	246,931
5.750%, 04/01/2034	738,000	740,518
		5,865,074
TOTAL CORPORATE BONDS (Cost $94,183,876)		$96,333,302
TERM LOANS (E) – 9.5%
Consumer discretionary – 1.0%
Four Seasons Hotels, Ltd., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 1.750%) 6.077%, 11/30/2029	162,107	162,492
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%) 6.075%, 11/08/2030	4,809,965	4,824,299
IRB Holding Corp., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%) 6.827%, 12/15/2027	2,125,253	2,122,172
Mister Car Wash Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.500%) 6.827%, 03/27/2031	520,212	519,562
Varsity Brands, Inc., 2025 Term Loan (3 month CME Term SOFR + 3.500%) 7.830%, 08/26/2031	3,143,000	3,119,428
Wyndham Hotels & Resorts, Inc., 2024 Term Loan (1 month CME Term SOFR + 1.750%) 6.077%, 05/24/2030	506,319	507,403
		11,255,356
Financials – 3.6%
AmWINS Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%) 6.577%, 01/30/2032	7,652,390	7,641,141
BroadStreet Partners, Inc., 2024 Term Loan B4 (1 month CME Term SOFR + 3.000%) 7.327%, 06/13/2031	7,169,446	7,174,608
CPI Holdco B LLC, 2024 Incremental Term Loan B (1 month CME Term SOFR + 2.250%) 6.577%, 05/17/2031	2,704,000	2,701,188
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.500%) 6.769%, 06/20/2030	17,096,640	17,090,314
Mariner Wealth Advisors LLC, Term Loan B (3 month CME Term SOFR + 2.500%) 6.799%, 08/18/2028	685,538	684,790
Mariner Wealth Advisors LLC , 2025 Term Loan TBD 12/18/2030 (F)	990,000	988,921
USI, Inc., 2024 Term Loan C (3 month CME Term SOFR + 2.250%) 6.549%, 09/29/2030	2,975,463	2,960,229
USI, Inc., 2024 Term Loan D (3 month CME Term SOFR + 2.250%) 6.549%, 11/21/2029	2,793,007	2,782,980
		42,024,171

4

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
		Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Health care – 0.6%
ADMI Corp., 2021 Incremental Term Loan B3 (1 month CME Term SOFR + 3.750%) 8.191%, 12/23/2027		$615,662	588,880
ADMI Corp., 2021 Term Loan B2 (1 month CME Term SOFR + 3.375%) 7.816%, 12/23/2027		194,799	184,410
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.000%) 7.327%, 02/15/2029		1,627,000	1,619,158
Avantor Funding, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.000%) 6.427%, 11/08/2027		10,111	10,129
Loire Finco Luxembourg Sarl, 2025 USD Term Loan B (1 month CME Term SOFR + 4.000%) 8.427%, 01/21/2030		4,853,763	4,841,629
			7,244,206
Industrials – 1.3%
Filtration Group Corp., 2025 EUR Term Loan B (1 month EURIBOR + 3.500%) 5.509%, 10/21/2028	EUR	2,012,211	2,293,333
Filtration Group Corp., 2025 USD Term Loan B (1 month CME Term SOFR + 3.000%) 7.327%, 10/21/2028		$6,878,880	6,897,040
Trans Union LLC, 2019 Term Loan B5 (1 month CME Term SOFR + 1.750%) 6.177%, 11/16/2026		164,789	164,840
TransDigm, Inc., 2024 Term Loan I (3 month CME Term SOFR + 2.750%) 7.049%, 08/24/2028		2,967,189	2,974,845
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%) 7.049%, 03/22/2030		2,408,031	2,413,546
			14,743,604
Information technology – 2.8%
Applied Systems, Inc., 2024 1st Lien Term Loan (3 month CME Term SOFR + 2.500%) 6.799%, 02/24/2031		12,708,555	12,748,333
Applied Systems, Inc., 2024 2nd Lien Term Loan (3 month CME Term SOFR + 4.500%) 8.799%, 02/23/2032		1,807,401	1,847,616
Azalea TopCo, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.250%) 7.577%, 04/30/2031		2,289,495	2,288,533
CCC Intelligent Solutions, Inc., Term Loan (1 month CME Term SOFR + 2.000%) 6.327%, 01/23/2032		970,732	970,732
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%) 7.327%, 10/09/2029		1,883,000	1,884,337
Epicor Software Corp., 2024 Term Loan E (1 month CME Term SOFR + 2.750%) 7.077%, 05/30/2031		2,927,289	2,932,471
Icon Parent, Inc., 2024 2nd Lien Term Loan (6 month CME Term SOFR + 5.000%) 9.205%, 11/12/2032		1,038,400	1,038,400
Icon Parent, Inc., 2024 Term Loan (6 month CME Term SOFR + 3.000%) 7.205%, 11/13/2031		2,726,000	2,722,374
Informatica LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%) 6.577%, 10/27/2028		995,645	998,442
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Information technology (continued)
Quartz Acquireco LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 6.549%, 06/28/2030	$740,529	740,070
Storable, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%) 7.577%, 04/16/2031	1,789,202	1,787,287
UKG, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.000%) 7.329%, 02/10/2031	3,250,433	3,255,634
		33,214,229
Real estate – 0.2%
SBA Senior Finance II LLC, 2024 Term Loan B (1 month CME Term SOFR + 1.750%) 6.080%, 01/25/2031	2,831,429	2,833,354
TOTAL TERM LOANS (Cost $111,087,664)		$111,314,920
SHORT-TERM INVESTMENTS – 9.4%
Short-term funds – 9.4%
John Hancock Collateral Trust, 4.2439% (G)(H)	164,654	$1,646,970
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2490% (G)	7,682,139	7,682,139
T. Rowe Price Government Reserve Fund, 4.3483% (G)	100,498,720	100,498,720
TOTAL SHORT-TERM INVESTMENTS (Cost $109,827,799)		$109,827,829
Total Investments (Capital Appreciation Value Fund) (Cost $1,055,336,689) – 100.5%		$1,175,632,808
Other assets and liabilities, net – (0.5%)		(6,205,869)
TOTAL NET ASSETS – 100.0%		$1,169,426,939
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
NYRS	New York Registry Shares
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 5-31-25. The value of securities on loan amounted to $1,614,025.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	The rate shown is the annualized seven-day yield as of 5-31-25.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

5

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
BOA	Abbott Laboratories	USD	130.00	Jan 2026	106	10,600	$58,698	$(141,635)
BOA	Abbott Laboratories	USD	145.00	Jan 2026	52	5,200	29,834	(31,939)
BOA	AbbVie, Inc.	USD	195.00	Jan 2026	71	7,100	50,552	(93,778)
BOA	AbbVie, Inc.	USD	210.00	Jan 2026	64	6,400	67,008	(49,676)
UBS	Alliant Energy Corp.	USD	67.50	Jul 2025	56	5,600	3,304	(1,350)
GSI	American Electric Power Company, Inc.	USD	110.00	Jan 2026	47	4,700	10,998	(19,385)
GSI	American Electric Power Company, Inc.	USD	115.00	Jan 2026	34	3,400	9,078	(8,695)
GSI	American Tower Corp.	USD	210.00	Jan 2026	23	2,300	24,357	(46,955)
GSI	American Tower Corp.	USD	210.00	Jan 2026	35	3,500	32,270	(71,453)
WFB	Aon PLC, Class A	USD	390.00	Dec 2025	16	1,600	37,392	(32,349)
WFB	Aon PLC, Class A	USD	430.00	Dec 2025	17	1,700	21,879	(11,422)
GSI	Becton, Dickinson and Company	USD	255.00	Sep 2025	25	2,500	10,962	(24)
BARC	Cardinal Health, Inc.	USD	140.00	Jan 2026	53	5,300	42,665	(120,805)
BARC	Cardinal Health, Inc.	USD	140.00	Jan 2026	35	3,500	29,400	(79,777)
BARC	Cboe Global Markets, Inc.	USD	230.00	Jan 2026	17	1,700	22,100	(33,672)
UBS	Cencora, Inc.	USD	260.00	Jan 2026	36	3,600	58,211	(166,125)
UBS	Cencora, Inc.	USD	270.00	Jan 2026	27	2,700	30,159	(104,929)
BOA	CenterPoint Energy, Inc.	USD	35.00	Dec 2025	177	17,700	25,046	(71,341)
BOA	CenterPoint Energy, Inc.	USD	35.00	Dec 2025	103	10,300	13,794	(41,515)
BARC	CME Group, Inc.	USD	250.00	Jan 2026	23	2,300	25,760	(110,489)
BARC	CME Group, Inc.	USD	270.00	Jan 2026	33	3,300	32,010	(107,870)
UBS	Danaher Corp.	USD	330.00	Jan 2026	65	6,500	105,146	(289)
WFB	DTE Energy Company	USD	135.00	Jul 2025	47	4,700	5,787	(21,203)
WFB	DTE Energy Company	USD	135.00	Jul 2025	45	4,500	7,498	(20,301)
UBS	Duke Energy Corp.	USD	120.00	Jan 2026	48	4,800	15,312	(31,989)
UBS	Exelon Corp.	USD	45.00	Jan 2026	177	17,700	14,691	(45,997)
UBS	Exelon Corp.	USD	47.00	Jan 2026	58	5,800	8,004	(10,124)
WFB	GE HealthCare Technologies, Inc.	USD	97.50	Jan 2026	64	6,400	32,534	(6,250)
WFB	GE HealthCare Technologies, Inc.	USD	100.00	Jan 2026	59	5,900	30,728	(4,531)
GSI	Intercontinental Exchange, Inc.	USD	165.00	Jan 2026	35	3,500	27,370	(83,300)
GSI	Intercontinental Exchange, Inc.	USD	185.00	Jan 2026	29	2,900	18,328	(32,026)
WFB	Johnson & Johnson	USD	170.00	Jan 2026	71	7,100	30,175	(31,156)
UBS	Keurig Dr. Pepper, Inc.	USD	35.00	Jan 2026	58	5,800	8,259	(9,632)
UBS	Keurig Dr. Pepper, Inc.	USD	35.00	Jan 2026	236	23,600	30,463	(39,192)
WFB	L3Harris Technologies, Inc.	USD	230.00	Dec 2025	18	1,800	26,946	(50,106)
BOA	Lockheed Martin Corp.	USD	500.00	Jan 2026	14	1,400	27,468	(40,311)
BOA	Lockheed Martin Corp.	USD	520.00	Jan 2026	21	2,100	73,227	(44,531)
BARC	Marsh & McLennan Companies, Inc.	USD	250.00	Dec 2025	34	3,400	29,410	(28,549)
BARC	Mastercard, Inc., Class A	USD	580.00	Jan 2026	24	2,400	65,028	(125,564)
BARC	Mastercard, Inc., Class A	USD	620.00	Jan 2026	11	1,100	31,297	(34,129)
GSI	McKesson Corp.	USD	660.00	Jan 2026	9	900	31,731	(95,182)
GSI	McKesson Corp.	USD	680.00	Jan 2026	9	900	37,287	(82,997)
CITI	Northrop Grumman Corp.	USD	530.00	Jan 2026	14	1,400	29,428	(31,090)
CITI	Northrop Grumman Corp.	USD	560.00	Jan 2026	23	2,300	55,476	(32,105)
CITI	PepsiCo, Inc.	USD	160.00	Jan 2026	58	5,800	24,186	(9,416)
CITI	PepsiCo, Inc.	USD	165.00	Jan 2026	71	7,100	35,642	(8,217)
GSI	RTX Corp.	USD	140.00	Jan 2026	13	1,300	7,766	(12,834)
GSI	RTX Corp.	USD	140.00	Jan 2026	73	7,300	58,315	(72,071)
JPM	SBA Communications Corp.	USD	230.00	Dec 2025	18	1,800	16,146	(36,970)
JPM	SBA Communications Corp.	USD	230.00	Dec 2025	16	1,600	15,552	(32,862)
WFB	Starbucks Corp.	USD	125.00	Jan 2026	50	5,000	35,850	(3,552)
GSI	Visa, Inc., Class A	USD	360.00	Jan 2026	35	3,500	49,200	(121,421)
GSI	Visa, Inc., Class A	USD	390.00	Jan 2026	38	3,800	58,931	(71,278)
JPM	Waste Management, Inc.	USD	230.00	Jan 2026	59	5,900	58,823	(140,432)
JPM	Waste Management, Inc.	USD	250.00	Jan 2026	17	1,700	14,994	(20,599)
JPM	WEC Energy Group, Inc.	USD	110.00	Dec 2025	47	4,700	9,259	(24,378)
JPM	WEC Energy Group, Inc.	USD	115.00	Dec 2025	29	2,900	5,655	(9,066)
UBS	Willis Towers Watson PLC	USD	360.00	Jul 2025	21	2,100	6,789	(1,854)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2026	42	4,200	11,125	(43,482)
WFB	Yum! Brands, Inc.	USD	160.00	Jan 2026	53	5,300	24,825	(21,503)
							$1,810,128	$(2,875,673)
6

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.
Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 47.3%
U.S. Government – 16.7%
U.S. Treasury Bonds
1.125%, 08/15/2040	$2,324,000	$1,396,760
1.375%, 11/15/2040	34,764,000	21,679,971
1.750%, 08/15/2041	62,292,000	40,463,029
1.875%, 02/15/2041	2,354,000	1,585,456
2.000%, 11/15/2041	50,411,000	33,974,257
2.250%, 08/15/2046	7,549,000	4,830,475
2.375%, 02/15/2042	13,244,000	9,434,798
2.500%, 05/15/2046	6,309,000	4,261,039
3.000%, 02/15/2048 to 02/15/2049	50,103,000	36,323,760
3.125%, 05/15/2048	4,567,000	3,387,430
4.250%, 08/15/2054	10,820,000	9,675,447
4.625%, 02/15/2055	10,273,000	9,797,874
5.000%, 05/15/2045 (A)	11,493,000	11,609,726
U.S. Treasury Notes
0.500%, 10/31/2027	21,473,000	19,813,036
1.875%, 02/28/2029 to 02/15/2032	15,743,000	14,035,804
2.875%, 05/15/2028 to 04/30/2029	18,759,000	18,225,377
3.625%, 03/31/2030	4,595,000	4,525,537
3.750%, 05/15/2028	9,598,000	9,569,506
3.875%, 05/31/2027	6,872,000	6,869,316
4.000%, 05/31/2030 to 04/30/2032	13,028,000	13,053,433
4.125%, 05/31/2032	4,737,000	4,725,158
4.250%, 05/15/2035	11,248,000	11,121,460
		290,358,649
U.S. Government Agency – 30.6%
Federal Home Loan Mortgage Corp.
2.000%, 11/01/2030 to 12/01/2051	28,331,168	24,270,873
2.500%, 10/01/2032 to 03/01/2052	52,114,954	46,343,215
2.500%, 11/01/2046 (A)	1,387,304	1,168,577
3.000%, 04/01/2040 to 11/01/2049	29,336,498	26,014,147
3.107%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.621%), 02/01/2050 (B)	1,035,799	1,019,187
3.952%, (30 day Average SOFR + 2.140%), 08/01/2052 (B)	889,892	854,379
4.000%, 03/01/2050	3,447,938	3,230,767
4.222%, (30 day Average SOFR + 2.305%), 05/01/2053 (B)	2,888,644	2,864,775
4.500%, 06/01/2039 to 07/01/2039	69,913	68,015
4.616%, (30 day Average SOFR + 2.352%), 03/01/2053 (B)	2,088,787	2,047,876
4.843%, (30 day Average SOFR + 2.153%), 01/01/2055 (B)	1,676,000	1,679,085
4.858%, (30 day Average SOFR + 2.246%), 06/01/2055 (B)	5,304,000	5,257,596
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.909%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.640%), 11/01/2048 (B)	$623,673	$630,261
5.450%, (30 day Average SOFR + 2.090%), 05/01/2055 (B)	574,000	576,932
5.500%, 05/01/2054 to 05/01/2055	9,000,702	8,943,407
6.000%, 09/01/2054 to 12/01/2054	14,315,033	14,722,595
6.500%, 09/01/2054 to 03/01/2055	8,309,690	8,699,050
Federal National Mortgage Association
2.000%, 10/01/2030 to 03/01/2047	50,130,193	42,724,687
2.000%, 08/01/2042 (A)	1,280,057	1,084,388
2.500%, 05/01/2037 to 03/01/2052	20,523,891	17,700,782
2.778%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.606%), 06/01/2050 (B)	731,703	698,917
3.000%, 05/01/2040 to 02/01/2055	114,107,226	101,067,261
3.500%, 06/01/2042 to 01/01/2044	1,231,862	1,170,866
3.941%, (30 day Average SOFR + 2.120%), 08/01/2052 (B)	372,410	358,680
4.000%, 01/01/2027 to 12/01/2048	9,236,800	8,779,666
4.072%, (30 day Average SOFR + 2.120%), 07/01/2052 (B)	1,226,506	1,187,057
4.102%, (30 day Average SOFR + 2.120%), 09/01/2052 (B)	1,312,310	1,310,498
4.124%, (30 day Average SOFR + 2.133%), 10/01/2052 (B)	3,687,977	3,670,145
4.147%, (30 day Average SOFR + 2.129%), 11/01/2052 (B)	1,041,114	1,036,610
4.188%, 11/15/2030 (C)	4,579,000	3,648,136
4.351%, (30 day Average SOFR + 2.162%), 01/01/2055 (B)	1,475,192	1,473,906
4.362%, (30 day Average SOFR + 2.125%), 07/01/2052 (B)	1,558,660	1,545,722
4.500%, 03/01/2043 to 11/01/2048	3,465,061	3,367,885
4.535%, (30 day Average SOFR + 2.330%), 04/01/2053 (B)	5,052,841	4,951,635
4.600%, (30 day Average SOFR + 2.126%), 08/01/2052 (B)	1,771,664	1,769,334
4.603%, (30 day Average SOFR + 2.123%), 08/01/2052 (B)	1,307,072	1,290,329
4.644%, (30 day Average SOFR + 2.130%), 08/01/2052 (B)	889,647	889,504
4.670%, (30 day Average SOFR + 2.296%), 04/01/2053 (B)	6,201,214	6,195,663
4.946%, (30 day Average SOFR + 2.161%), 04/01/2055 (A)(B)	1,198,971	1,200,707

7

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.968%, (30 day Average SOFR + 2.310%), 05/01/2055 (B)	$1,426,321	$1,418,824
5.371%, (30 day Average SOFR + 2.060%), 05/01/2055 (B)	1,568,000	1,578,670
5.500%, TBA (A)	19,200,000	19,014,013
5.500%, 12/01/2053 to 05/01/2055	55,209,603	54,942,303
6.000%, 12/01/2053 to 05/01/2055	45,876,983	46,738,617
6.046%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.604%), 03/01/2050 (B)	1,299,092	1,319,146
6.500%, 12/01/2053 to 03/01/2055	4,835,660	5,052,366
Government National Mortgage Association
2.500%, 12/20/2037 to 07/20/2050	10,316,373	8,872,855
3.000%, 06/20/2043 to 10/20/2050	7,059,610	6,256,361
4.000%, 08/20/2052 to 11/20/2054	17,288,064	15,919,548
4.500%, 02/20/2049	664,134	636,667
5.500%, TBA (A)	10,600,000	10,527,301
6.000%, 01/20/2053	5,377,131	5,502,785
		533,292,571
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $841,403,637)		$823,651,220
FOREIGN GOVERNMENT OBLIGATIONS – 1.0%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (D)	2,110,000	2,139,762
Chile – 0.1%
Republic of Chile 5.650%, 01/13/2037	840,000	851,424
Israel – 0.3%
State of Israel
3.875%, 07/03/2050	698,000	472,778
4.500%, 01/17/2033	353,000	329,660
5.375%, 02/19/2030	2,299,000	2,316,243
5.625%, 02/19/2035	1,430,000	1,412,225
5.750%, 03/12/2054	1,317,000	1,167,810
		5,698,716
Mexico – 0.3%
Government of Mexico
2.659%, 05/24/2031	630,000	534,492
3.500%, 02/12/2034	2,125,000	1,741,650
4.350%, 01/15/2047	452,000	311,631
4.400%, 02/12/2052	781,000	520,068
4.600%, 01/23/2046	813,000	587,075
4.600%, 02/10/2048	728,000	516,836
4.750%, 03/08/2044	818,000	616,077
		4,827,829
Paraguay – 0.1%
Republic of Paraguay
5.400%, 03/30/2050 (D)	2,178,000	1,827,342
6.650%, 03/04/2055 (D)	530,000	515,505
		2,342,847
Poland – 0.1%
Bank Gospodarstwa Krajowego 6.250%, 07/09/2054 (D)	1,405,000	1,358,024
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $17,390,343)		$17,218,602
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS – 25.7%
Communication services – 1.4%
Alphabet, Inc.
4.000%, 05/15/2030	$1,113,000	$1,101,624
4.500%, 05/15/2035	2,415,000	2,345,569
5.250%, 05/15/2055	848,000	820,059
5.300%, 05/15/2065	848,000	811,957
AT&T, Inc.
3.500%, 06/01/2041	565,000	432,295
3.500%, 09/15/2053	877,000	582,753
3.550%, 09/15/2055	876,000	579,108
3.650%, 09/15/2059	554,000	364,023
3.800%, 12/01/2057	771,000	527,856
Charter Communications Operating LLC
3.500%, 06/01/2041	304,000	213,650
3.500%, 03/01/2042	1,485,000	1,027,023
3.900%, 06/01/2052	431,000	284,489
5.250%, 04/01/2053	727,000	599,274
5.500%, 04/01/2063	309,000	252,910
6.100%, 06/01/2029	1,553,000	1,616,675
Comcast Corp.
2.987%, 11/01/2063	662,000	364,462
4.049%, 11/01/2052	570,000	419,960
5.300%, 05/15/2035	1,495,000	1,498,076
5.350%, 05/15/2053	959,000	868,247
Meta Platforms, Inc.
5.400%, 08/15/2054	342,000	324,662
5.550%, 08/15/2064	1,641,000	1,570,240
Netflix, Inc. 5.400%, 08/15/2054	757,000	728,499
T-Mobile USA, Inc.
5.125%, 05/15/2032	1,290,000	1,301,208
5.300%, 05/15/2035	1,035,000	1,031,637
5.875%, 11/15/2055	619,000	602,844
Verizon Communications, Inc.
2.987%, 10/30/2056	886,000	518,805
5.250%, 04/02/2035	1,548,000	1,542,238
5.500%, 02/23/2054 (E)	592,000	562,352
WarnerMedia Holdings, Inc.
5.050%, 03/15/2042	1,115,000	802,050
5.141%, 03/15/2052	496,000	321,536
		24,016,081
Consumer discretionary – 1.2%
Chevron USA, Inc. 4.980%, 04/15/2035	188,000	187,516
Dick's Sporting Goods, Inc. 4.100%, 01/15/2052	1,907,000	1,307,332
Ford Motor Credit Company LLC 2.900%, 02/10/2029	4,455,000	3,988,016
General Motors Financial Company, Inc.
2.700%, 06/10/2031	2,247,000	1,928,298
5.350%, 01/07/2030	631,000	631,436
5.450%, 07/15/2030	1,809,000	1,811,488
6.150%, 07/15/2035	904,000	906,158
Hyundai Capital America 5.150%, 03/27/2030 (D)	1,902,000	1,902,295
Lowe's Companies, Inc.
3.500%, 04/01/2051	715,000	474,729
4.250%, 04/01/2052	1,316,000	998,510
McDonald's Corp. 6.300%, 03/01/2038	902,000	969,875
The Home Depot, Inc.
3.625%, 04/15/2052	575,000	407,386
4.750%, 06/25/2029	900,000	913,623
4.850%, 06/25/2031	597,000	606,726
Toyota Motor Credit Corp. 4.800%, 05/15/2030	1,291,000	1,298,748

8

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Volkswagen Group of America Finance LLC
5.350%, 03/27/2030 (D)	$1,577,000	$1,580,619
5.800%, 03/27/2035 (D)	1,202,000	1,188,251
		21,101,006
Consumer staples – 2.0%
Anheuser-Busch Companies LLC 4.700%, 02/01/2036	3,101,000	2,980,707
Anheuser-Busch InBev Worldwide, Inc. 5.450%, 01/23/2039	602,000	603,591
BAT Capital Corp.
4.390%, 08/15/2037	466,000	409,943
4.540%, 08/15/2047	1,249,000	985,967
5.625%, 08/15/2035	2,488,000	2,492,840
6.250%, 08/15/2055	885,000	872,255
7.081%, 08/02/2053	328,000	355,938
Bunge, Ltd. Finance Corp.
1.630%, 08/17/2025	607,000	602,859
4.200%, 09/17/2029	1,240,000	1,223,655
Imperial Brands Finance PLC 5.875%, 07/01/2034 (D)	1,120,000	1,126,214
JBS USA LUX SA
3.000%, 05/15/2032 (E)	1,165,000	1,001,411
3.625%, 01/15/2032	1,567,000	1,408,695
6.375%, 02/25/2055 (D)	293,000	291,271
6.500%, 12/01/2052	916,000	928,295
7.250%, 11/15/2053	1,762,000	1,942,920
Kenvue, Inc. 4.850%, 05/22/2032	1,811,000	1,819,148
Ohio Edison Company 4.950%, 12/15/2029 (D)	777,000	783,216
Philip Morris International, Inc.
4.125%, 04/28/2028	2,607,000	2,590,339
4.375%, 04/30/2030	2,207,000	2,180,328
4.875%, 04/30/2035	2,340,000	2,263,311
5.000%, 11/17/2025	1,249,000	1,251,162
Sysco Corp. 5.100%, 09/23/2030	1,499,000	1,520,210
The Coca-Cola Company 5.200%, 01/14/2055	288,000	269,546
The Kroger Company 5.500%, 09/15/2054	288,000	266,309
Tyson Foods, Inc. 5.150%, 08/15/2044	330,000	294,777
Walmart, Inc.
4.350%, 04/28/2030	2,097,000	2,104,674
4.900%, 04/28/2035	2,745,000	2,745,477
		35,315,058
Energy – 1.7%
Aker BP ASA
5.125%, 10/01/2034 (D)(E)	2,260,000	2,119,650
5.800%, 10/01/2054 (D)	274,000	239,808
ConocoPhillips Company
5.500%, 01/15/2055	818,000	754,184
5.550%, 03/15/2054	457,000	424,263
Devon Energy Corp.
5.200%, 09/15/2034 (E)	2,007,000	1,900,417
5.750%, 09/15/2054	988,000	858,851
Diamondback Energy, Inc.
5.150%, 01/30/2030	1,113,000	1,126,400
5.200%, 04/18/2027	596,000	601,713
5.550%, 04/01/2035	1,543,000	1,522,030
5.750%, 04/18/2054	987,000	884,624
5.900%, 04/18/2064	300,000	268,453
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer LP
5.250%, 07/01/2029	$1,504,000	$1,528,643
5.300%, 04/15/2047	602,000	511,675
5.700%, 04/01/2035	1,758,000	1,753,274
5.950%, 05/15/2054	2,421,000	2,210,941
6.000%, 02/01/2029 (D)	1,091,000	1,104,860
6.200%, 04/01/2055	118,000	111,444
Equinor ASA 5.125%, 06/03/2035	1,037,000	1,039,702
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (D)	952,398	834,530
2.625%, 03/31/2036 (D)	817,000	682,026
Kinder Morgan, Inc. 5.150%, 06/01/2030	1,028,000	1,037,659
ONEOK, Inc.
5.050%, 11/01/2034	310,000	295,368
5.700%, 11/01/2054	1,289,000	1,152,038
5.850%, 11/01/2064	240,000	214,856
Petroleos Mexicanos 2.460%, 12/15/2025	340,100	334,620
Saudi Arabian Oil Company
4.750%, 06/02/2030 (D)	2,191,000	2,183,393
6.375%, 06/02/2055 (D)	2,594,000	2,542,120
TotalEnergies Capital SA
5.425%, 09/10/2064	309,000	280,305
5.638%, 04/05/2064	297,000	277,546
		28,795,393
Financials – 7.2%
American Express Company
4.731%, (4.371% to 4-25-28, then Overnight SOFR + 1.260%), 04/25/2029	2,246,000	2,258,526
5.016%, (5.016% to 4-25-30, then Overnight SOFR + 1.440%), 04/25/2031	2,084,000	2,107,645
5.085%, (5.085% to 1-30-30, then SOFR Compounded Index + 1.020%), 01/30/2031	815,000	827,369
5.442%, (5.442% to 1-30-35, then SOFR Compounded Index + 1.320%), 01/30/2036	1,066,000	1,073,035
5.667%, (5.667% to 4-25-35, then Overnight SOFR + 1.790%), 04/25/2036	782,000	798,478
Apollo Debt Solutions BDC 6.550%, 03/15/2032 (D)	890,000	898,949
Apollo Global Management, Inc. 5.800%, 05/21/2054	366,000	350,406
Ares Management Corp. 5.600%, 10/11/2054	898,000	820,524
Ares Strategic Income Fund 6.200%, 03/21/2032	1,186,000	1,175,465
Bain Capital Specialty Finance, Inc. 5.950%, 03/15/2030	798,000	786,669
Bank of America Corp.
1.734%, (1.734% to 7-22-26, then Overnight SOFR + 0.960%), 07/22/2027	3,743,000	3,620,594
1.922%, (1.922% to 10-24-30, then Overnight SOFR + 1.370%), 10/24/2031	520,000	447,608
2.496%, (2.496% to 2-13-30, then 3 month CME Term SOFR + 1.252%), 02/13/2031	1,171,000	1,056,123

9

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Barclays PLC
5.367%, (5.367% to 2-25-30, then Overnight SOFR + 1.230%), 02/25/2031	$1,902,000	$1,918,450
5.785%, (5.785% to 2-25-35, then Overnight SOFR + 1.590%), 02/25/2036	2,826,000	2,832,202
Blue Owl Credit Income Corp. 6.600%, 09/15/2029	1,185,000	1,210,758
BNP Paribas SA 5.906%, (5.906% to 11-19-34, then Overnight SOFR + 1.920%), 11/19/2035 (D)	858,000	853,067
BPCE SA
5.389%, (5.389% to 5-28-30, then Overnight SOFR + 1.581%), 05/28/2031 (D)	1,580,000	1,593,384
6.027%, (6.027% to 5-28-35, then Overnight SOFR + 1.956%), 05/28/2036 (D)	1,340,000	1,359,886
Capital One Financial Corp. 6.051%, (6.051% to 2-1-34, then Overnight SOFR + 2.260%), 02/01/2035	2,306,000	2,366,495
Citibank NA
4.576%, 05/29/2027	4,517,000	4,523,431
4.914%, 05/29/2030	3,883,000	3,916,046
Citigroup, Inc.
4.542%, (4.542% to 9-19-29, then Overnight SOFR + 1.338%), 09/19/2030	975,000	962,997
4.786%, (4.786% to 3-4-28, then Overnight SOFR + 0.870%), 03/04/2029	2,098,000	2,100,853
5.333%, (5.333% to 3-27-35, then Overnight SOFR + 1.465%), 03/27/2036	2,115,000	2,086,164
5.612%, (5.612% to 3-4-55, then Overnight SOFR + 1.746%), 03/04/2056	1,441,000	1,372,882
5.827%, (5.827% to 2-13-34, then Overnight SOFR + 2.056%), 02/13/2035	655,000	653,320
6.020%, (6.020% to 1-24-35, then Overnight SOFR + 1.830%), 01/24/2036	3,244,000	3,263,117
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	587,000	601,506
Credit Agricole SA 5.222%, (5.222% to 5-27-30, then Overnight SOFR + 1.460%), 05/27/2031 (D)	2,100,000	2,118,434
Deutsche Bank AG
3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	3,015,000	2,653,922
5.297%, (5.297% to 5-9-30, then Overnight SOFR + 1.720%), 05/09/2031	2,071,000	2,073,863
FS KKR Capital Corp. 6.125%, 01/15/2030	1,694,000	1,668,003
Goldman Sachs Bank USA 5.414%, (5.414% to 5-21-26, then Overnight SOFR + 0.750%), 05/21/2027	1,500,000	1,510,533
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Goldman Sachs Private Credit Corp. 6.250%, 05/06/2030 (D)	$1,200,000	$1,210,358
HSBC Holdings PLC
4.899%, (4.899% to 3-3-28, then Overnight SOFR + 1.030%), 03/03/2029	2,531,000	2,536,754
5.130%, (5.130% to 3-3-30, then Overnight SOFR + 1.290%), 03/03/2031	2,531,000	2,537,433
5.790%, (5.790% to 5-13-35, then Overnight SOFR + 1.880%), 05/13/2036	2,481,000	2,498,316
5.874%, (5.874% to 11-18-34, then Overnight SOFR + 1.900%), 11/18/2035	1,868,000	1,851,099
ING Groep NV 5.525%, (5.525% to 3-25-35, then Overnight SOFR + 1.610%), 03/25/2036	2,109,000	2,103,882
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	1,807,000	1,630,706
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	921,000	919,239
5.572%, (5.572% to 4-22-35, then Overnight SOFR + 1.680%), 04/22/2036	432,000	439,525
Mitsubishi UFJ Financial Group, Inc.
5.159%, (5.159% to 4-24-30, then 1 Year CMT + 1.170%), 04/24/2031	2,084,000	2,112,777
5.615%, (5.615% to 4-24-35, then 1 Year CMT + 1.270%), 04/24/2036	1,830,000	1,858,761
Morgan Stanley
4.994%, (4.994% to 4-12-28, then Overnight SOFR + 1.380%), 04/12/2029	3,045,000	3,073,514
5.042%, (5.042% to 7-19-29, then Overnight SOFR + 1.215%), 07/19/2030	2,763,000	2,790,440
5.192%, (5.192% to 4-17-30, then Overnight SOFR + 1.510%), 04/17/2031	2,198,000	2,230,099
5.230%, (5.230% to 1-15-30, then Overnight SOFR + 1.108%), 01/15/2031	2,968,000	3,011,848
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029	1,167,000	1,193,667
5.831%, (5.831% to 4-19-34, then Overnight SOFR + 1.580%), 04/19/2035	2,727,000	2,811,758
NatWest Group PLC 5.115%, (5.115% to 5-23-30, then 1 Year CMT + 1.050%), 05/23/2031	1,574,000	1,580,117
Oaktree Specialty Lending Corp. 6.340%, 02/27/2030	1,019,000	1,005,730
Santander Holdings USA, Inc.
5.741%, (5.741% to 3-20-30, then Overnight SOFR + 1.878%), 03/20/2031	774,000	782,034
6.342%, (6.342% to 5-31-34, then Overnight SOFR + 2.138%), 05/31/2035	944,000	966,379

10

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Societe Generale SA
7.132%, (7.132% to 1-19-54, then 1 Year CMT + 2.950%), 01/19/2055 (D)	$616,000	$610,323
7.367%, 01/10/2053 (D)	334,000	341,858
State Street Corp. 4.729%, 02/28/2030	2,399,000	2,413,607
The Bank of New York Mellon Corp. 4.942%, (4.942% to 2-11-30, then Overnight SOFR + 0.887%), 02/11/2031	1,694,000	1,712,010
The Goldman Sachs Group, Inc.
4.692%, (4.692% to 10-23-29, then Overnight SOFR + 1.135%), 10/23/2030	1,794,000	1,787,571
5.049%, (5.049% to 7-23-29, then Overnight SOFR + 1.210%), 07/23/2030	926,000	933,910
5.207%, (5.207% to 1-28-30, then Overnight SOFR + 1.078%), 01/28/2031	2,369,000	2,402,226
5.218%, (5.218% to 4-23-30, then Overnight SOFR + 1.580%), 04/23/2031	3,648,000	3,701,170
5.330%, (5.330% to 7-23-34, then Overnight SOFR + 1.550%), 07/23/2035	1,843,000	1,827,381
5.734%, (5.734% to 1-28-55, then Overnight SOFR + 1.696%), 01/28/2056	844,000	820,282
The PNC Financial Services Group, Inc. 4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	1,376,000	1,358,838
UBS Group AG 5.379%, (5.379% to 9-6-44, then 1 Year SOFR ICE Swap Rate + 1.860%), 09/06/2045 (D)	1,347,000	1,266,772
Wells Fargo & Company
4.897%, (4.897% to 7-25-32, then Overnight SOFR + 2.100%), 07/25/2033	930,000	914,038
4.970%, (4.970% to 4-23-28, then Overnight SOFR + 1.370%), 04/23/2029	3,085,000	3,107,960
5.150%, (5.150% to 4-23-30, then Overnight SOFR + 1.500%), 04/23/2031	2,599,000	2,630,113
5.211%, (5.211% to 12-3-34, then Overnight SOFR + 1.380%), 12/03/2035	964,000	945,398
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	587,000	602,196
5.707%, (5.707% to 4-22-27, then Overnight SOFR + 1.070%), 04/22/2028	934,000	951,257
6.303%, (6.303% to 10-23-28, then Overnight SOFR + 1.790%), 10/23/2029	597,000	626,486
		125,958,536
Health care – 2.7%
AbbVie, Inc.
3.200%, 11/21/2029	2,199,000	2,085,835
4.050%, 11/21/2039	625,000	533,655
4.250%, 11/21/2049	2,170,000	1,738,540
4.500%, 05/14/2035	92,000	87,482
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
AbbVie, Inc. (continued)
4.550%, 03/15/2035	$259,000	$247,271
4.800%, 03/15/2027	1,491,000	1,505,113
4.875%, 03/15/2030	1,200,000	1,219,373
4.950%, 03/15/2031	895,000	909,524
5.050%, 03/15/2034	1,491,000	1,495,330
5.200%, 03/15/2035	1,393,000	1,399,183
5.600%, 03/15/2055	137,000	133,581
Alcon Finance Corp. 5.375%, 12/06/2032 (D)	2,268,000	2,294,407
Amgen, Inc.
5.600%, 03/02/2043	860,000	834,598
5.650%, 03/02/2053	272,000	258,923
CommonSpirit Health 3.347%, 10/01/2029	553,000	522,266
CVS Health Corp.
4.780%, 03/25/2038	654,000	581,228
5.050%, 03/25/2048	2,708,000	2,257,802
5.550%, 06/01/2031	1,183,000	1,209,080
5.700%, 06/01/2034	1,215,000	1,221,945
6.050%, 06/01/2054	1,185,000	1,117,554
Elevance Health, Inc.
4.750%, 02/15/2030	1,021,000	1,025,748
4.950%, 11/01/2031	915,000	915,865
5.150%, 06/15/2029	1,301,000	1,325,919
5.700%, 02/15/2055	285,000	267,976
Eli Lilly & Company
4.200%, 08/14/2029	1,874,000	1,871,037
4.600%, 08/14/2034	1,544,000	1,505,185
4.700%, 02/09/2034	1,185,000	1,166,292
4.900%, 02/12/2032	451,000	457,993
5.050%, 08/14/2054	144,000	131,471
5.100%, 02/12/2035	644,000	647,971
5.100%, 02/09/2064	595,000	535,969
5.500%, 02/12/2055	746,000	729,738
5.600%, 02/12/2065	823,000	805,389
Gilead Sciences, Inc. 4.000%, 09/01/2036	603,000	541,417
HCA, Inc.
3.625%, 03/15/2032	952,000	863,765
5.250%, 06/15/2049	766,000	662,500
5.500%, 03/01/2032	2,043,000	2,067,702
5.900%, 06/01/2053	447,000	418,378
6.200%, 03/01/2055	1,343,000	1,311,303
Merck & Company, Inc. 2.350%, 06/24/2040	500,000	341,414
Pfizer Investment Enterprises Pte, Ltd. 5.300%, 05/19/2053	146,000	133,819
Stryker Corp. 4.850%, 02/10/2030	1,685,000	1,702,250
UnitedHealth Group, Inc.
3.050%, 05/15/2041	277,000	197,203
4.600%, 04/15/2027	1,232,000	1,234,603
5.150%, 07/15/2034 (E)	1,256,000	1,239,544
5.500%, 07/15/2044	721,000	677,935
5.625%, 07/15/2054	726,000	678,549
5.750%, 07/15/2064	636,000	593,601
5.875%, 02/15/2053	1,518,000	1,465,334
		47,168,560
Industrials – 2.5%
Burlington Northern Santa Fe LLC
4.450%, 01/15/2053	235,000	194,103
5.200%, 04/15/2054	625,000	580,265
Caterpillar Financial Services Corp.
4.375%, 08/16/2029 (E)	1,229,000	1,229,129

11

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Caterpillar Financial Services Corp. (continued)
4.450%, 10/16/2026	$1,229,000	$1,232,331
4.850%, 02/27/2029	1,183,000	1,203,805
5.000%, 05/14/2027	1,794,000	1,819,337
Caterpillar, Inc. 5.200%, 05/15/2035	1,962,000	1,969,038
Crowley Conro LLC 4.181%, 08/15/2043	675,803	590,541
Deere & Company
5.450%, 01/16/2035	2,693,000	2,759,056
5.700%, 01/19/2055	1,245,000	1,253,357
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	1,941,000	1,933,483
Eaton Capital ULC 4.450%, 05/09/2030	799,000	796,088
Embraer Netherlands Finance BV 5.980%, 02/11/2035	1,555,000	1,570,643
General Dynamics Corp. 4.950%, 08/15/2035	1,159,000	1,140,241
Howmet Aerospace, Inc. 4.850%, 10/15/2031	799,000	798,775
John Deere Capital Corp.
4.150%, 09/15/2027	1,176,000	1,173,664
4.500%, 01/08/2027	1,483,000	1,490,375
4.650%, 01/07/2028	1,044,000	1,057,549
4.850%, 06/11/2029	195,000	198,718
5.150%, 09/08/2026	1,097,000	1,109,025
Lockheed Martin Corp.
5.200%, 02/15/2055	450,000	413,528
5.200%, 02/15/2064	423,000	380,302
Northrop Grumman Corp.
4.650%, 07/15/2030	859,000	861,575
5.250%, 07/15/2035	798,000	800,688
Rollins, Inc. 5.250%, 02/24/2035 (D)	720,000	714,408
Siemens Funding BV
4.350%, 05/26/2028 (D)	1,957,000	1,961,188
4.600%, 05/28/2030 (D)	1,306,000	1,308,084
4.900%, 05/28/2032 (D)	1,573,000	1,578,521
5.200%, 05/28/2035 (D)	1,573,000	1,578,820
5.800%, 05/28/2055 (D)	798,000	808,119
The Boeing Company
5.805%, 05/01/2050	1,040,000	973,888
6.858%, 05/01/2054	623,000	664,435
Uber Technologies, Inc.
4.800%, 09/15/2034	1,518,000	1,464,832
5.350%, 09/15/2054	712,000	646,631
Union Pacific Corp.
2.375%, 05/20/2031 (E)	561,000	497,775
2.800%, 02/14/2032	760,000	675,863
United Parcel Service, Inc.
5.250%, 05/14/2035	1,033,000	1,032,327
5.950%, 05/14/2055	929,000	924,533
6.050%, 05/14/2065	1,188,000	1,180,601
		42,565,641
Information technology – 2.8%
Accenture Capital, Inc.
4.250%, 10/04/2031	2,391,000	2,347,716
4.500%, 10/04/2034	1,315,000	1,263,408
Apple, Inc.
2.375%, 02/08/2041	429,000	293,814
2.650%, 05/11/2050	467,000	285,216
2.650%, 02/08/2051	361,000	219,017
3.950%, 08/08/2052	1,128,000	879,043
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Apple, Inc. (continued)
4.000%, 05/12/2028	$896,000	$895,270
4.200%, 05/12/2030	1,546,000	1,541,622
Broadcom, Inc.
2.450%, 02/15/2031 (D)	922,000	815,171
3.150%, 11/15/2025	691,000	686,496
4.150%, 02/15/2028	1,467,000	1,459,812
4.550%, 02/15/2032	1,495,000	1,463,843
4.800%, 10/15/2034	2,093,000	2,037,903
4.926%, 05/15/2037 (D)	842,000	802,259
5.050%, 07/12/2029	2,151,000	2,189,520
5.150%, 11/15/2031	3,809,000	3,877,686
Cadence Design Systems, Inc.
4.200%, 09/10/2027	1,114,000	1,109,933
4.300%, 09/10/2029	3,094,000	3,072,951
4.700%, 09/10/2034	1,696,000	1,649,101
Foundry JV Holdco LLC
5.500%, 01/25/2031 (D)	1,049,000	1,062,559
5.900%, 01/25/2033 (D)	512,000	522,518
6.100%, 01/25/2036 (D)	560,000	568,730
6.200%, 01/25/2037 (D)	915,000	935,127
6.300%, 01/25/2039 (D)	775,000	795,693
Hewlett Packard Enterprise Company 5.600%, 10/15/2054	640,000	597,311
Intel Corp.
2.800%, 08/12/2041	506,000	329,902
3.250%, 11/15/2049	297,000	181,087
5.600%, 02/21/2054	297,000	263,758
5.625%, 02/10/2043	338,000	310,721
5.700%, 02/10/2053	548,000	491,763
5.900%, 02/10/2063	443,000	400,991
KLA Corp.
3.300%, 03/01/2050	483,000	326,259
4.700%, 02/01/2034	1,190,000	1,167,892
Micron Technology, Inc.
5.650%, 11/01/2032	770,000	782,458
6.050%, 11/01/2035	2,106,000	2,147,517
NetApp, Inc. 5.500%, 03/17/2032	1,618,000	1,639,408
Oracle Corp.
4.000%, 07/15/2046	1,023,000	765,929
5.375%, 09/27/2054	140,000	124,167
6.000%, 08/03/2055	1,138,000	1,103,324
Synopsys, Inc.
4.650%, 04/01/2028	899,000	904,433
4.850%, 04/01/2030	1,286,000	1,298,402
5.000%, 04/01/2032	1,029,000	1,030,818
5.700%, 04/01/2055	257,000	245,351
Texas Instruments, Inc.
4.500%, 05/23/2030	1,294,000	1,297,901
5.000%, 03/14/2053	704,000	629,507
5.100%, 05/23/2035	1,294,000	1,299,094
5.150%, 02/08/2054	595,000	545,451
		48,657,852
Materials – 0.6%
CRH America Finance, Inc. 5.500%, 01/09/2035	1,004,000	1,011,717
CRH SMW Finance DAC 5.125%, 01/09/2030	1,004,000	1,019,971
Glencore Funding LLC
5.186%, 04/01/2030 (D)	1,793,000	1,813,392
5.634%, 04/04/2034 (D)	695,000	699,010
5.673%, 04/01/2035 (D)	1,623,000	1,627,375
6.141%, 04/01/2055 (D)	609,000	596,935

12

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Newmont Corp. 5.350%, 03/15/2034	$876,000	$884,621
The Dow Chemical Company
5.350%, 03/15/2035	1,544,000	1,497,253
5.950%, 03/15/2055	515,000	477,736
		9,628,010
Real estate – 1.2%
Agree LP
2.000%, 06/15/2028	919,000	853,064
2.600%, 06/15/2033	251,000	204,599
4.800%, 10/01/2032	553,000	536,854
5.600%, 06/15/2035	901,000	904,054
American Homes 4 Rent LP
3.625%, 04/15/2032	1,015,000	921,397
4.300%, 04/15/2052	455,000	344,493
4.950%, 06/15/2030	777,000	776,414
5.500%, 07/15/2034	413,000	411,302
Brixmor Operating Partnership LP 2.500%, 08/16/2031	971,000	834,968
CBRE Services, Inc. 5.500%, 06/15/2035	779,000	767,607
Crown Castle, Inc.
2.100%, 04/01/2031	998,000	843,082
5.800%, 03/01/2034	902,000	920,701
Essex Portfolio LP
2.550%, 06/15/2031	524,000	460,218
5.500%, 04/01/2034	618,000	620,908
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	175,000	146,511
4.150%, 04/15/2032	1,010,000	940,896
4.875%, 02/01/2035	897,000	853,476
Kimco Realty OP LLC 4.850%, 03/01/2035	808,000	775,715
Realty Income Corp.
2.100%, 03/15/2028	569,000	534,725
2.850%, 12/15/2032	735,000	634,468
3.400%, 01/15/2030	608,000	575,897
4.900%, 07/15/2033	874,000	858,123
5.125%, 04/15/2035	776,000	767,117
Regency Centers LP
2.950%, 09/15/2029	1,390,000	1,304,097
5.000%, 07/15/2032	878,000	876,407
5.250%, 01/15/2034	1,192,000	1,193,198
Store Capital LLC
2.700%, 12/01/2031	353,000	295,342
2.750%, 11/18/2030	898,000	781,530
5.400%, 04/30/2030 (D)	603,000	600,433
Sun Communities Operating LP 4.200%, 04/15/2032	1,115,000	1,042,601
		21,580,197
Utilities – 2.4%
Alabama Power Company 5.100%, 04/02/2035	834,000	828,041
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	366,000	317,322
Baltimore Gas and Electric Company
2.250%, 06/15/2031	786,000	689,329
5.450%, 06/01/2035	1,033,000	1,039,923
CenterPoint Energy Houston Electric LLC 3.600%, 03/01/2052	581,000	407,275
Chile Electricity Lux MPC II Sarl
5.580%, 10/20/2035 (D)	757,566	752,561
5.672%, 10/20/2035 (D)	1,189,000	1,185,017
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	$176,000	$112,889
5.375%, 05/15/2034	905,000	920,523
5.500%, 03/15/2034	1,502,000	1,542,632
5.500%, 03/15/2055 (E)	1,056,000	993,042
5.700%, 05/15/2054	603,000	584,499
Consumers Energy Company
4.500%, 01/15/2031	1,541,000	1,530,492
5.050%, 05/15/2035	1,139,000	1,132,215
DTE Electric Company
2.950%, 03/01/2050	918,000	582,493
3.650%, 03/01/2052	421,000	301,451
5.250%, 05/15/2035	540,000	539,899
Duke Energy Carolinas LLC
2.550%, 04/15/2031	359,000	319,615
2.850%, 03/15/2032 (E)	977,000	863,363
3.550%, 03/15/2052	711,000	493,430
5.250%, 03/15/2035	858,000	862,086
5.350%, 01/15/2053	689,000	636,789
Duke Energy Corp. 3.500%, 06/15/2051	487,000	320,542
Duke Energy Florida LLC 2.400%, 12/15/2031	784,000	681,865
Duke Energy Progress LLC
2.500%, 08/15/2050	793,000	446,479
3.700%, 10/15/2046	179,000	131,231
Entergy Arkansas LLC
2.650%, 06/15/2051	708,000	401,905
5.150%, 01/15/2033	1,180,000	1,188,397
Entergy Mississippi LLC 5.800%, 04/15/2055	769,000	743,545
Exelon Corp. 5.875%, 03/15/2055	1,184,000	1,143,419
FirstEnergy Pennsylvania Electric Company
3.250%, 03/15/2028 (D)	766,000	738,200
4.300%, 01/15/2029 (D)	925,000	910,343
5.200%, 04/01/2028 (D)	605,000	614,901
Georgia Power Company 5.200%, 03/15/2035	309,000	307,507
Jersey Central Power & Light Company
2.750%, 03/01/2032 (D)	864,000	747,436
5.100%, 01/15/2035	700,000	685,034
MidAmerican Energy Company 2.700%, 08/01/2052	681,000	405,120
Mississippi Power Company
3.100%, 07/30/2051	943,000	599,189
4.250%, 03/15/2042 (E)	400,000	330,345
Northern States Power Company
5.050%, 05/15/2035	1,285,000	1,281,598
5.400%, 03/15/2054	476,000	447,460
NSTAR Electric Company
5.200%, 03/01/2035	463,000	458,288
5.400%, 06/01/2034	908,000	915,448
Oncor Electric Delivery Company LLC
5.350%, 04/01/2035 (D)	723,000	724,255
5.800%, 04/01/2055 (D)	844,000	819,511
Pacific Gas & Electric Company
3.500%, 08/01/2050	298,000	188,688
3.950%, 12/01/2047	1,785,000	1,234,483
4.200%, 06/01/2041	457,000	346,286
4.950%, 07/01/2050	2,246,000	1,781,962
PECO Energy Company 2.850%, 09/15/2051	949,000	576,571

13

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
PPL Capital Funding, Inc. 5.250%, 09/01/2034	$547,000	$541,515
Public Service Company of Oklahoma 3.150%, 08/15/2051	532,000	326,540
Public Service Electric & Gas Company
1.900%, 08/15/2031	1,351,000	1,154,616
2.050%, 08/01/2050	218,000	111,941
2.700%, 05/01/2050	368,000	221,311
5.050%, 03/01/2035	908,000	904,301
5.500%, 03/01/2055	360,000	345,468
San Diego Gas & Electric Company 5.400%, 04/15/2035	619,000	620,832
Sempra 6.550%, (6.550% to 4-1-35, then 5 Year CMT + 2.138%), 04/01/2055 (E)	172,000	160,935
Southern California Edison Company 4.125%, 03/01/2048	592,000	418,576
Trans-Allegheny Interstate Line Company 5.000%, 01/15/2031 (D)	1,121,000	1,129,642
Virginia Electric & Power Company 2.950%, 11/15/2051	786,000	474,994
		42,215,565
TOTAL CORPORATE BONDS (Cost $453,753,988)		$447,001,899
MUNICIPAL BONDS – 0.2%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	600,000	351,715
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	1,115,000	1,225,899
North Texas Tollway Authority 6.718%, 01/01/2049	459,000	496,425
Ohio State University 4.800%, 06/01/2111	600,000	485,614
Port Authority of New York & New Jersey 4.458%, 10/01/2062	1,010,000	817,034
TOTAL MUNICIPAL BONDS (Cost $4,182,716)		$3,376,687
COLLATERALIZED MORTGAGE OBLIGATIONS – 16.7%
Commercial and residential – 1.8%
Angel Oak Mortgage Trust LLC
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(F)	164,446	154,913
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(F)	108,233	103,561
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(F)	692,382	580,236
BANK
Series 2022-BNK44, Class A5, 5.744%, 11/15/2055 (F)	687,000	713,584
Series 2025-BNK49, Class A5, 5.623%, 03/15/2058 (F)	578,000	594,984
BANK5 Trust Series 2025-5YR13, Class A3 5.753%, 01/15/2058 (F)	287,000	296,855
BBCMS Mortgage Trust
Series 2018-C2, Class ASB, 4.236%, 12/15/2051	239,150	237,986
Series 2022-C17, Class A5, 4.441%, 09/15/2055	1,366,000	1,307,793
Series 2025-5C33, Class A4, 5.839%, 03/15/2058	3,537,000	3,680,220
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BBCMS Mortgage Trust (continued)
Series 2025-5C34, Class A3, 5.659%, 05/15/2058	$777,000	$803,110
Benchmark Mortgage Trust Series 2025-V15, Class A3 5.805%, 05/15/2030 (A)	1,144,000	1,187,855
BMO Mortgage Trust
Series 2025-5C10, Class A3, 5.578%, 05/15/2058	858,000	884,836
Series 2025-C11, Class A5, 5.687%, 02/15/2058	853,000	879,437
Series 2025-C12, Class A5, 5.871%, 06/15/2058 (A)	572,000	597,480
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	322,011	313,093
BX Commercial Mortgage Trust Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) 5.143%, 09/15/2036 (B)(D)	4,003,000	3,982,985
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(F)	890,449	742,569
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(F)	958,723	811,855
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2015-LC23, Class A3 3.521%, 10/10/2048	567,503	565,456
GS Mortgage Securities Trust Series 2020-GSA2, Class A4 1.721%, 12/12/2053	1,786,000	1,555,708
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	64,576	64,224
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class A3 3.393%, 12/15/2049	314,000	308,524
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(F)	344,901	301,226
Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-5C1, Class A3 5.635%, 03/15/2058	400,000	412,793
Morgan Stanley Capital I Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	658,677	570,038
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(F)	244,050	231,901
Starwood Mortgage Residential Trust
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(F)	299,772	285,750
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(F)	252,095	237,166
Series 2021-1, Class A1, 1.219%, 05/25/2065 (D)(F)	418,760	390,182
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(F)	794,476	691,219

14

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A (1 month CME Term SOFR + 1.443%) 5.772%, 02/15/2042 (B)(D)	$1,477,000	$1,464,076
Verus Securitization Trust
Series 2019-INV3, Class A1, 3.692%, 11/25/2059 (D)(F)	171,423	169,505
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(F)	571,960	504,835
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(F)	636,826	541,898
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(F)	795,704	655,246
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(F)	2,000,903	1,707,575
Series 2021-7, Class A1 (1.829% to 11-1-25, then 2.829% thereafter), 1.829%, 10/25/2066 (D)(F)	823,988	736,286
Series 2021-8, Class A1, 1.824%, 11/25/2066 (D)(F)	813,445	737,180
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(F)	334,643	321,691
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(F)	305,761	289,206
Wells Fargo Commercial Mortgage Trust Series 2025-C64, Class A5 5.645%, 02/15/2058	574,000	592,463
		31,207,500
U.S. Government Agency – 14.9%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	1,351,129	1,225,349
Series 271, Class F5 (30 day Average SOFR + 0.614%), 4.947%, 08/15/2042 (B)	509,421	500,216
Series 272, Class F1 (30 day Average SOFR + 0.614%), 4.947%, 08/15/2042 (B)	790,548	776,308
Series 280, Class F1 (30 day Average SOFR + 0.614%), 4.947%, 09/15/2042 (B)	801,328	786,820
Series 326, Class F2 (30 day Average SOFR + 0.664%), 4.997%, 03/15/2044 (B)	656,610	651,749
Series 3693, Class FC (30 day Average SOFR + 0.614%), 4.947%, 07/15/2040 (B)	434,409	429,066
Series 3919, Class FA (30 day Average SOFR + 0.614%), 4.947%, 09/15/2041 (B)	422,123	416,589
Series 3958, Class AF (30 day Average SOFR + 0.564%), 4.897%, 11/15/2041 (B)	392,899	387,165
Series 3975, Class FA (30 day Average SOFR + 0.604%), 4.937%, 12/15/2041 (B)	366,816	362,329
Series 3990, Class FG (30 day Average SOFR + 0.564%), 4.897%, 01/15/2042 (B)	460,160	453,742
Series 4059, Class FP (30 day Average SOFR + 0.564%), 4.897%, 06/15/2042 (B)	523,133	515,006
Series 4091, Class BX, 3.250%, 10/15/2041	858,168	798,074
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4091, Class EX, 3.375%, 07/15/2042	$555,543	$517,125
Series 4091, Class FN (30 day Average SOFR + 0.514%), 4.847%, 08/15/2042 (B)	510,905	501,364
Series 4091, Class MX, 3.250%, 02/15/2042	649,751	600,707
Series 4117, Class HB, 2.500%, 10/15/2042	591,944	521,830
Series 4122, Class FP (30 day Average SOFR + 0.514%), 4.847%, 10/15/2042 (B)	562,186	550,561
Series 4160, Class HP, 2.500%, 01/15/2033	562,083	536,197
Series 4184, Class FN (30 day Average SOFR + 0.464%), 4.797%, 03/15/2043 (B)	302,822	296,694
Series 4205, Class PA, 1.750%, 05/15/2043	674,389	575,170
Series 4240, Class FA (30 day Average SOFR + 0.614%), 4.947%, 08/15/2043 (B)	1,448,540	1,421,312
Series 4281, Class FA (30 day Average SOFR + 0.514%), 4.847%, 12/15/2043 (B)	238,797	236,043
Series 4286, Class VF (30 day Average SOFR + 0.564%), 4.897%, 12/15/2043 (B)	1,189,581	1,167,303
Series 4303, Class FA (30 day Average SOFR + 0.464%), 4.797%, 02/15/2044 (B)	427,111	417,211
Series 4427, Class CE, 3.000%, 02/15/2034	151,034	148,724
Series 4446, Class CP, 2.250%, 03/15/2045	662,078	584,921
Series 4527, Class GA, 3.000%, 02/15/2044	1,062,979	1,015,084
Series 4533, Class AB, 3.000%, 06/15/2044	1,534,741	1,468,252
Series 4582, Class HA, 3.000%, 09/15/2045	2,724,301	2,567,782
Series 4587, Class AF (30 day Average SOFR + 0.464%), 4.797%, 06/15/2046 (B)	770,094	762,311
Series 4604, Class FB (30 day Average SOFR + 0.514%), 4.847%, 08/15/2046 (B)	1,439,915	1,418,146
Series 4611, Class BF (30 day Average SOFR + 0.514%), 4.847%, 06/15/2041 (B)	5,458,114	5,405,772
Series 4620, Class LF (30 day Average SOFR + 0.514%), 4.847%, 10/15/2046 (B)	784,745	774,748
Series 4628, Class KF (30 day Average SOFR + 0.614%), 4.947%, 01/15/2055 (B)	841,629	819,860
Series 4709, Class FA (30 day Average SOFR + 0.414%), 4.747%, 08/15/2047 (B)	574,020	563,506
Series 4719, Class LA, 3.500%, 09/15/2047	794,315	728,227

15

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4719, Class LM, 3.000%, 09/15/2047	$579,294	$513,661
Series 4742, Class PA, 3.000%, 10/15/2047	921,989	836,913
Series 4753, Class BD, 3.000%, 01/15/2048	665,366	592,847
Series 4826, Class KF (30 day Average SOFR + 0.414%), 4.747%, 09/15/2048 (B)	479,341	466,095
Series 4854, Class FB (30 day Average SOFR + 0.414%), 4.747%, 01/15/2049 (B)	1,475,446	1,450,965
Series 4857, Class JA, 3.350%, 01/15/2049	2,318,295	2,201,382
Series 4880, Class DA, 3.000%, 05/15/2050	1,433,829	1,308,221
Series 4903, Class NF (30 day Average SOFR + 0.514%), 4.836%, 08/25/2049 (B)	482,604	471,904
Series 4927, Class BG, 3.000%, 11/25/2049	1,071,075	980,932
Series 4937, Class MD, 2.500%, 10/25/2049	1,064,713	938,417
Series 4940, Class AG, 3.000%, 05/15/2040	647,926	609,707
Series 4941, Class GA, 2.000%, 12/15/2047	612,765	510,146
Series 4954, Class LB, 2.500%, 02/25/2050	489,024	426,111
Series 4957, Class MY, 3.000%, 02/25/2050	712,000	582,186
Series 4988, Class KF (30 day Average SOFR + 0.464%), 4.786%, 07/25/2050 (B)	812,043	803,385
Series 4993, Class KF (30 day Average SOFR + 0.564%), 4.886%, 07/25/2050 (B)	4,405,393	4,210,170
Series 5004, Class FM (30 day Average SOFR + 0.464%), 4.786%, 08/25/2050 (B)	882,011	835,652
Series 5020, Class ET, 3.500%, 10/25/2050	932,785	849,503
Series 5058, Class BC, 5.000%, 11/25/2050	662,548	646,298
Series 5091, Class AB, 1.500%, 03/25/2051	1,947,409	1,564,289
Series 5092, Class HE, 2.000%, 02/25/2051	1,083,845	886,774
Series 5114, Class AD, 1.500%, 08/25/2047	4,122,016	3,538,801
Series 5116, Class PB, 2.250%, 02/25/2051	1,143,086	996,982
Series 5118, Class CA, 1.500%, 10/15/2033	1,095,000	1,003,758
Series 5119, Class QF (30 day Average SOFR + 0.200%), 4.522%, 06/25/2051 (B)	1,299,731	1,206,535
Series 5178, Class TP, 2.500%, 04/25/2049	1,258,039	1,105,783
Series 5182, Class M, 2.500%, 05/25/2049	728,495	634,489
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5201, Class CA, 2.500%, 07/25/2048	$1,028,614	$935,074
Series 5202, Class BH, 2.000%, 12/25/2047	644,127	590,253
Series 5202, Class KA, 2.500%, 06/25/2049	993,750	871,511
Series 5202, Class TA, 2.500%, 12/25/2048	1,887,385	1,721,366
Series 5206, Class CD, 3.500%, 05/25/2049	1,268,260	1,173,752
Series 5207, Class PA, 3.000%, 06/25/2051	1,463,282	1,298,746
Series 5209, Class EA, 3.000%, 08/25/2050	1,063,372	969,514
Series 5209, Class EJ, 3.000%, 08/25/2050	1,063,372	969,514
Series 5210, Class DC, 3.000%, 09/25/2051	1,009,489	938,173
Series 5220, Class QK, 3.500%, 09/25/2050	2,069,542	1,964,034
Series 5228, Class TN, 3.500%, 07/25/2039	704,564	671,354
Series 5335, Class FB (30 day Average SOFR + 0.814%), 5.147%, 10/15/2039 (B)	1,901,785	1,902,323
Series 5338, Class FH (30 day Average SOFR + 0.414%), 4.747%, 04/15/2045 (B)	1,740,127	1,695,362
Series 5396, Class HF (30 day Average SOFR + 0.950%), 5.272%, 04/25/2054 (B)	2,562,286	2,575,384
Series 5399, Class FB (30 day Average SOFR + 0.900%), 5.222%, 04/25/2054 (B)	1,489,713	1,486,672
Series 5410, Class JY, 3.000%, 03/15/2044	1,107,000	943,215
Series 5451, Class FD (30 day Average SOFR + 0.514%), 4.847%, 01/15/2044 (B)	831,386	815,053
Series 5452, Class KY, 3.000%, 03/15/2044	1,168,000	986,641
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	48,314	48,920
Series 2010-107, Class FB (30 day Average SOFR + 0.524%), 4.846%, 09/25/2040 (B)	406,928	401,714
Series 2011-111, Class DB, 4.000%, 11/25/2041	821,872	788,770
Series 2011-117, Class AF (30 day Average SOFR + 0.564%), 4.886%, 11/25/2041 (B)	363,059	357,675
Series 2011-117, Class FA (30 day Average SOFR + 0.564%), 4.886%, 11/25/2041 (B)	836,275	824,112
Series 2011-127, Class FC (30 day Average SOFR + 0.564%), 4.886%, 12/25/2041 (B)	389,153	383,154
Series 2011-142, Class EF (30 day Average SOFR + 0.614%), 4.936%, 01/25/2042 (B)	432,156	426,566

16

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2011-55, Class FH (30 day Average SOFR + 0.554%), 4.876%, 06/25/2041 (B)	$301,904	$298,426
Series 2012-106, Class FA (30 day Average SOFR + 0.454%), 4.776%, 10/25/2042 (B)	350,141	344,499
Series 2012-12, Class FA (30 day Average SOFR + 0.614%), 4.936%, 02/25/2042 (B)	385,153	380,070
Series 2012-133, Class JF (30 day Average SOFR + 0.464%), 4.786%, 12/25/2042 (B)	651,683	636,252
Series 2012-151, Class NX, 1.500%, 01/25/2043	583,850	496,948
Series 2012-47, Class JF (30 day Average SOFR + 0.614%), 4.936%, 05/25/2042 (B)	517,217	510,340
Series 2013-11, Class AP, 1.500%, 01/25/2043	1,918,094	1,757,665
Series 2013-15, Class FA (30 day Average SOFR + 0.464%), 4.786%, 03/25/2043 (B)	782,000	763,450
Series 2013-43, Class BP, 1.750%, 05/25/2043	833,499	712,225
Series 2013-49, Class AP, 1.750%, 05/25/2043	449,485	376,359
Series 2014-25, Class EL, 3.000%, 05/25/2044	763,345	698,186
Series 2014-74, Class FC (30 day Average SOFR + 0.514%), 4.836%, 11/25/2044 (B)	424,431	415,601
Series 2015-26, Class GF (30 day Average SOFR + 0.414%), 4.736%, 05/25/2045 (B)	1,141,771	1,113,118
Series 2015-32, Class FA (30 day Average SOFR + 0.414%), 4.736%, 05/25/2045 (B)	717,782	697,732
Series 2015-48, Class FB (30 day Average SOFR + 0.414%), 4.736%, 07/25/2045 (B)	860,725	837,153
Series 2015-72, Class GL, 3.000%, 10/25/2045	562,000	480,790
Series 2015-8, Class AP, 2.000%, 03/25/2045	1,381,156	1,230,041
Series 2015-84, Class PA, 1.700%, 08/25/2033	972,357	909,163
Series 2016-11, Class CF (30 day Average SOFR + 0.464%), 4.786%, 03/25/2046 (B)	401,662	395,193
Series 2016-11, Class FG (30 day Average SOFR + 0.464%), 4.786%, 03/25/2046 (B)	543,786	534,878
Series 2016-19, Class FD (30 day Average SOFR + 0.514%), 4.836%, 04/25/2046 (B)	2,480,112	2,451,528
Series 2016-22, Class FA (30 day Average SOFR + 0.514%), 4.836%, 04/25/2046 (B)	1,039,178	1,023,206
Series 2016-22, Class FG (30 day Average SOFR + 0.514%), 4.836%, 04/25/2046 (B)	903,036	888,809
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2016-48, Class MA, 2.000%, 06/25/2038	$2,150,978	$1,997,389
Series 2016-57, Class PC, 1.750%, 06/25/2046	4,824,457	4,079,511
Series 2016-61, Class BF (30 day Average SOFR + 0.514%), 4.836%, 09/25/2046 (B)	247,587	245,744
Series 2016-64, Class BC, 1.750%, 09/25/2046	977,956	907,455
Series 2016-69, Class BF (30 day Average SOFR + 0.514%), 4.836%, 10/25/2046 (B)	834,374	823,692
Series 2016-75, Class FE (30 day Average SOFR + 0.514%), 4.836%, 10/25/2046 (B)	649,232	641,416
Series 2016-78, Class FA (30 day Average SOFR + 0.514%), 4.836%, 03/25/2044 (B)	417,077	410,205
Series 2016-79, Class FH (30 day Average SOFR + 0.514%), 4.836%, 11/25/2046 (B)	646,091	638,254
Series 2016-82, Class FE (30 day Average SOFR + 0.514%), 4.836%, 11/25/2046 (B)	1,443,752	1,426,851
Series 2016-82, Class FH (30 day Average SOFR + 0.514%), 4.836%, 11/25/2046 (B)	1,318,992	1,299,551
Series 2016-84, Class FB (30 day Average SOFR + 0.514%), 4.836%, 11/25/2046 (B)	628,921	619,311
Series 2016-86, Class FE (30 day Average SOFR + 0.514%), 4.836%, 11/25/2046 (B)	1,638,080	1,612,723
Series 2016-88, Class CF (30 day Average SOFR + 0.564%), 4.886%, 12/25/2046 (B)	1,109,135	1,095,127
Series 2016-91, Class AF (30 day Average SOFR + 0.514%), 4.836%, 12/25/2046 (B)	590,924	584,829
Series 2017-11, Class FA (30 day Average SOFR + 0.514%), 4.836%, 03/25/2047 (B)	264,036	261,194
Series 2017-113, Class FB (30 day Average SOFR + 0.364%), 4.686%, 01/25/2048 (B)	265,772	261,873
Series 2017-12, Class FD (30 day Average SOFR + 0.514%), 4.836%, 03/25/2047 (B)	651,119	642,843
Series 2017-13, Class PA, 3.000%, 08/25/2046	622,515	575,757
Series 2017-23, Class FA (30 day Average SOFR + 0.514%), 4.836%, 04/25/2047 (B)	726,023	715,759
Series 2017-24, Class PG, 2.625%, 04/25/2047	2,399,706	2,077,534
Series 2017-26, Class FA (30 day Average SOFR + 0.464%), 4.786%, 04/25/2047 (B)	1,699,078	1,677,499
Series 2017-35, Class MC, 2.625%, 12/25/2044	536,920	517,899

17

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-82, Class FE (30 day Average SOFR + 0.364%), 4.686%, 10/25/2047 (B)	$607,243	$604,572
Series 2017-9, Class BF (30 day Average SOFR + 0.514%), 4.836%, 03/25/2047 (B)	769,101	759,381
Series 2017-9, Class DF (30 day Average SOFR + 0.514%), 4.836%, 03/25/2047 (B)	561,091	554,102
Series 2017-9, Class EF (30 day Average SOFR + 0.514%), 4.836%, 03/25/2047 (B)	288,065	285,231
Series 2017-96, Class FB (30 day Average SOFR + 0.414%), 4.736%, 12/25/2047 (B)	1,013,128	993,260
Series 2018-1, Class FA (30 day Average SOFR + 0.364%), 4.686%, 02/25/2048 (B)	326,701	321,163
Series 2018-14, Class KC, 3.000%, 03/25/2048	888,410	842,996
Series 2018-36, Class FD (30 day Average SOFR + 0.364%), 4.686%, 06/25/2048 (B)	1,391,776	1,370,974
Series 2018-38, Class MA, 3.300%, 06/25/2048	1,190,494	1,124,662
Series 2018-45, Class TM, 3.000%, 06/25/2048	912,414	817,715
Series 2018-55, Class GA, 3.375%, 08/25/2048	879,964	830,475
Series 2018-64, Class A, 3.000%, 09/25/2048	821,459	712,834
Series 2018-85, Class EA, 3.500%, 12/25/2048	604,265	582,763
Series 2018-86, Class AF (30 day Average SOFR + 0.414%), 4.736%, 12/25/2048 (B)	211,252	208,728
Series 2019-13, Class PE, 3.000%, 03/25/2049	561,984	504,198
Series 2019-15, Class FA (30 day Average SOFR + 0.614%), 4.936%, 04/25/2049 (B)	444,100	431,737
Series 2019-25, Class PA, 3.000%, 05/25/2048	1,698,630	1,575,848
Series 2019-41, Class FG (30 day Average SOFR + 0.614%), 4.936%, 08/25/2059 (B)	1,162,606	1,135,233
Series 2019-43, Class FC (30 day Average SOFR + 0.514%), 4.836%, 08/25/2049 (B)	849,212	829,925
Series 2019-67, Class FB (30 day Average SOFR + 0.564%), 4.886%, 11/25/2049 (B)	466,769	456,528
Series 2019-8, Class GA, 3.000%, 03/25/2049	2,550,954	2,255,186
Series 2019-81, Class LH, 3.000%, 12/25/2049	194,279	172,828
Series 2020-45, Class JL, 3.000%, 07/25/2040	1,903,557	1,734,212
Series 2020-48, Class AB, 2.000%, 07/25/2050	963,141	821,751
Series 2020-59, Class NC, 3.000%, 08/25/2040	1,029,071	940,296
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2020-70, Class AD, 1.500%, 10/25/2050	$2,871,194	$2,150,316
Series 2021-27, Class EC, 1.500%, 05/25/2051	3,504,856	2,797,347
Series 2021-40, Class DW, 2.000%, 06/25/2041	226,300	197,740
Series 2021-42, Class AC, 2.000%, 02/25/2051	926,528	796,484
Series 2021-78, Class ND, 1.500%, 11/25/2051	1,367,147	1,109,134
Series 2021-84, Class MA, 2.000%, 10/25/2051	932,851	758,942
Series 2021-91, Class AB, 2.500%, 09/25/2049	1,149,447	1,008,004
Series 2021-95, Class CP, 1.500%, 08/25/2051	537,725	449,853
Series 2022-11, Class D, 3.000%, 01/25/2050	1,238,726	1,135,257
Series 2022-18, Class DL, 3.250%, 07/25/2046	1,533,302	1,435,013
Series 2022-3, Class N, 2.000%, 10/25/2047	1,484,927	1,304,903
Series 2022-4, Class MH, 3.000%, 09/25/2048	1,231,610	1,143,371
Series 2022-62, Class KA, 3.250%, 09/25/2052	689,306	644,862
Series 2022-89, Class AY, 3.000%, 02/25/2048	1,381,000	1,174,145
Series 2022-9, Class DJ, 3.250%, 03/25/2049	880,769	819,218
Series 2023-14, Class EJ, 2.750%, 04/25/2049	1,084,299	999,917
Series 2023-37, Class FH (30 day Average SOFR + 0.514%), 4.836%, 01/25/2050 (B)	1,914,076	1,872,690
Series 2023-38, Class FC (30 day Average SOFR + 0.664%), 4.986%, 06/25/2040 (B)	1,466,091	1,455,242
Series 2023-38, Class FD (30 day Average SOFR + 0.864%), 5.218%, 10/25/2039 (B)	454,784	450,504
Series 2024-64, Class KY, 3.000%, 12/25/2043	681,000	565,710
Series 414, Class A35, 3.500%, 10/25/2042	698,775	653,045
Government National Mortgage Association
Series 2010-163, Class NC, 4.000%, 12/20/2040	903,692	892,896
Series 2013-152, Class HA, 2.500%, 06/20/2043	1,039,364	955,727
Series 2014-133, Class BP, 2.250%, 09/20/2044	776,434	692,742
Series 2014-149, Class KP, 2.250%, 07/16/2044	668,161	609,131
Series 2014-181, Class L, 3.000%, 12/20/2044	738,249	663,225
Series 2015-144, Class CA, 2.500%, 10/20/2045	1,118,420	978,425
Series 2016-136, Class A, 3.000%, 07/20/2044	635,252	567,372

18

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2016-93, Class AB, 1.750%, 07/20/2044	$1,387,524	$1,131,499
Series 2016-99, Class TL, 2.000%, 04/16/2044	1,655,330	1,353,559
Series 2017-139, Class GA, 3.000%, 09/20/2047	2,485,150	2,231,815
Series 2017-167, Class BQ, 2.500%, 08/20/2044	588,783	550,428
Series 2018-65, Class DC, 3.500%, 05/20/2048	948,000	865,443
Series 2020-63, Class UD, 1.750%, 04/20/2050	702,951	573,542
Series 2021-105, Class P, 1.750%, 06/20/2051	3,399,343	2,717,567
Series 2021-107, Class DB, 1.750%, 04/20/2051	3,160,370	2,528,767
Series 2021-135, Class A, 2.000%, 08/20/2051	782,470	623,802
Series 2021-160, Class NE, 2.000%, 09/20/2051	1,735,409	1,455,957
Series 2021-215, Class GA, 2.000%, 12/20/2051	1,975,463	1,699,003
Series 2021-225, Class YC, 2.000%, 12/20/2051	622,256	515,426
Series 2021-24, Class BC, 1.250%, 02/20/2051	1,091,450	832,931
Series 2021-27, Class BD, 5.000%, 02/20/2051	787,087	772,729
Series 2021-27, Class CW, 5.000%, 02/20/2051 (F)	1,119,312	1,098,976
Series 2021-27, Class NT, 5.000%, 02/20/2051	879,092	854,156
Series 2021-27, Class Q, 5.000%, 02/20/2051	788,700	774,332
Series 2021-8, Class CY, 5.000%, 01/20/2051	779,194	764,620
Series 2021-89, Class LK, 2.000%, 05/20/2051	1,885,744	1,590,305
Series 2021-97, Class QK, 2.000%, 06/20/2051	1,307,289	1,075,456
Series 2022-107, Class C, 2.500%, 06/20/2051	3,296,711	2,688,366
Series 2022-138, Class PT, 2.500%, 10/20/2051	4,909,323	4,025,188
Series 2022-153, Class KA, 4.000%, 12/20/2049	1,021,974	998,970
Series 2022-197, Class LF (30 day Average SOFR + 0.700%), 5.028%, 11/20/2052 (B)	3,613,103	3,557,545
Series 2022-205, Class A, 2.000%, 09/20/2051	1,355,419	1,081,249
Series 2022-24, Class AH, 2.500%, 02/20/2052	334,991	281,535
Series 2022-31, Class GH, 2.500%, 12/20/2049	2,362,987	2,109,922
Series 2022-34, Class DN, 3.500%, 09/20/2041	1,987,104	1,854,695
Series 2022-46, Class LY, 3.000%, 03/20/2052	459,000	371,719
Series 2022-5, Class BA, 2.000%, 10/20/2049	4,867,251	4,067,325
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2022-50, Class CA, 3.000%, 03/20/2052	$3,547,770	$3,129,343
Series 2022-66, Class CG, 3.500%, 04/20/2052	2,237,506	2,115,494
Series 2022-78, Class HW, 2.500%, 04/20/2052	783,000	598,530
Series 2022-84, Class A, 2.500%, 01/20/2052	978,580	811,641
Series 2022-9, Class GA, 2.000%, 01/20/2052	905,390	735,885
Series 2023-196, Class E, 3.000%, 09/20/2048	1,296,289	1,221,446
Series 2023-81, Class YJ, 3.500%, 06/20/2053	4,576,000	3,857,245
Series 2024-110, Class JC, 3.000%, 09/20/2047	6,151,686	5,757,841
Series 2024-110, Class JL, 3.000%, 10/20/2049	1,227,000	1,026,583
Series 2024-184, Class GC, 3.500%, 10/20/2051	3,885,441	3,680,382
Series 2024-45, Class BD, 2.000%, 03/20/2054	823,137	748,242
Series 2025-1, Class GC, 3.500%, 10/20/2051	15,047,644	14,250,116
Series 2025-7, Class EL, 2.500%, 01/20/2055	529,000	368,440
		260,371,897
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $296,963,578)		$291,579,397
ASSET-BACKED SECURITIES – 9.4%
Ally Auto Receivables Trust
Series 2022-3, Class A4 5.070%, 10/16/2028	666,000	669,010
Series 2024-2, Class A4 4.140%, 10/15/2030	907,000	899,234
American Express Credit Account Master Trust
Series 2023-4, Class A 5.150%, 09/15/2030	3,880,000	3,983,252
Series 2025-1, Class A 4.560%, 12/15/2029	5,135,000	5,174,120
Series 2025-2, Class A 4.280%, 04/15/2030	5,123,000	5,123,116
Series 2025-3, Class A 4.510%, 04/15/2032	5,674,000	5,696,508
AmeriCredit Automobile Receivables Trust
Series 2022-2, Class A3 4.380%, 04/18/2028	208,827	208,722
Series 2023-1, Class A3 5.620%, 11/18/2027	562,066	564,294
Series 2023-2, Class A3 5.810%, 05/18/2028	1,355,000	1,366,061
AutoNation Finance Trust
Series 2025-1A, Class A3 4.620%, 11/13/2029 (D)	1,183,000	1,186,773
Series 2025-1A, Class A4 4.760%, 06/10/2030 (D)	614,000	617,707
Avis Budget Rental Car Funding Aesop LLC Series 2025-2A, Class A 5.120%, 08/20/2031 (D)	1,199,000	1,202,453

19

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
BA Credit Card Trust Series 2024-A1, Class A 4.930%, 05/15/2029	$1,413,000	$1,430,907
Carmax Auto Owner Trust Series 2025-2, Class A3 4.480%, 03/15/2030	2,777,000	2,785,616
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (D)	814,000	809,799
Chase Issuance Trust Series 2024-A2, Class A 4.630%, 01/15/2031	6,128,000	6,189,563
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month CME Term SOFR + 1.764%) 6.089%, 11/26/2046 (B)(D)	275,953	278,120
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	385,163	375,240
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	446,381	422,939
Ford Credit Auto Lease Trust
Series 2024-A, Class A4 5.050%, 06/15/2027	688,000	691,789
Series 2025-A, Class A3 4.720%, 06/15/2028	1,092,000	1,097,565
Ford Credit Auto Owner Trust
Series 2022-1, Class A 3.880%, 11/15/2034 (D)	2,240,000	2,215,102
Series 2022-D, Class A4 5.300%, 03/15/2028	603,000	608,513
Series 2024-D, Class A3 4.610%, 08/15/2029	682,000	685,841
Series 2025-1, Class A (4.860% to 2-15-30, then 9.710% thereafter) 4.860%, 08/15/2037 (D)	4,083,000	4,131,262
Ford Credit Floorplan Master Owner Trust A
Series 2024-3, Class A1 4.300%, 09/15/2029 (D)	3,812,000	3,803,532
Series 2024-4, Class A 4.400%, 09/15/2031 (D)	1,696,000	1,684,447
Series 2025-1, Class A1 4.630%, 04/15/2030	3,478,000	3,493,352
GM Financial Automobile Leasing Trust
Series 2023-3, Class A4 5.440%, 08/20/2027	610,000	612,657
Series 2025-2, Class A3 4.580%, 05/22/2028	2,309,000	2,311,616
GM Financial Revolving Receivables Trust
Series 2024-1, Class A 4.980%, 12/11/2036 (D)	990,000	1,007,646
Series 2024-2, Class A 4.520%, 03/11/2037 (D)	962,000	959,873
Series 2025-1, Class A 4.640%, 12/11/2037 (D)	6,203,000	6,213,274
GMF Floorplan Owner Revolving Trust
Series 2024-4A, Class A1 4.730%, 11/15/2029 (D)	2,300,000	2,314,670
Series 2025-2A, Class A 4.640%, 03/15/2030 (D)	3,079,000	3,095,957
Honda Auto Receivables Owner Trust Series 2025-2, Class A4 4.280%, 08/15/2031	1,734,000	1,726,425
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class A3 4.830%, 01/18/2028 (D)	1,271,000	1,277,674
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Lease Securitization Trust (continued)
Series 2025-B, Class A3 4.530%, 04/17/2028 (D)	$2,318,000	$2,326,140
Hyundai Auto Receivables Trust
Series 2022-A, Class A3 2.220%, 10/15/2026	187,219	186,717
Series 2022-A, Class A4 2.350%, 04/17/2028	606,000	599,252
Series 2023-A, Class A4 4.480%, 07/17/2028	1,261,000	1,261,951
Series 2023-B, Class A3 5.480%, 04/17/2028	727,142	731,683
Mercedes-Benz Auto Lease Trust Series 2025-A, Class A3 4.610%, 04/16/2029	2,543,000	2,561,395
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A4 5.250%, 02/15/2029	1,392,000	1,404,149
Series 2025-1, Class A3 4.780%, 12/17/2029	1,335,000	1,347,355
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	347,544	343,053
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	310,915	304,131
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	1,158,110	1,119,711
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	575,340	552,162
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	80,401	74,344
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	905,788	835,761
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	273,837	247,581
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	75,056	67,182
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	1,983,730	1,764,686
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	1,084,495	954,355
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	320,000	287,445
Series 2022-A, Class A 2.230%, 07/15/2070 (D)	2,793,395	2,498,934
Navient Student Loan Trust Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	1,104,848	959,266
Nelnet Student Loan Trust
Series 2004-4, Class A5 (90 day Average SOFR + 0.422%) 4.785%, 01/25/2037 (B)	460,868	458,621
Series 2005-1, Class A5 (90 day Average SOFR + 0.372%) 4.735%, 10/25/2033 (B)	1,315,901	1,301,909
Series 2005-2, Class A5 (90 day Average SOFR + 0.362%) 4.724%, 03/23/2037 (B)	1,434,177	1,420,427
Series 2005-3, Class A5 (90 day Average SOFR + 0.382%) 4.744%, 12/24/2035 (B)	994,061	985,789
Nissan Auto Lease Trust Series 2025-A, Class A3 4.750%, 03/15/2028	2,062,000	2,077,557

20

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A4 4.450%, 11/15/2029	$820,000	$819,731
Series 2025-A, Class A3 4.490%, 12/17/2029	1,993,000	1,997,454
Series 2025-A, Class A4 4.570%, 11/15/2030	1,502,000	1,506,648
PenFed Auto Receivables Owner Trust Series 2022-A, Class A4 4.180%, 12/15/2028 (D)	373,617	373,034
Santander Drive Auto Receivables Trust
Series 2024-3, Class A3 5.630%, 01/16/2029	1,501,000	1,510,595
Series 2025-2, Class A3 4.670%, 08/15/2029	1,488,000	1,492,830
SBNA Auto Lease Trust Series 2024-C, Class A4 4.420%, 03/20/2029 (D)	872,000	867,848
SBNA Auto Receivables Trust
Series 2024-A, Class A3 5.320%, 12/15/2028 (D)	853,949	856,384
Series 2024-A, Class A4 5.210%, 04/16/2029 (D)	399,000	402,203
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3 4.950%, 05/21/2029 (D)	2,046,000	2,052,785
Series 2024-1A, Class A4 4.940%, 01/21/2031 (D)	347,000	350,406
Series 2024-2A, Class A3 5.330%, 11/20/2029 (D)	1,306,000	1,320,019
SMB Private Education Loan Trust Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	2,065,790	1,819,411
SoFi Professional Loan Program LLC
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	70,819	69,855
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	835,811	723,203
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class A3 4.470%, 07/20/2028 (D)	3,205,000	3,204,282
Synchrony Card Issuance Trust Series 2025-A1, Class A 4.780%, 02/15/2031	2,039,000	2,060,360
T-Mobile US Trust
Series 2022-1A, Class A 4.910%, 05/22/2028 (D)	415,979	416,178
Series 2024-1A, Class A 5.050%, 09/20/2029 (D)	2,061,000	2,074,518
Series 2024-2A, Class A 4.250%, 05/21/2029 (D)	1,613,000	1,609,875
Series 2025-1A, Class A 4.740%, 11/20/2029 (D)	1,528,000	1,542,639
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A4 5.430%, 04/17/2028	757,000	768,831
Series 2023-B, Class A3 4.710%, 02/15/2028	1,506,754	1,508,052
Series 2023-C, Class A3 5.160%, 04/17/2028	2,139,000	2,150,000
Series 2025-B, Class A3 4.340%, 11/15/2029	934,000	936,560
Series 2025-B, Class A4 4.490%, 06/17/2030	1,048,000	1,052,591
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Verizon Master Trust
Series 2023-1, Class A (4.490% to 1-20-26, then 5.240% thereafter) 4.490%, 01/22/2029	$2,468,000	$2,466,434
Series 2023-4, Class A1A 5.160%, 06/20/2029	4,573,000	4,606,204
Series 2024-7, Class A 4.350%, 08/20/2032 (D)	2,782,000	2,768,132
Series 2025-2, Class A 4.940%, 01/20/2033 (D)	3,540,000	3,603,716
Series 2025-3, Class A1A 4.510%, 03/20/2030	3,161,000	3,166,193
Series 2025-4, Class A 4.760%, 03/21/2033 (D)	3,161,000	3,185,103
Volkswagen Auto Loan Enhanced Trust
Series 2023-1, Class A3 5.020%, 06/20/2028	1,870,000	1,875,845
Series 2024-1, Class A3 4.630%, 07/20/2029	873,000	879,485
WF Card Issuance Trust Series 2024-A2, Class A 4.290%, 10/15/2029	2,473,000	2,474,535
World Financial Network Credit Card Master Trust
Series 2024-A, Class A 5.470%, 02/15/2031	456,000	465,060
Series 2024-B, Class A 4.620%, 05/15/2031	1,306,000	1,311,817
TOTAL ASSET-BACKED SECURITIES (Cost $164,587,201)		$163,875,001
SHORT-TERM INVESTMENTS – 2.2%
Short-term funds – 2.2%
John Hancock Collateral Trust, 4.2439% (G)(H)	165,991	1,660,340
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2490% (G)	36,568,123	36,568,123
TOTAL SHORT-TERM INVESTMENTS (Cost $38,228,413)		$38,228,463
Total Investments (Core Bond Fund) (Cost $1,816,509,876) – 102.5%		$1,784,931,269
Other assets and liabilities, net – (2.5%)		(43,713,560)
TOTAL NET ASSETS – 100.0%		$1,741,217,709
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed-delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

21

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
(E)	All or a portion of this security is on loan as of 5-31-25. The value of securities on loan amounted to $1,608,584.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 5-31-25.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 94.5%
Australia - 4.0%
ANZ Group Holdings, Ltd.	399,240	$7,471,069
APA Group	171,230	914,963
Aristocrat Leisure, Ltd.	75,869	3,048,605
ASX, Ltd.	26,244	1,205,826
BHP Group, Ltd.	679,754	16,698,150
BlueScope Steel, Ltd.	58,852	863,884
Brambles, Ltd.	184,760	2,763,687
carsales.com, Ltd.	49,882	1,143,157
Cochlear, Ltd.	8,709	1,522,799
Coles Group, Ltd.	177,447	2,471,323
Commonwealth Bank of Australia	224,373	25,459,344
Computershare, Ltd.	70,792	1,832,860
CSL, Ltd.	64,966	10,366,625
Fortescue, Ltd.	227,731	2,265,649
Goodman Group	273,059	5,791,639
Insurance Australia Group, Ltd.	322,363	1,795,474
Macquarie Group, Ltd.	49,037	6,764,672
Medibank Private, Ltd.	374,523	1,150,976
MMG, Ltd. (A)	560,000	206,200
National Australia Bank, Ltd.	411,811	10,077,865
Northern Star Resources, Ltd.	179,236	2,437,378
Origin Energy, Ltd.	230,671	1,609,447
Pro Medicus, Ltd.	7,716	1,398,894
Qantas Airways, Ltd.	100,777	688,724
QBE Insurance Group, Ltd.	206,457	3,084,087
REA Group, Ltd.	6,963	1,075,542
Reece, Ltd.	30,547	308,246
Rio Tinto, Ltd.	49,774	3,619,614
Santos, Ltd.	430,067	1,826,659
Scentre Group	694,235	1,643,743
SGH, Ltd.	27,323	893,498
Sonic Healthcare, Ltd.	61,534	1,058,399
South32, Ltd.	600,421	1,183,809
Stockland	320,557	1,128,951
Suncorp Group, Ltd.	149,728	1,994,787
Telstra Group, Ltd.	542,815	1,673,103
The GPT Group	256,162	793,163
The Lottery Corp., Ltd.	290,875	955,833
Transurban Group	388,578	3,551,243
Treasury Wine Estates, Ltd.	110,680	602,027
Vicinity, Ltd.	512,251	813,561
Washington H. Soul Pattinson & Company, Ltd.	31,546	750,715
Wesfarmers, Ltd.	152,277	8,147,792
Westpac Banking Corp.	460,022	9,651,661
WiseTech Global, Ltd.	24,655	1,703,493
Woodside Energy Group, Ltd.	252,924	3,631,793
Woolworths Group, Ltd.	162,600	3,339,225
		163,380,154
Austria - 0.2%
Erste Group Bank AG	50,848	4,094,755
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Austria (continued)
OMV AG (B)	23,968	$1,282,011
Verbund AG (B)	11,006	859,937
		6,236,703
Belgium - 0.5%
Ageas SA/NV	23,181	1,513,686
Anheuser-Busch InBev SA/NV	130,197	9,193,583
D'ieteren Group	3,065	629,391
Groupe Bruxelles Lambert NV	12,232	1,000,835
KBC Group NV	33,126	3,274,933
Lotus Bakeries NV	59	610,970
Sofina SA (B)	2,210	640,445
Syensqo SA	10,800	828,905
UCB SA	18,367	3,341,310
		21,034,058
Brazil - 0.8%
Ambev SA	567,500	1,392,084
B3 SA - Brasil Bolsa Balcao	659,260	1,607,951
Banco Bradesco SA	169,538	414,397
Banco BTG Pactual SA	145,600	1,006,815
Banco do Brasil SA	203,600	833,694
BB Seguridade Participacoes SA	85,100	558,108
BRF SA	59,900	212,601
Caixa Seguridade Participacoes SA	76,800	202,356
Centrais Eletricas Brasileiras SA	137,600	1,009,476
Cia de Saneamento Basico do Estado de Sao Paulo	56,700	1,163,641
CPFL Energia SA	25,600	181,230
Embraer SA	84,300	965,260
Energisa SA	31,900	264,927
Engie Brasil Energia SA	21,825	156,681
Equatorial Energia SA	138,500	887,495
JBS SA	92,800	650,955
Klabin SA	96,160	307,840
Localiza Rent a Car SA	108,445	814,546
Motiva Infraestrutura de Mobilidade SA	109,900	259,018
Natura & Company Holding SA (A)	106,700	195,323
NU Holdings, Ltd., Class A (A)	380,696	4,572,159
Petroleo Brasileiro SA	432,700	2,489,756
PRIO SA (A)	93,000	633,333
Raia Drogasil SA	151,164	392,479
Rede D'Or Sao Luiz SA (C)	95,200	628,841
Rumo SA (A)	150,800	496,207
Suzano SA	82,427	715,535
Telefonica Brasil SA	99,361	497,888
TIM SA	103,500	352,691
TOTVS SA	63,300	467,155
Ultrapar Participacoes SA	83,500	237,821
Vale SA	434,238	3,955,556
Vibra Energia SA	120,000	423,394
WEG SA	200,440	1,484,157
XP, Inc., Class A	45,559	882,022
		31,313,392
Canada - 7.6%
Agnico Eagle Mines, Ltd.	68,011	8,017,007
Air Canada (A)	25,437	355,879
Alimentation Couche-Tard, Inc.	103,625	5,372,477
AltaGas, Ltd.	42,461	1,186,253
ARC Resources, Ltd.	80,834	1,689,306
Atco, Ltd., Class I	972	36,462
Bank of Montreal	99,528	10,687,828
Barrick Mining Corp.	235,661	4,519,691
BCE, Inc.	12,149	264,696
Brookfield Corp. (A)	189,298	10,931,516

22

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Brookfield Wealth Solutions, Ltd. (A)(B)	788	$46,154
CAE, Inc. (A)	44,362	1,142,062
Cameco Corp.	59,447	3,480,141
Canadian Apartment Properties REIT	1,991	64,938
Canadian Imperial Bank of Commerce	128,608	8,755,671
Canadian National Railway Company	73,292	7,704,379
Canadian Natural Resources, Ltd.	287,164	8,719,440
Canadian Pacific Kansas City, Ltd.	126,899	10,364,782
Canadian Tire Corp., Ltd., Class A	7,480	950,514
Canadian Utilities, Ltd., Class A	21,560	602,960
CCL Industries, Inc., Class B	21,297	1,241,956
Celestica, Inc. (A)	15,878	1,838,694
Cenovus Energy, Inc.	188,356	2,481,493
CGI, Inc.	28,186	3,030,044
CI Financial Corp.	1,831	41,934
Constellation Software, Inc.	2,734	9,912,725
Dollarama, Inc.	37,922	4,877,206
Element Fleet Management Corp.	58,088	1,384,106
Emera, Inc.	41,728	1,912,856
Empire Company, Ltd., Class A	19,412	749,265
Enbridge, Inc.	296,469	13,797,847
Fairfax Financial Holdings, Ltd.	2,812	4,784,672
First Capital Real Estate Investment Trust	1,902	24,601
First Quantum Minerals, Ltd. (A)	97,147	1,439,136
FirstService Corp.	5,870	1,028,913
Fortis, Inc. (B)	69,789	3,409,737
Franco-Nevada Corp.	26,225	4,417,556
George Weston, Ltd.	8,358	1,682,745
GFL Environmental, Inc.	31,263	1,580,065
Gildan Activewear, Inc.	19,271	897,305
Great-West Lifeco, Inc. (B)	41,364	1,570,045
Hydro One, Ltd. (C)	46,741	1,721,006
iA Financial Corp., Inc.	14,267	1,452,534
IGM Financial, Inc.	16,247	518,659
Imperial Oil, Ltd.	24,718	1,764,761
Intact Financial Corp.	24,643	5,590,846
Ivanhoe Mines, Ltd., Class A (A)	104,054	805,985
Keyera Corp.	33,038	1,007,017
Kinross Gold Corp.	167,978	2,479,859
Loblaw Companies, Ltd.	20,851	3,517,785
Lundin Mining Corp.	105,359	997,277
Magna International, Inc.	38,662	1,403,535
MEG Energy Corp.	1,482	25,939
Metro, Inc.	29,670	2,314,189
National Bank of Canada	54,235	5,337,940
Northland Power, Inc.	1,726	25,732
Nutrien, Ltd.	67,120	3,965,526
Onex Corp.	9,666	717,510
Open Text Corp.	37,401	1,059,061
Pan American Silver Corp.	49,935	1,217,856
Pembina Pipeline Corp.	80,236	3,006,913
Power Corp. of Canada	79,511	3,077,079
Quebecor, Inc., Class B	22,279	626,802
Restaurant Brands International, Inc.	42,289	3,019,256
RioCan Real Estate Investment Trust	5,810	73,411
Rogers Communications, Inc., Class B	51,623	1,385,792
Royal Bank of Canada	192,363	24,381,259
Saputo, Inc.	38,202	736,008
Shopify, Inc., Class A (A)	163,981	17,521,896
SmartCentres Real Estate Investment Trust	1,817	34,239
Stantec, Inc.	15,996	1,645,466
Sun Life Financial, Inc.	82,239	5,297,430
Suncor Energy, Inc.	171,906	6,111,629
TC Energy Corp.	141,332	7,161,604
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Teck Resources, Ltd., Class B	66,133	$2,450,923
TELUS Corp. (B)	70,145	1,149,021
TFI International, Inc.	11,167	964,169
The Bank of Nova Scotia	170,400	9,117,552
The Descartes Systems Group, Inc. (A)	12,204	1,415,018
The Toronto-Dominion Bank	237,410	16,394,758
Thomson Reuters Corp.	21,740	4,319,327
TMX Group, Ltd.	39,653	1,602,763
Toromont Industries, Ltd.	11,679	1,012,801
Tourmaline Oil Corp.	48,672	2,194,647
West Fraser Timber Company, Ltd.	7,941	585,008
Wheaton Precious Metals Corp.	61,834	5,357,730
Whitecap Resources, Inc. (B)	172,541	1,076,220
WSP Global, Inc.	18,064	3,701,517
		308,338,312
Chile - 0.1%
Antofagasta PLC	50,827	1,213,388
Banco de Chile	6,273,771	923,003
Banco de Credito e Inversiones SA	12,076	465,856
Banco Santander Chile	8,829,194	526,023
Cencosud SA	173,480	597,048
Empresas CMPC SA	160,549	256,224
Empresas COPEC SA	53,657	368,617
Enel Americas SA	2,952,330	275,275
Enel Chile SA	3,743,482	271,416
Falabella SA	86,069	410,660
Latam Airlines Group SA	28,448,400	541,210
		5,848,720
China - 7.4%
360 Security Technology, Inc., Class A	56,400	78,091
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	15,600	31,662
AAC Technologies Holdings, Inc.	108,644	502,441
Accelink Technologies Company, Ltd., Class A	6,300	35,938
ACM Research Shanghai, Inc., Class A	1,631	22,859
Advanced Micro-Fabrication Equipment, Inc., Class A (A)	4,798	116,155
AECC Aero-Engine Control Company, Ltd., Class A	9,500	25,625
AECC Aviation Power Company, Ltd., Class A	22,300	109,669
Agricultural Bank of China, Ltd., Class A	694,900	533,313
Agricultural Bank of China, Ltd., H Shares	3,839,544	2,460,156
Aier Eye Hospital Group Company, Ltd., Class A	76,584	131,528
Air China, Ltd., Class A (A)	96,600	107,435
Akeso, Inc. (A)(C)	87,504	931,593
Alibaba Group Holding, Ltd.	2,226,183	31,695,976
Aluminum Corp. of China, Ltd., A Shares	107,500	97,292
Aluminum Corp. of China, Ltd., H Shares	540,805	314,086
Amlogic Shanghai Company, Ltd., Class A (A)	3,577	33,088
Angel Yeast Company, Ltd., Class A (A)	7,400	39,089
Anhui Conch Cement Company, Ltd., Class A	35,100	112,962
Anhui Conch Cement Company, Ltd., H Shares	167,439	435,124
Anhui Gujing Distillery Company, Ltd., B Shares	14,719	213,365
Anhui Gujing Distillery Company, Ltd., Class A	3,600	74,970

23

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	18,200	$96,338
Anhui Yingjia Distillery Company, Ltd., Class A	5,200	29,106
Anker Innovations Technology Company, Ltd., Class A	4,350	61,398
ANTA Sports Products, Ltd.	174,083	2,100,695
Autohome, Inc., ADR	9,168	224,799
Avary Holding Shenzhen Company, Ltd., Class A	19,800	77,571
AVIC Airborne Systems Company, Ltd.	28,980	46,588
AviChina Industry & Technology Company, Ltd., H Shares (B)	387,295	194,832
AVICOPTER PLC, Class A	5,700	29,097
BAIC BluePark New Energy Technology Company, Ltd., Class A (A)	44,900	44,883
Baidu, Inc., Class A (A)	313,535	3,218,164
Bank of Beijing Company, Ltd., Class A	183,200	160,165
Bank of Changsha Company, Ltd., Class A	37,600	51,142
Bank of Chengdu Company, Ltd., Class A	35,900	96,580
Bank of China, Ltd., Class A	271,100	207,625
Bank of China, Ltd., H Shares	9,857,899	5,711,729
Bank of Communications Company, Ltd., Class A	331,900	349,890
Bank of Communications Company, Ltd., H Shares	1,205,090	1,051,914
Bank of Hangzhou Company, Ltd., Class A	54,900	126,845
Bank of Jiangsu Company, Ltd., Class A	161,400	245,906
Bank of Nanjing Company, Ltd., Class A	97,200	154,679
Bank of Ningbo Company, Ltd., Class A	56,700	209,879
Bank of Shanghai Company, Ltd., Class A	115,100	169,037
Bank of Suzhou Company, Ltd., Class A	36,300	43,921
Baoshan Iron & Steel Company, Ltd., Class A	181,200	169,287
Beijing Kingsoft Office Software, Inc., Class A	3,724	145,363
Beijing New Building Materials PLC, Class A	13,900	55,208
Beijing Oriental Yuhong Waterproof Technology Company, Ltd., Class A	7,600	11,754
Beijing Roborock Technology Company, Ltd., Class A	1,689	53,148
Beijing Tiantan Biological Products Corp., Ltd., Class A	13,140	34,857
Beijing Tong Ren Tang Company, Ltd., Class A	10,800	56,832
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	8,269	79,543
Beijing Yanjing Brewery Company, Ltd., Class A	22,700	44,293
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	398,900	324,094
Bestechnic Shanghai Company, Ltd., Class A	900	48,881
Bethel Automotive Safety Systems Company, Ltd., Class A (A)	4,580	34,654
Bilibili, Inc., Class Z (A)	31,713	581,426
BOC International China Company, Ltd., Class A	35,000	47,919
BOE Technology Group Company, Ltd., Class A	312,700	164,652
BYD Company, Ltd., Class A	15,000	730,110
BYD Company, Ltd., H Shares	169,472	8,422,421
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
BYD Electronic International Company, Ltd.	109,301	$431,224
Caitong Securities Company, Ltd., Class A	54,300	55,401
Cambricon Technologies Corp., Ltd., Class A (A)	3,435	286,896
Capital Securities Company, Ltd., Class A	16,300	42,309
CCOOP Group Company, Ltd., Class A (A)	146,800	50,007
CGN Power Company, Ltd., Class A	141,400	72,048
CGN Power Company, Ltd., H Shares (C)	1,463,089	478,739
Changchun High-Tech Industry Group Company, Ltd., Class A (A)	3,200	46,353
Changjiang Securities Company, Ltd., Class A	59,400	53,830
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	2,200	42,622
Chaozhou Three-Circle Group Company, Ltd., Class A	14,600	66,236
Chifeng Jilong Gold Mining Company, Ltd., Class A (A)	11,400	41,733
China CITIC Bank Corp., Ltd., H Shares	1,245,061	1,096,001
China Coal Energy Company, Ltd., H Shares	279,593	312,953
China Communications Services Corp., Ltd., H Shares	342,874	196,950
China Construction Bank Corp., Class A	81,300	101,832
China Construction Bank Corp., H Shares	13,257,124	11,852,885
China CSSC Holdings, Ltd., Class A	38,100	162,089
China Eastern Airlines Corp., Ltd., Class A (A)	111,100	62,106
China Energy Engineering Corp., Ltd., Class A	274,900	84,994
China Everbright Bank Company, Ltd., Class A	410,200	225,727
China Everbright Bank Company, Ltd., H Shares	452,138	209,054
China Feihe, Ltd. (C)	494,868	382,455
China Galaxy Securities Company, Ltd., Class A	64,700	141,497
China Galaxy Securities Company, Ltd., H Shares	488,520	469,683
China Great Wall Securities Company, Ltd., Class A	44,200	49,088
China Greatwall Technology Group Company, Ltd., Class A (A)	25,900	52,204
China Hongqiao Group, Ltd.	389,332	691,830
China Huishan Dairy Holdings Company, Ltd. (A)(D)	175,000	0
China International Capital Corp., Ltd., Class A	24,200	110,769
China International Capital Corp., Ltd., H Shares (C)	211,649	392,318
China Jushi Company, Ltd., Class A	31,600	49,491
China Life Insurance Company, Ltd., Class A	23,800	126,022
China Life Insurance Company, Ltd., H Shares	1,043,911	2,113,672
China Literature, Ltd. (A)(C)	55,450	188,533
China Longyuan Power Group Corp., Ltd., H Shares	434,016	359,146
China Mengniu Dairy Company, Ltd.	430,329	961,552
China Merchants Bank Company, Ltd., Class A	173,500	1,043,277

24

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Merchants Bank Company, Ltd., H Shares	535,887	$3,317,850
China Merchants Energy Shipping Company, Ltd., Class A	61,300	51,396
China Merchants Expressway Network & Technology Holdings Company, Ltd., Class A	43,600	76,715
China Merchants Securities Company, Ltd., Class A	68,200	152,807
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	77,500	93,211
China Minsheng Banking Corp., Ltd., Class A	324,100	195,524
China Minsheng Banking Corp., Ltd., H Shares	905,267	464,768
China National Building Material Company, Ltd., H Shares	497,361	221,260
China National Chemical Engineering Company, Ltd., Class A	55,500	59,355
China National Nuclear Power Company, Ltd., Class A	171,400	227,902
China National Software & Service Company, Ltd., Class A (A)	6,060	36,961
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	26,400	85,163
China Oilfield Services, Ltd., H Shares	249,334	202,073
China Pacific Insurance Group Company, Ltd., Class A	62,800	299,349
China Pacific Insurance Group Company, Ltd., H Shares	362,763	1,127,037
China Petroleum & Chemical Corp., Class A	263,200	210,951
China Petroleum & Chemical Corp., H Shares	3,317,946	1,786,854
China Railway Group, Ltd., Class A	174,400	135,107
China Railway Group, Ltd., H Shares	577,115	259,544
China Railway Signal & Communication Corp., Ltd., Class A	62,336	43,376
China Rare Earth Resources and Technology Company, Ltd., Class A	6,100	28,632
China Resources Microelectronics, Ltd., Class A	10,092	66,598
China Resources Mixc Lifestyle Services, Ltd. (C)	92,681	438,066
China Resources Pharmaceutical Group, Ltd. (B)(C)	256,750	168,384
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	10,020	59,675
China Shenhua Energy Company, Ltd., Class A	52,400	287,485
China Shenhua Energy Company, Ltd., H Shares	468,002	1,972,481
China Southern Airlines Company, Ltd., Class A (A)	84,100	71,057
China State Construction Engineering Corp., Ltd., Class A	360,200	283,452
China Three Gorges Renewables Group Company, Ltd., Class A	218,800	130,261
China Tourism Group Duty Free Corp., Ltd., Class A	16,300	136,605
China Tower Corp., Ltd., H Shares (C)	611,485	905,489
China United Network Communications, Ltd., Class A	268,900	199,658
China Vanke Company, Ltd., Class A (A)	90,600	83,267
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Vanke Company, Ltd., H Shares (A)(B)	299,423	$194,607
China XD Electric Company, Ltd., Class A	41,500	35,839
China Yangtze Power Company, Ltd., Class A	201,200	843,725
China Zheshang Bank Company, Ltd., Class A	210,800	94,185
Chongqing Brewery Company, Ltd., Class A	3,800	30,406
Chongqing Changan Automobile Company, Ltd., Class A (A)	68,410	116,845
Chongqing Rural Commercial Bank Company, Ltd., Class A	90,300	90,827
Chongqing Zhifei Biological Products Company, Ltd., Class A	19,150	50,760
Citic Pacific Special Steel Group Company, Ltd., Class A	23,700	37,323
CITIC Securities Company, Ltd., Class A	107,100	377,649
CITIC Securities Company, Ltd., H Shares	217,342	546,987
CITIC, Ltd.	565,235	710,878
CMOC Group, Ltd., Class A	152,100	151,446
CMOC Group, Ltd., H Shares	504,272	401,962
CNGR Advanced Material Company, Ltd., Class A	4,920	21,157
CNOOC Energy Technology & Services, Ltd., Class A	60,100	34,444
CNPC Capital Company, Ltd., Class A	72,700	68,081
Contemporary Amperex Technology Company, Ltd., Class A	36,420	1,257,636
COSCO SHIPPING Energy Transportation Company, Ltd., Class A	24,000	33,589
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares (B)	177,224	138,063
COSCO SHIPPING Holdings Company, Ltd., Class A	103,700	235,700
COSCO SHIPPING Holdings Company, Ltd., H Shares	402,491	692,807
CRRC Corp., Ltd., Class A	210,600	210,227
CRRC Corp., Ltd., H Shares	596,773	381,372
CSC Financial Company, Ltd., Class A	39,100	124,322
CSI Solar Company, Ltd., Class A	28,607	35,346
CSPC Innovation Pharmaceutical Company, Ltd., Class A	11,700	84,063
CSPC Pharmaceutical Group, Ltd.	1,123,785	1,157,062
Daqin Railway Company, Ltd., Class A	160,300	150,076
Datang International Power Generation Company, Ltd., Class A	99,200	43,911
Dong-E-E-Jiao Company, Ltd., Class A	4,700	35,681
Dongfang Electric Corp., Ltd., Class A	25,100	55,491
Dongxing Securities Company, Ltd., Class A	33,800	47,721
East Money Information Company, Ltd., Class A	134,856	384,515
Eastroc Beverage Group Company, Ltd., Class A	4,280	190,011
Ecovacs Robotics Company, Ltd., Class A	4,900	36,378
Empyrean Technology Company, Ltd., Class A	3,400	59,788
ENN Energy Holdings, Ltd.	109,077	864,870
ENN Natural Gas Company, Ltd., Class A	18,800	49,474
Eoptolink Technology, Inc., Ltd., Class A	8,440	103,406
Eve Energy Company, Ltd., Class A	16,600	103,512
Everbright Securities Company, Ltd., Class A	41,300	93,022

25

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Everdisplay Optronics Shanghai Company, Ltd., Class A (A)	69,102	$22,527
FAW Jiefang Group Company, Ltd., Class A	22,100	22,034
Flat Glass Group Company, Ltd., Class A	13,900	27,637
Focus Media Information Technology Company, Ltd., Class A	116,400	120,461
Foshan Haitian Flavouring & Food Company, Ltd., Class A	39,044	239,811
Fosun International, Ltd.	316,435	184,664
Founder Securities Company, Ltd., Class A	81,900	86,275
Foxconn Industrial Internet Company, Ltd., Class A	112,700	294,797
Fuyao Glass Industry Group Company, Ltd., Class A	16,300	131,170
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	83,174	594,127
GalaxyCore, Inc., Class A	16,826	36,703
Ganfeng Lithium Group Company, Ltd., Class A	10,360	43,213
GD Power Development Company, Ltd., Class A	150,400	95,373
GEM Company, Ltd., Class A	36,500	30,661
Genscript Biotech Corp. (A)(B)	164,044	267,753
GF Securities Company, Ltd., Class A	61,400	138,560
Giant Biogene Holding Company, Ltd. (C)	42,200	380,305
GigaDevice Semiconductor, Inc., Class A (A)	5,500	85,497
GoerTek, Inc., Class A	29,800	86,220
Goldwind Science & Technology Company, Ltd., Class A	30,500	39,092
Goneo Group Company, Ltd., Class A	4,340	42,606
Gotion High-tech Company, Ltd., Class A	12,100	41,048
Great Wall Motor Company, Ltd., Class A	20,700	64,611
Great Wall Motor Company, Ltd., H Shares	317,249	489,571
Gree Electric Appliances, Inc. of Zhuhai, Class A	24,100	155,101
GRG Banking Equipment Company, Ltd., Class A	20,200	33,901
Guangdong Haid Group Company, Ltd., Class A	13,900	116,939
Guanghui Energy Company, Ltd., Class A	51,100	42,015
Guangzhou Automobile Group Company, Ltd., Class A	50,300	53,710
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	12,600	47,251
Guangzhou Haige Communications Group, Inc. Company, Class A	18,300	34,602
Guangzhou Tinci Materials Technology Company, Ltd., Class A	14,500	33,747
Guolian Minsheng Securities Company, Ltd., Class A	33,200	45,600
Guosen Securities Company, Ltd., Class A	64,000	99,695
Guotai Haitong Securities Company, Ltd.	117,714	279,970
Guotai Haitong Securities Company, Ltd., H Shares (C)	290,326	409,530
Guoyuan Securities Company, Ltd., Class A	56,300	58,823
H World Group, Ltd., ADR	28,614	1,009,216
Haidilao International Holding, Ltd. (C)	226,816	432,318
Haier Smart Home Company, Ltd., Class A	52,100	180,658
Haier Smart Home Company, Ltd., H Shares	337,186	981,959
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Hainan Airlines Holding Company, Ltd., Class A (A)	332,300	$61,926
Hainan Airport Infrastructure Company, Ltd., Class A (A)	67,900	32,455
Haitian International Holdings, Ltd.	87,963	213,878
Hangzhou First Applied Material Company, Ltd., Class A	19,251	32,321
Hangzhou GreatStar Industrial Company, Ltd.	11,600	37,905
Hangzhou Silan Microelectronics Company, Ltd., Class A (A)	11,300	37,579
Hangzhou Tigermed Consulting Company, Ltd., A Shares	3,600	24,699
Hansoh Pharmaceutical Group Company, Ltd. (C)	165,299	543,210
Hebei Yangyuan Zhihui Beverage Company, Ltd., Class A	10,400	35,233
Henan Shenhuo Coal Industry & Electricity Power Company, Ltd., Class A	17,400	39,755
Henan Shuanghui Investment & Development Company, Ltd., Class A	28,900	97,645
Hengan International Group Company, Ltd.	87,190	235,491
Hengli Petrochemical Company, Ltd., Class A (A)	56,000	117,600
Hengtong Optic-electric Company, Ltd., Class A	22,500	46,720
Hisense Home Appliances Group Company, Ltd., Class A	8,900	34,415
Hisense Home Appliances Group Company, Ltd., H Shares (B)	47,000	154,668
Hithink RoyalFlush Information Network Company, Ltd., Class A	4,600	156,977
HLA Group Corp., Ltd., Class A	39,300	39,098
Hoshine Silicon Industry Company, Ltd., Class A	4,800	32,579
Hua Hong Semiconductor, Ltd. (B)(C)	89,732	359,591
Huadian Power International Corp., Ltd., Class A	70,500	57,217
Huadong Medicine Company, Ltd., Class A	13,900	86,085
Huafon Chemical Company, Ltd., Class A	41,700	38,924
Huagong Tech Company, Ltd., Class A	8,200	47,892
Huaibei Mining Holdings Company, Ltd., Class A	21,100	36,350
Hualan Biological Engineering, Inc., Class A	12,200	27,239
Huaneng Lancang River Hydropower, Inc., Class A	42,900	59,965
Huaneng Power International, Inc., Class A	74,100	74,302
Huaneng Power International, Inc., H Shares	578,352	365,210
Huaqin Technology Company, Ltd., Class A	5,800	53,174
Huatai Securities Company, Ltd., Class A	74,100	171,821
Huatai Securities Company, Ltd., H Shares (C)	177,106	296,994
Huaxia Bank Company, Ltd., Class A	110,900	115,889
Huayu Automotive Systems Company, Ltd., Class A	26,000	65,153
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	7,400	27,735
Huizhou Desay Sv Automotive Company, Ltd., Class A	4,400	67,326

26

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Humanwell Healthcare Group Company, Ltd., Class A	12,800	$39,343
Hunan Valin Steel Company, Ltd., Class A	53,100	35,078
Hundsun Technologies, Inc., Class A	15,000	54,476
Hwatsing Technology Company, Ltd., Class A	1,455	29,761
Hygon Information Technology Company, Ltd., Class A	19,275	359,658
IEIT Systems Company, Ltd., Class A	12,400	83,858
Iflytek Company, Ltd., Class A	18,800	119,851
Imeik Technology Development Company, Ltd., Class A	2,500	58,725
Industrial & Commercial Bank of China, Ltd., Class A	503,000	493,315
Industrial & Commercial Bank of China, Ltd., H Shares	9,603,826	6,965,402
Industrial Bank Company, Ltd., Class A	175,600	550,987
Industrial Securities Company, Ltd., Class A	89,800	71,571
Ingenic Semiconductor Company, Ltd., Class A (A)	3,900	34,248
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	347,800	83,798
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	16,700	45,795
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	72,500	53,310
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	54,300	227,632
Inner Mongolia Yitai Coal Company, Ltd., Class B	145,673	296,128
Innovent Biologics, Inc. (A)(C)	169,021	1,333,680
Isoftstone Information Technology Group Company, Ltd., Class A	7,850	56,752
J&T Global Express, Ltd. (A)(B)	325,000	281,549
JA Solar Technology Company, Ltd., Class A (A)	22,788	28,827
JCET Group Company, Ltd., Class A	15,700	69,924
JCHX Mining Management Company, Ltd., Class A	3,700	20,001
JD Health International, Inc. (A)(C)	153,758	779,084
JD Logistics, Inc. (A)(C)	266,894	420,013
JD.com, Inc., Class A	336,053	5,438,389
Jiangsu Eastern Shenghong Company, Ltd., Class A	46,300	54,601
Jiangsu Expressway Company, Ltd., H Shares	162,837	207,287
Jiangsu Hengli Hydraulic Company, Ltd., Class A	11,000	103,765
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	52,800	399,819
Jiangsu Hoperun Software Company, Ltd., Class A (A)	6,800	47,416
Jiangsu King's Luck Brewery JSC, Ltd., Class A	9,800	59,821
Jiangsu Phoenix Publishing & Media Corp., Ltd., Class A	21,000	34,286
Jiangsu Yanghe Distillery Company, Ltd., Class A	12,900	117,453
Jiangsu Yoke Technology Company, Ltd., Class A	4,400	31,950
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	8,200	42,982
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Jiangsu Zhongtian Technology Company, Ltd., Class A	31,300	$57,662
Jiangxi Copper Company, Ltd., Class A	14,200	41,762
Jiangxi Copper Company, Ltd., H Shares	148,515	262,014
Jinduicheng Molybdenum Company, Ltd., Class A	15,200	22,220
Jinko Solar Company, Ltd., Class A	72,161	51,942
Juneyao Airlines Company, Ltd., Class A	14,000	27,009
Kanzhun, Ltd., ADR (A)	35,950	609,712
KE Holdings, Inc., ADR	95,570	1,764,222
Kingdee International Software Group Company, Ltd. (A)	417,412	649,633
Kingsoft Corp., Ltd.	126,596	536,800
Kuaishou Technology (A)(C)	367,971	2,473,584
Kuang-Chi Technologies Company, Ltd., Class A	17,800	109,518
Kunlun Tech Company, Ltd., Class A	10,400	48,054
Kweichow Moutai Company, Ltd., Class A	10,400	2,189,358
LB Group Company, Ltd., Class A	20,100	46,054
Lenovo Group, Ltd.	1,112,690	1,270,267
Lens Technology Company, Ltd., Class A	43,100	120,816
Li Auto, Inc., Class A (A)	169,698	2,416,007
Li Ning Company, Ltd.	320,102	605,789
Liaoning Port Company, Ltd., Class A	172,600	35,365
Lingyi iTech Guangdong Company, Class A	59,900	66,884
Longfor Group Holdings, Ltd. (C)	286,827	356,275
LONGi Green Energy Technology Company, Ltd., Class A	59,140	117,774
Loongson Technology Corp, Ltd., Class A (A)	2,360	42,348
Luxshare Precision Industry Company, Ltd., Class A	61,400	257,646
Luzhou Laojiao Company, Ltd., Class A	12,300	198,759
Mango Excellent Media Company, Ltd., Class A	13,900	43,029
Maxscend Microelectronics Company, Ltd., Class A	4,100	40,036
Meihua Holdings Group Company, Ltd., Class A	20,000	29,066
Meituan, Class B (A)(C)	676,846	11,705,809
Metallurgical Corp. of China, Ltd., Class A	150,500	61,099
Midea Group Company, Ltd., Class A (A)	30,300	331,990
Midea Group Company, Ltd., H Shares (A)	40,500	423,413
MINISO Group Holding, Ltd.	60,400	257,490
Montage Technology Company, Ltd., Class A	9,609	101,440
Muyuan Foods Company, Ltd., Class A	45,600	255,344
Nanjing Iron & Steel Company, Ltd., Class A	45,600	26,939
Nanjing Securities Company, Ltd., Class A	33,800	36,286
NARI Technology Company, Ltd., Class A	65,148	200,268
National Silicon Industry Group Company, Ltd., Class A	20,045	51,424
NAURA Technology Group Company, Ltd., Class A	4,300	249,481
NetEase, Inc.	265,996	6,431,316
New China Life Insurance Company, Ltd., Class A	18,600	129,321
New China Life Insurance Company, Ltd., H Shares	131,217	533,656
New Hope Liuhe Company, Ltd., Class A (A)	31,600	41,968

27

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
New Oriental Education & Technology Group, Inc.	202,958	$958,317
Nexchip Semiconductor Corp., Class A (A)	14,931	42,220
Ninestar Corp., Class A (A)	9,600	28,702
Ningbo Deye Technology Company, Ltd., Class A	5,152	58,813
Ningbo Orient Wires & Cables Company, Ltd., Class A	5,300	35,032
Ningbo Sanxing Medical Electric Company, Ltd., Class A	11,600	35,431
Ningbo Tuopu Group Company, Ltd., Class A	14,290	96,816
Ningxia Baofeng Energy Group Company, Ltd., Class A	59,900	133,022
NIO, Inc., Class A (A)	213,530	753,114
Nongfu Spring Company, Ltd., H Shares (C)	276,606	1,343,974
OFILM Group Company, Ltd., Class A (A)	24,100	39,178
Oppein Home Group, Inc., Class A	3,900	33,296
Orient Securities Company, Ltd., Class A	81,100	104,789
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (A)	52,200	18,068
PetroChina Company, Ltd., Class A	171,800	197,621
PetroChina Company, Ltd., H Shares	2,914,130	2,438,816
Pharmaron Beijing Company, Ltd., Class A	13,725	45,240
PICC Property & Casualty Company, Ltd., H Shares	961,292	1,826,563
Ping An Bank Company, Ltd., Class A	169,500	271,654
Ping An Insurance Group Company of China, Ltd., Class A	89,100	656,600
Ping An Insurance Group Company of China, Ltd., H Shares	928,662	5,423,926
Piotech, Inc., Class A	1,788	36,486
Poly Developments and Holdings Group Company, Ltd., Class A	109,000	122,555
Pop Mart International Group, Ltd. (C)	73,807	2,062,760
Postal Savings Bank of China Company, Ltd., Class A	247,200	182,667
Postal Savings Bank of China Company, Ltd., H Shares (C)	1,226,504	795,328
Power Construction Corp. of China, Ltd., Class A	138,800	90,755
Qifu Technology, Inc., ADR	16,133	663,066
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	39,100	85,718
Range Intelligent Computing Technology Group Company, Ltd., Class A	11,400	67,627
Rockchip Electronics Company, Ltd., Class A	3,500	69,771
Rongsheng Petrochemical Company, Ltd., Class A	81,100	96,550
SAIC Motor Corp., Ltd., Class A	65,100	146,038
Sailun Group Company, Ltd., Class A	27,600	47,890
Sanan Optoelectronics Company, Ltd., Class A	38,300	65,884
Sany Heavy Industry Company, Ltd., Class A	69,400	181,181
Satellite Chemical Company, Ltd., Class A	29,743	68,914
SDIC Capital Company, Ltd., Class A	70,500	68,037
SDIC Power Holdings Company, Ltd., Class A	66,600	144,729
Seres Group Company, Ltd., Class A	12,000	225,478
SF Holding Company, Ltd., Class A	38,800	247,973
SG Micro Corp., Class A	3,570	45,623
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shaanxi Coal Industry Company, Ltd., Class A	78,100	$225,924
Shandong Gold Mining Company, Ltd., Class A	29,100	121,571
Shandong Gold Mining Company, Ltd., H Shares (B)(C)	104,037	325,624
Shandong Himile Mechanical Science & Technology Company, Ltd., Class A	6,500	55,318
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	14,200	40,994
Shandong Linglong Tyre Company, Ltd., Class A	13,500	26,930
Shandong Nanshan Aluminum Company, Ltd., Class A	96,000	49,888
Shandong Sun Paper Industry JSC, Ltd., Class A	23,800	46,505
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	341,095	243,754
Shanghai Baosight Software Company, Ltd., Class A	17,972	62,442
Shanghai Baosight Software Company, Ltd., Class B	95,782	132,494
Shanghai BOCHU Electronic Technology Corp., Ltd., Class A	1,516	39,686
Shanghai Electric Group Company, Ltd., Class A (A)	105,700	108,644
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	17,700	62,210
Shanghai International Airport Company, Ltd., Class A	5,900	26,474
Shanghai M&G Stationery, Inc., Class A	5,600	22,882
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	23,600	60,289
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares (B)	95,696	138,784
Shanghai Pudong Development Bank Company, Ltd., Class A	248,900	425,132
Shanghai Putailai New Energy Technology Company, Ltd., Class A	16,510	35,772
Shanghai RAAS Blood Products Company, Ltd., Class A	52,700	49,779
Shanghai Rural Commercial Bank Company, Ltd., Class A	77,700	96,673
Shanghai United Imaging Healthcare Company, Ltd., Class A	6,432	122,224
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	13,100	45,343
Shanjin International Gold Company, Ltd., Class A	20,500	56,165
Shanxi Coking Coal Energy Group Company, Ltd., Class A	29,600	24,688
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	19,800	29,493
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	9,900	252,173
Shenergy Company, Ltd., Class A	38,200	47,602
Shengyi Technology Company, Ltd., Class A	20,800	75,536
Shennan Circuits Company, Ltd., Class A	5,490	64,062
Shenwan Hongyuan Group Company, Ltd., Class A	211,400	138,524
Shenzhen Energy Group Company, Ltd., Class A	36,100	32,526

28

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shenzhen Goodix Technology Company, Ltd., Class A	3,900	$37,206
Shenzhen Inovance Technology Company, Ltd., Class A	10,700	97,377
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	10,100	315,364
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	6,400	53,177
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	9,300	58,665
Shenzhen Transsion Holdings Company, Ltd., Class A	8,972	90,304
Shenzhou International Group Holdings, Ltd.	114,991	831,587
Shijiazhuang Yiling Pharmaceutical Company, Ltd., Class A	16,000	32,365
Sichuan Changhong Electric Company, Ltd., Class A	38,300	52,374
Sichuan Chuantou Energy Company, Ltd., Class A	39,200	91,680
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	13,100	69,983
Sichuan Road and Bridge Group Company, Ltd., Class A	42,700	54,832
Sieyuan Electric Company, Ltd., Class A	6,200	62,032
Silergy Corp.	43,000	493,954
Sinolink Securities Company, Ltd., Class A	43,600	50,288
Sinopharm Group Company, Ltd., H Shares	186,553	449,719
Sinotruk Hong Kong, Ltd.	94,000	236,851
Smoore International Holdings, Ltd. (B)(C)	257,334	632,052
SooChow Securities Company, Ltd., Class A	53,900	59,414
Southwest Securities Company, Ltd., Class A	86,300	49,568
Spring Airlines Company, Ltd., Class A	7,500	61,145
Sungrow Power Supply Company, Ltd., Class A	17,320	144,798
Sunny Optical Technology Group Company, Ltd.	97,964	747,915
Sunwoda Electronic Company, Ltd., Class A	17,400	44,559
SUPCON Technology Company, Ltd., Class A	5,742	35,029
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	14,400	56,146
Suzhou Maxwell Technologies Company, Ltd., Class A	1,684	15,916
Suzhou TFC Optical Communication Company, Ltd., Class A	4,720	53,549
TAL Education Group, ADR (A)	56,847	558,806
TBEA Company, Ltd., Class A	36,510	58,800
TCL Technology Group Corp., Class A	154,870	91,748
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	25,100	26,347
Tencent Holdings, Ltd.	888,495	56,013,055
Tencent Music Entertainment Group, ADR	103,610	1,744,792
The People's Insurance Company Group of China, Ltd., Class A	89,200	102,151
The People's Insurance Company Group of China, Ltd., H Shares	1,204,879	785,925
Tianfeng Securities Company, Ltd., Class A (A)	73,700	39,578
Tianqi Lithium Corp., Class A	9,400	37,593
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Tianshan Aluminum Group Company, Ltd., Class A	35,200	$37,589
Tianshui Huatian Technology Company, Ltd., Class A	26,100	31,598
Tingyi Cayman Islands Holding Corp.	269,102	440,372
Tongcheng Travel Holdings, Ltd.	175,112	492,059
TongFu Microelectronics Company, Ltd., Class A	12,700	41,255
Tongkun Group Company, Ltd., Class A	21,600	32,388
Tongling Nonferrous Metals Group Company, Ltd., Class A	74,600	32,722
Tongwei Company, Ltd., Class A	34,100	76,937
TravelSky Technology, Ltd., H Shares	129,173	183,214
Trina Solar Company, Ltd., Class A	14,888	27,623
Tsingtao Brewery Company, Ltd., Class A	6,900	70,908
Tsingtao Brewery Company, Ltd., H Shares	86,597	599,076
Unigroup Guoxin Microelectronics Company, Ltd., Class A	6,479	57,420
Unisplendour Corp., Ltd., Class A	23,300	77,345
Universal Scientific Industrial Shanghai Company, Ltd., Class A	15,600	29,195
Victory Giant Technology Huizhou Company, Ltd., Class A	7,500	90,292
Vipshop Holdings, Ltd., ADR	45,348	625,349
Wanhua Chemical Group Company, Ltd., Class A	27,200	203,935
Weichai Power Company, Ltd., Class A	64,100	133,373
Weichai Power Company, Ltd., H Shares	261,633	509,417
Weihai Guangwei Composites Company, Ltd., Class A	6,800	28,870
Wens Foodstuff Group Company, Ltd., Class A	52,500	121,107
Western Mining Company, Ltd., Class A (A)	19,500	42,593
Western Securities Company, Ltd., Class A	50,700	52,092
Western Superconducting Technologies Company, Ltd., Class A	4,469	30,668
Will Semiconductor Company, Ltd., Class A	10,145	174,973
Wingtech Technology Company, Ltd., Class A	9,400	44,275
Wintime Energy Group Company, Ltd., Class A	215,800	40,356
Wuhan Guide Infrared Company, Ltd., Class A (A)	25,378	31,074
Wuliangye Yibin Company, Ltd., Class A	32,500	568,096
WUS Printed Circuit Kunshan Company, Ltd., Class A	16,400	70,593
WuXi AppTec Company, Ltd., Class A	22,600	198,509
WuXi AppTec Company, Ltd., H Shares (C)	41,894	365,059
WuXi Biologics Cayman, Inc. (A)(C)	481,120	1,519,593
XCMG Construction Machinery Company, Ltd., Class A	97,000	110,822
Xiamen C & D, Inc., Class A	22,300	30,653
Xiamen Tungsten Company, Ltd., Class A	7,300	19,626
Xiaomi Corp., Class B (A)(C)	2,266,634	14,590,337
Xinjiang Daqo New Energy Company, Ltd., Class A	12,136	32,348
Xinyi Solar Holdings, Ltd.	623,086	187,055
XPeng, Inc., A Shares (A)	170,576	1,652,501
Yadea Group Holdings, Ltd. (C)	168,485	256,624
Yangzijiang Shipbuilding Holdings, Ltd.	348,200	570,460

29

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Yankuang Energy Group Company, Ltd., Class A	39,370	$70,278
Yankuang Energy Group Company, Ltd., H Shares (B)	442,584	525,142
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	8,800	42,116
Yealink Network Technology Corp., Ltd., Class A	10,280	48,052
Yifeng Pharmacy Chain Company, Ltd., Class A	8,528	30,776
Yihai Kerry Arawana Holdings Company, Ltd., Class A	13,800	57,978
Yonghui Superstores Company, Ltd., Class A (A)	70,500	48,268
Yonyou Network Technology Company, Ltd., Class A (A)	26,200	47,446
Youngor Fashion Company, Ltd., Class A	45,000	46,860
YTO Express Group Company, Ltd., Class A	25,900	47,352
Yum China Holdings, Inc.	52,360	2,285,514
Yunnan Aluminium Company, Ltd., Class A	26,000	52,496
Yunnan Baiyao Group Company, Ltd., Class A	14,740	115,458
Yunnan Chihong Zinc&Germanium Company, Ltd., Class A	26,100	18,533
Yunnan Energy New Material Company, Ltd., Class A	7,100	27,331
Yunnan Yuntianhua Company, Ltd., Class A	14,600	44,145
Yutong Bus Company, Ltd., Class A	18,500	63,396
Zangge Mining Company, Ltd., Class A	12,000	60,256
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	4,700	132,821
Zhaojin Mining Industry Company, Ltd., H Shares	232,743	589,550
Zhejiang China Commodities City Group Company, Ltd., Class A	47,700	116,233
Zhejiang Chint Electrics Company, Ltd., Class A	16,000	48,602
Zhejiang Dahua Technology Company, Ltd., Class A	26,200	55,329
Zhejiang Dingli Machinery Company, Ltd., Class A	4,500	28,220
Zhejiang Expressway Company, Ltd., H Shares	216,255	171,100
Zhejiang Huayou Cobalt Company, Ltd., Class A	13,010	60,047
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	8,500	31,758
Zhejiang Juhua Company, Ltd., Class A	22,400	82,044
Zhejiang Leapmotor Technology Company, Ltd. (A)(C)	68,300	479,326
Zhejiang Longsheng Group Company, Ltd., Class A	29,900	40,667
Zhejiang NHU Company, Ltd., Class A	26,580	80,896
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	16,600	59,410
Zhejiang Supor Company, Ltd., Class A	3,100	23,360
Zhejiang Wanfeng Auto Wheel Company, Ltd., Class A	18,200	40,784
Zhejiang Weiming Environment Protection Company, Ltd., Class A	12,080	32,634
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Zheneng Electric Power Company, Ltd., Class A	93,100	$69,128
Zheshang Securities Company, Ltd., Class A	48,700	70,415
Zhongji Innolight Company, Ltd., Class A	9,680	125,624
Zhongjin Gold Corp., Ltd., Class A	37,100	72,002
Zhongsheng Group Holdings, Ltd.	114,054	171,120
Zhongtai Securities Company, Ltd., Class A	68,800	58,059
Zhuzhou CRRC Times Electric Company, Ltd., Class A	7,272	44,098
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	66,292	280,722
Zijin Mining Group Company, Ltd., Class A	172,600	424,248
Zijin Mining Group Company, Ltd., H Shares	780,396	1,734,715
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	59,600	58,922
ZTE Corp., Class A	34,000	146,210
ZTE Corp., H Shares	103,775	289,519
ZTO Express Cayman, Inc.	58,050	1,026,386
		299,713,469
Colombia - 0.0%
Grupo Cibest SA	34,768	408,346
Interconexion Electrica SA ESP	61,745	287,103
		695,449
Czech Republic - 0.0%
CEZ AS	20,183	1,110,428
Komercni banka AS	9,734	450,495
Moneta Money Bank AS (C)	34,146	223,584
		1,784,507
Denmark - 1.2%
A.P. Moller - Maersk A/S, Series A (B)	236	421,518
A.P. Moller - Maersk A/S, Series B (B)	600	1,086,987
Carlsberg A/S, Class B	10,762	1,540,494
Coloplast A/S, B Shares	14,118	1,372,560
Danske Bank A/S	77,421	2,966,749
Demant A/S (A)	9,790	384,490
DSV A/S	22,978	5,410,963
Genmab A/S (A)	7,056	1,488,531
Novo Nordisk A/S, Class B	362,010	25,720,016
Novonesis A/S, B Shares	39,498	2,783,040
Orsted A/S (A)(B)(C)	18,640	766,039
Pandora A/S	9,232	1,687,548
ROCKWOOL A/S, B Shares	10,610	503,468
Tryg A/S (B)	40,016	1,029,452
Vestas Wind Systems A/S	113,119	1,789,006
Zealand Pharma A/S (A)(B)	7,198	500,342
		49,451,203
Egypt - 0.0%
Commercial International Bank Egypt SAE	99,516	165,693
Eastern Company SAE	58,000	38,873
Talaat Moustafa Group	33,869	37,436
		242,002
Finland - 0.6%
Elisa OYJ	17,933	945,453
Fortum OYJ	56,908	983,443
Kesko OYJ, B Shares	34,492	834,136
Kone OYJ, B Shares	43,478	2,712,876
Metso OYJ	80,941	979,549
Neste OYJ	53,604	575,029

30

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Nokia OYJ	684,741	$3,563,589
Nordea Bank ABP	403,715	5,853,085
Orion OYJ, Class B	13,829	938,252
Sampo OYJ, A Shares	319,050	3,404,947
Stora Enso OYJ, R Shares	75,682	765,277
UPM-Kymmene OYJ	68,613	1,899,014
Wartsila OYJ ABP	64,751	1,298,250
		24,752,900
France - 6.3%
Accor SA	24,689	1,311,651
Aeroports de Paris SA	4,215	565,021
Air Liquide SA	73,352	15,199,147
Airbus SE	75,457	13,878,355
Alstom SA (A)	43,694	987,721
Amundi SA (C)	8,503	694,209
Arkema SA	7,336	524,197
AXA SA	227,594	10,727,744
BioMerieux	5,100	683,886
BNP Paribas SA	129,489	11,339,900
Bollore SE	90,029	572,645
Bouygues SA	23,477	1,023,680
Bureau Veritas SA	39,986	1,366,411
Capgemini SE	19,548	3,246,193
Carrefour SA	68,314	1,021,590
Cie de Saint-Gobain SA	57,119	6,430,664
Cie Generale des Etablissements Michelin SCA	84,980	3,251,244
Covivio SA	6,834	410,037
Credit Agricole SA	135,552	2,481,839
Danone SA	81,683	6,983,661
Dassault Aviation SA	2,467	897,290
Dassault Systemes SE	84,471	3,167,524
Edenred SE	30,370	948,752
Eiffage SA	8,507	1,170,099
Engie SA	230,887	4,983,226
EssilorLuxottica SA	37,756	10,490,604
Eurazeo SE	5,409	378,260
FDJ UNITED (C)	12,659	464,572
Gecina SA	5,618	618,376
Getlink SE	36,628	700,611
Hermes International SCA	4,018	11,079,660
Ipsen SA	4,768	561,383
Kering SA	9,450	1,846,972
Klepierre SA	26,532	1,038,661
Legrand SA	33,260	4,039,615
L'Oreal SA	30,515	12,915,912
LVMH Moet Hennessy Louis Vuitton SE	34,934	18,948,393
Orange SA	234,101	3,494,046
Pernod Ricard SA	25,642	2,651,439
Publicis Groupe SA	29,204	3,183,422
Renault SA	24,320	1,250,400
Rexel SA	28,505	800,664
Safran SA	45,739	13,527,592
Sanofi SA	144,397	14,301,176
Sartorius Stedim Biotech	3,716	818,552
Schneider Electric SE	68,291	17,230,571
Schneider Electric SE (Euronext London Exchange)	1,178	296,844
Societe Generale SA	91,717	4,980,007
Sodexo SA	11,117	767,763
Teleperformance SE	6,804	687,693
Thales SA	11,736	3,594,394
TotalEnergies SE	273,040	16,073,328
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Unibail-Rodamco-Westfield (A)	15,437	$1,464,045
Veolia Environnement SA	88,548	3,047,514
Vinci SA	62,562	8,939,194
		254,058,349
Germany - 6.6%
adidas AG	24,933	6,218,606
Allianz SE	56,667	22,474,832
BASF SE	130,071	6,272,268
Bayer AG	143,185	4,031,153
Bayerische Motoren Werke AG	42,516	3,772,055
Beiersdorf AG	14,286	1,959,538
Brenntag SE	17,625	1,194,496
Commerzbank AG	137,244	4,180,307
Continental AG	15,878	1,392,520
Covestro AG (A)	25,783	1,771,669
CTS Eventim AG & Company KGaA	8,929	1,083,054
Daimler Truck Holding AG	69,280	3,009,059
Delivery Hero SE (A)(C)	27,398	757,453
Deutsche Bank AG	271,139	7,509,207
Deutsche Boerse AG	27,476	8,851,335
Deutsche Lufthansa AG	86,633	693,306
Deutsche Telekom AG	509,010	19,275,360
DHL Group	139,777	6,272,179
E.ON SE	326,043	5,714,247
Evonik Industries AG	36,535	791,803
Fresenius Medical Care AG	29,992	1,703,679
Fresenius SE & Company KGaA	61,474	3,012,774
GEA Group AG	22,209	1,487,480
Hannover Rueck SE	9,052	2,862,293
Heidelberg Materials AG	19,909	3,902,379
Henkel AG & Company KGaA	13,345	979,855
Infineon Technologies AG	190,575	7,409,487
Knorr-Bremse AG	10,308	1,043,017
LEG Immobilien SE	10,838	920,205
Mercedes-Benz Group AG	105,506	6,309,001
Merck KGaA	18,955	2,483,835
MTU Aero Engines AG	7,857	3,142,550
Muenchener Rueckversicherungs-Gesellschaft AG	19,648	12,729,366
Nemetschek SE	8,298	1,153,593
Puma SE	15,241	395,436
Rational AG	724	595,294
Rheinmetall AG	6,350	13,609,711
RWE AG	92,011	3,464,404
SAP SE	152,267	46,063,711
Scout24 SE (C)	10,744	1,463,914
Siemens AG	110,870	26,666,747
Siemens Energy AG (A)	93,264	9,114,251
Siemens Healthineers AG (C)	41,327	2,187,326
Symrise AG	19,278	2,305,034
Talanx AG	9,816	1,273,434
Vonovia SE	107,590	3,525,127
Zalando SE (A)(C)	32,651	1,166,606
		268,194,956
Greece - 0.2%
Alpha Services and Holdings SA	286,068	918,010
Eurobank Ergasias Services and Holdings SA	340,655	1,049,233
Hellenic Telecommunications Organization SA	21,056	406,036
JUMBO SA	14,930	485,066
Metlen Energy & Metals SA	13,727	696,049
National Bank of Greece SA	114,133	1,359,044

31

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Greece (continued)
OPAP SA	23,911	$514,157
Piraeus Financial Holdings SA	138,035	919,569
Public Power Corp. SA	23,207	353,597
		6,700,761
Hong Kong - 1.6%
AIA Group, Ltd.	1,449,674	12,067,265
Alibaba Health Information Technology, Ltd. (A)(B)	769,746	439,881
Beijing Enterprises Holdings, Ltd.	69,970	293,172
Beijing Enterprises Water Group, Ltd.	531,340	174,721
BOC Hong Kong Holdings, Ltd.	495,301	2,082,994
Bosideng International Holdings, Ltd.	627,812	350,648
C&D International Investment Group, Ltd.	92,246	165,093
China Gas Holdings, Ltd.	369,702	336,604
China Merchants Port Holdings Company, Ltd.	176,231	340,356
China Overseas Land & Investment, Ltd.	531,752	888,427
China Power International Development, Ltd.	573,969	233,815
China Resources Beer Holdings Company, Ltd.	223,662	707,852
China Resources Gas Group, Ltd.	127,373	338,189
China Resources Land, Ltd.	446,711	1,447,011
China Resources Power Holdings Company, Ltd.	284,808	738,912
China Ruyi Holdings, Ltd. (A)(B)	857,326	223,880
China State Construction International Holdings, Ltd.	271,116	381,359
China Taiping Insurance Holdings Company, Ltd.	204,529	313,021
Chow Tai Fook Jewellery Group, Ltd.	269,831	383,051
CK Asset Holdings, Ltd.	258,073	1,066,033
CK Hutchison Holdings, Ltd.	360,134	2,013,766
CK Infrastructure Holdings, Ltd.	83,799	541,510
CLP Holdings, Ltd.	218,344	1,849,025
Far East Horizon, Ltd.	266,693	206,180
Futu Holdings, Ltd., ADR	7,630	777,726
Galaxy Entertainment Group, Ltd.	292,387	1,236,418
GCL Technology Holdings, Ltd. (A)	3,131,736	325,983
Geely Automobile Holdings, Ltd.	831,860	1,854,064
Guangdong Investment, Ltd.	400,587	324,939
Hang Seng Bank, Ltd.	100,133	1,397,935
Henderson Land Development Company, Ltd.	194,796	607,933
HKT Trust & HKT, Ltd.	493,846	711,280
Hong Kong & China Gas Company, Ltd.	1,483,498	1,302,265
Hong Kong Exchanges & Clearing, Ltd.	161,785	8,093,185
Hongkong Land Holdings, Ltd.	147,946	764,244
Jardine Matheson Holdings, Ltd.	21,467	957,567
Kunlun Energy Company, Ltd.	537,215	536,659
Link REIT	345,585	1,828,917
MTR Corp., Ltd.	200,212	698,026
Orient Overseas International, Ltd.	18,727	321,926
Power Assets Holdings, Ltd.	184,306	1,165,481
Prudential PLC	350,184	3,982,893
Sino Biopharmaceutical, Ltd.	1,424,160	803,316
Sino Land Company, Ltd.	523,297	527,560
SITC International Holdings Company, Ltd.	177,947	567,828
Sun Hung Kai Properties, Ltd.	194,863	2,093,154
Swire Pacific, Ltd., Class A	52,625	448,283
Techtronic Industries Company, Ltd.	184,613	2,056,279
The Wharf Holdings, Ltd.	138,000	366,415
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Want Want China Holdings, Ltd.	632,564	$405,918
WH Group, Ltd. (C)	1,106,866	1,018,048
Wharf Real Estate Investment Company, Ltd.	221,027	551,145
		63,308,152
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	50,353	435,408
OTP Bank NYRT	28,496	2,161,601
Richter Gedeon NYRT	17,889	520,519
		3,117,528
India - 4.5%
ABB India, Ltd.	6,339	441,929
Adani Enterprises, Ltd.	18,861	555,673
Adani Ports & Special Economic Zone, Ltd.	64,375	1,079,388
Adani Power, Ltd. (A)	68,373	434,777
Alkem Laboratories, Ltd.	4,989	297,623
Ambuja Cements, Ltd.	72,582	468,270
APL Apollo Tubes, Ltd.	21,192	445,973
Apollo Hospitals Enterprise, Ltd.	11,951	963,220
Ashok Leyland, Ltd.	175,015	483,306
Asian Paints, Ltd.	44,968	1,189,069
Astral, Ltd.	15,387	269,930
AU Small Finance Bank, Ltd. (C)	43,437	352,770
Aurobindo Pharma, Ltd. (A)	31,814	428,029
Avenue Supermarts, Ltd. (A)(C)	19,298	904,454
Axis Bank, Ltd.	273,879	3,820,612
Bajaj Auto, Ltd.	8,102	814,687
Bajaj Finance, Ltd.	33,252	3,557,517
Bajaj Finserv, Ltd.	45,900	1,080,100
Bajaj Holdings & Investment, Ltd.	3,212	507,395
Balkrishna Industries, Ltd.	9,101	263,205
Bank of Baroda	121,836	357,234
Bharat Electronics, Ltd.	438,852	1,979,682
Bharat Forge, Ltd.	31,944	463,499
Bharat Heavy Electricals, Ltd.	125,781	383,123
Bharat Petroleum Corp., Ltd.	179,120	665,764
Bharti Airtel, Ltd.	306,124	6,662,915
Bosch, Ltd.	865	317,754
Britannia Industries, Ltd.	12,853	825,718
BSE, Ltd.	24,051	752,021
Canara Bank	215,934	289,687
CG Power & Industrial Solutions, Ltd.	72,788	581,918
Cholamandalam Investment and Finance Company, Ltd.	50,182	938,834
Cipla, Ltd.	62,869	1,077,017
Coal India, Ltd.	219,126	1,019,022
Colgate-Palmolive India, Ltd.	16,035	460,557
Container Corp. of India, Ltd.	29,562	269,188
Cummins India, Ltd.	16,696	638,726
Dabur India, Ltd.	64,739	366,044
Divi's Laboratories, Ltd.	14,331	1,108,596
Dixon Technologies India, Ltd.	4,321	742,617
DLF, Ltd.	90,619	845,111
Dr. Reddy's Laboratories, Ltd.	70,074	1,026,182
Eicher Motors, Ltd.	16,237	1,017,278
Eternal, Ltd. (A)	863,078	2,418,441
GAIL India, Ltd.	278,680	619,352
GMR Airports, Ltd. (A)	305,122	300,118
Godrej Consumer Products, Ltd.	49,094	707,100
Godrej Properties, Ltd. (A)	17,972	470,335
Grasim Industries, Ltd.	32,000	949,426
Havells India, Ltd.	29,566	527,384

32

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
HCL Technologies, Ltd.	113,834	$2,172,150
HDFC Asset Management Company, Ltd. (C)	11,936	667,789
HDFC Bank, Ltd.	675,610	15,390,499
HDFC Life Insurance Company, Ltd. (C)	118,032	1,071,691
Hero MotoCorp, Ltd.	14,372	724,315
Hindalco Industries, Ltd.	161,290	1,197,037
Hindustan Aeronautics, Ltd.	24,077	1,398,815
Hindustan Petroleum Corp., Ltd.	112,713	540,670
Hindustan Unilever, Ltd.	98,189	2,694,819
Hyundai Motor India, Ltd. (A)	19,502	421,026
ICICI Bank, Ltd.	629,526	10,679,933
ICICI Lombard General Insurance Company, Ltd. (C)	30,240	662,306
ICICI Prudential Life Insurance Company, Ltd. (C)	44,934	347,121
IDFC First Bank, Ltd. (A)	409,093	326,001
Indian Oil Corp., Ltd.	333,457	554,029
Indian Railway Catering & Tourism Corp., Ltd.	26,463	234,545
Indus Towers, Ltd. (A)	141,087	630,881
IndusInd Bank, Ltd.	68,635	657,317
Info Edge India, Ltd.	42,519	705,415
Infosys, Ltd.	397,376	7,258,234
InterGlobe Aviation, Ltd. (A)(C)	22,566	1,407,101
ITC, Ltd.	358,809	1,758,436
Jindal Stainless, Ltd.	38,899	292,392
Jindal Steel & Power, Ltd.	49,077	544,711
Jio Financial Services, Ltd. (A)	339,955	1,139,711
JSW Energy, Ltd.	51,806	296,242
JSW Steel, Ltd.	72,938	850,026
Jubilant Foodworks, Ltd.	42,712	327,586
Kalyan Jewellers India, Ltd.	49,336	323,347
Kotak Mahindra Bank, Ltd.	131,227	3,189,613
Larsen & Toubro, Ltd.	80,927	3,475,861
LTIMindtree, Ltd. (C)	8,762	518,133
Lupin, Ltd.	27,195	622,743
Macrotech Developers, Ltd. (C)	35,789	596,169
Mahindra & Mahindra, Ltd.	111,574	3,878,419
Mankind Pharma, Ltd. (A)	14,556	420,077
Marico, Ltd.	61,263	514,393
Maruti Suzuki India, Ltd.	15,013	2,166,231
Max Healthcare Institute, Ltd.	92,785	1,220,438
Mphasis, Ltd.	12,622	376,333
MRF, Ltd.	274	444,475
Muthoot Finance, Ltd.	14,234	367,415
Nestle India, Ltd.	39,732	1,112,332
NHPC, Ltd.	363,003	370,437
NMDC, Ltd.	369,978	308,293
NTPC, Ltd.	522,756	2,047,396
Oberoi Realty, Ltd.	15,161	308,477
Oil & Natural Gas Corp., Ltd.	377,941	1,057,867
Oil India, Ltd.	58,523	292,416
Oracle Financial Services Software, Ltd.	2,607	258,011
Page Industries, Ltd.	708	382,234
PB Fintech, Ltd. (A)	41,173	844,148
Persistent Systems, Ltd.	13,017	855,564
Petronet LNG, Ltd.	85,521	307,656
PI Industries, Ltd.	8,876	397,473
Pidilite Industries, Ltd.	17,768	649,350
Polycab India, Ltd.	6,239	436,740
Power Finance Corp., Ltd.	178,842	851,805
Power Grid Corp. of India, Ltd.	557,179	1,889,106
Prestige Estates Projects, Ltd.	20,866	362,527
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Punjab National Bank	270,472	$335,174
Rail Vikas Nigam, Ltd.	62,501	296,297
REC, Ltd.	158,700	748,557
Reliance Industries, Ltd.	728,059	12,083,603
Samvardhana Motherson International, Ltd.	378,882	676,735
SBI Cards & Payment Services, Ltd.	33,208	357,405
SBI Life Insurance Company, Ltd. (C)	54,859	1,161,154
Shree Cement, Ltd.	1,047	363,616
Shriram Finance, Ltd.	167,888	1,256,343
Siemens Energy India, Ltd. (A)(D)	11,350	328,682
Siemens, Ltd.	10,462	399,975
Solar Industries India, Ltd.	3,224	605,011
Sona BLW Precision Forgings, Ltd. (C)	52,297	330,740
SRF, Ltd.	15,852	530,613
State Bank of India	215,333	2,051,545
Sun Pharmaceutical Industries, Ltd.	114,963	2,253,306
Sundaram Finance, Ltd.	7,838	470,743
Supreme Industries, Ltd.	7,560	366,585
Suzlon Energy, Ltd. (A)	1,134,213	948,332
Tata Communications, Ltd.	13,336	262,385
Tata Consultancy Services, Ltd.	108,052	4,370,694
Tata Consumer Products, Ltd.	70,937	920,131
Tata Elxsi, Ltd.	3,974	298,730
Tata Motors, Ltd.	243,093	2,044,246
Tata Steel, Ltd.	896,807	1,692,473
Tech Mahindra, Ltd.	64,578	1,187,880
The Indian Hotels Company, Ltd.	101,371	912,039
The Phoenix Mills, Ltd.	23,403	420,341
The Tata Power Company, Ltd.	191,313	879,776
Thermax, Ltd.	4,923	196,175
Titan Company, Ltd.	42,165	1,750,796
Torrent Pharmaceuticals, Ltd.	13,929	514,874
Torrent Power, Ltd.	20,831	335,209
Trent, Ltd.	21,579	1,420,510
Tube Investments of India, Ltd.	12,531	446,056
TVS Motor Company, Ltd.	28,131	921,337
UltraTech Cement, Ltd.	13,780	1,802,336
Union Bank of India, Ltd.	181,280	311,838
United Spirits, Ltd.	34,567	618,656
UPL, Ltd.	53,015	388,244
Varun Beverages, Ltd.	160,639	895,193
Vedanta, Ltd.	162,648	831,450
Vodafone Idea, Ltd. (A)	2,909,607	235,480
Voltas, Ltd.	27,323	401,396
Wipro, Ltd.	316,488	924,414
Yes Bank, Ltd. (A)	1,642,052	412,566
Zydus Lifesciences, Ltd.	30,570	331,500
		184,225,988
Indonesia - 0.4%
Alamtri Resources Indonesia Tbk PT	1,839,100	248,385
Amman Mineral Internasional PT (A)	866,100	368,134
Astra International Tbk PT	2,778,200	826,116
Bank Central Asia Tbk PT	7,531,000	4,344,576
Bank Mandiri Persero Tbk PT	5,093,000	1,654,718
Bank Negara Indonesia Persero Tbk PT	2,015,400	555,853
Bank Rakyat Indonesia Persero Tbk PT	9,288,100	2,527,134
Barito Pacific Tbk PT	3,145,700	242,788
Chandra Asri Pacific Tbk PT (A)	1,056,800	605,827
Charoen Pokphand Indonesia Tbk PT	1,010,400	300,259
GoTo Gojek Tokopedia Tbk PT (A)	121,737,500	478,598
Indofood CBP Sukses Makmur Tbk PT	323,600	216,248
Indofood Sukses Makmur Tbk PT	601,400	290,303
Kalbe Farma Tbk PT	2,890,700	268,531

33

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Sumber Alfaria Trijaya Tbk PT	2,531,900	$377,764
Telkom Indonesia Persero Tbk PT (A)	6,808,800	1,177,049
United Tractors Tbk PT	194,300	267,511
		14,749,794
Ireland - 0.7%
AerCap Holdings NV	27,378	3,168,456
AIB Group PLC	250,667	1,977,690
Bank of Ireland Group PLC	120,795	1,658,370
DCC PLC	12,677	792,513
Experian PLC	119,904	5,971,836
James Hardie Industries PLC, CHESS Depositary Interest (A)	57,673	1,326,880
Kerry Group PLC, Class A	18,016	1,969,406
Kingspan Group PLC	18,724	1,608,194
PDD Holdings, Inc., ADR (A)	95,532	9,219,793
Smurfit WestRock PLC	547	23,702
		27,716,840
Israel - 0.5%
Azrieli Group, Ltd.	5,040	385,365
Bank Hapoalim BM	147,983	2,482,617
Bank Leumi Le-Israel BM	177,256	2,860,610
Check Point Software Technologies, Ltd. (A)	10,388	2,377,605
CyberArk Software, Ltd. (A)	5,565	2,130,171
Elbit Systems, Ltd.	3,167	1,272,590
Global-e Online, Ltd. (A)	12,097	385,531
ICL Group, Ltd.	90,273	595,876
Israel Discount Bank, Ltd., Class A	145,033	1,235,156
Mizrahi Tefahot Bank, Ltd.	18,097	1,037,193
Monday.com, Ltd. (A)	4,464	1,327,995
Nice, Ltd. (A)	7,458	1,263,143
Nova, Ltd. (A)	3,489	733,895
Teva Pharmaceutical Industries, Ltd., ADR (A)	133,092	2,233,284
Wix.com, Ltd. (A)	6,261	932,576
		21,253,607
Italy - 2.5%
Amplifon SpA	22,565	518,695
Banco BPM SpA	230,938	2,654,579
BPER Banca SpA	178,755	1,587,818
Davide Campari-Milano NV	110,702	722,886
DiaSorin SpA	3,959	410,887
Enel SpA	1,470,539	13,517,167
Eni SpA (B)	383,428	5,654,416
Ferrari NV	22,793	10,909,517
FinecoBank SpA	109,937	2,377,487
Generali (B)	172,543	6,280,598
Infrastrutture Wireless Italiane SpA (C)	57,490	674,931
Intesa Sanpaolo SpA	2,739,030	15,291,219
Leonardo SpA	73,383	4,539,443
Mediobanca Banca di Credito Finanziario SpA (B)	90,646	2,156,341
Moncler SpA	42,238	2,644,139
Nexi SpA (C)	89,021	535,641
Poste Italiane SpA (C)	83,734	1,818,040
Prysmian SpA	51,024	3,281,450
Recordati Industria Chimica e Farmaceutica SpA	20,642	1,238,743
Snam SpA	359,060	2,148,249
Telecom Italia SpA (A)	1,798,413	769,349
Terna - Rete Elettrica Nazionale	252,261	2,572,316
UniCredit SpA	252,470	16,235,418
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Unipol Assicurazioni SpA	68,886	$1,348,215
		99,887,544
Japan - 12.7%
Advantest Corp.	98,584	4,986,003
Aeon Company, Ltd.	83,485	2,566,591
AGC, Inc.	24,942	739,841
Aisin Corp.	67,667	861,016
Ajinomoto Company, Inc.	117,724	2,943,085
ANA Holdings, Inc.	19,423	384,596
Asahi Group Holdings, Ltd.	185,720	2,447,793
Asahi Kasei Corp.	160,990	1,131,264
Asics Corp.	82,900	1,997,981
Astellas Pharma, Inc.	231,312	2,284,813
Bandai Namco Holdings, Inc.	76,176	2,420,226
Bridgestone Corp.	73,334	3,148,599
Canon, Inc.	120,193	3,671,776
Capcom Company, Ltd.	44,088	1,307,936
Central Japan Railway Company (B)	98,110	2,143,282
Chubu Electric Power Company, Inc.	81,929	1,003,560
Chugai Pharmaceutical Company, Ltd.	86,290	4,511,372
Concordia Financial Group, Ltd.	137,717	882,852
Dai Nippon Printing Company, Ltd.	49,986	737,131
Daifuku Company, Ltd.	41,348	1,094,306
Dai-ichi Life Holdings, Inc.	470,992	3,676,324
Daiichi Sankyo Company, Ltd.	225,288	5,995,790
Daikin Industries, Ltd.	33,934	3,861,032
Daito Trust Construction Company, Ltd.	7,406	834,240
Daiwa House Industry Company, Ltd.	71,555	2,412,544
Daiwa Securities Group, Inc.	176,164	1,191,638
Denso Corp.	243,148	3,282,702
Dentsu Group, Inc. (B)	25,367	547,911
Disco Corp.	11,924	2,671,107
East Japan Railway Company	115,290	2,416,225
Eisai Company, Ltd.	33,725	965,610
ENEOS Holdings, Inc.	348,148	1,649,559
FANUC Corp.	122,202	3,261,479
Fast Retailing Company, Ltd.	24,591	8,190,999
Fuji Electric Company, Ltd.	17,464	771,417
FUJIFILM Holdings Corp.	143,965	3,249,679
Fujikura, Ltd.	32,600	1,513,207
Fujitsu, Ltd.	226,120	5,178,685
Hankyu Hanshin Holdings, Inc.	28,100	755,881
Hikari Tsushin, Inc.	2,191	596,418
Hitachi, Ltd.	596,190	16,610,036
Honda Motor Company, Ltd.	576,724	5,858,589
Hoshizaki Corp.	13,716	510,886
Hoya Corp.	44,833	5,293,342
Hulic Company, Ltd.	57,418	581,366
Idemitsu Kosan Company, Ltd.	114,060	694,745
Inpex Corp.	111,035	1,484,734
Isuzu Motors, Ltd.	71,867	971,416
ITOCHU Corp.	152,883	8,114,447
Japan Airlines Company, Ltd.	18,053	365,245
Japan Exchange Group, Inc.	129,306	1,416,343
Japan Post Bank Company, Ltd.	232,197	2,504,153
Japan Post Holdings Company, Ltd.	253,565	2,484,547
Japan Post Insurance Company, Ltd.	26,745	588,289
Japan Tobacco, Inc.	154,326	4,733,896
JFE Holdings, Inc.	74,225	880,131
Kajima Corp.	51,027	1,257,048
Kao Corp.	59,804	2,730,136
Kawasaki Kisen Kaisha, Ltd.	47,959	721,233
KDDI Corp.	394,280	6,825,188

34

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Keyence Corp.	25,004	$10,465,927
Kikkoman Corp.	86,185	786,286
Kirin Holdings Company, Ltd.	99,003	1,420,324
Kobe Bussan Company, Ltd.	19,087	603,135
Komatsu, Ltd.	116,484	3,540,088
Konami Group Corp.	12,879	1,748,226
Kubota Corp. (B)	126,109	1,446,695
Kyocera Corp.	165,568	2,013,076
Kyowa Kirin Company, Ltd.	29,893	488,548
Lasertec Corp.	10,336	1,030,795
LY Corp.	363,054	1,309,130
M3, Inc.	56,719	796,253
Makita Corp.	30,760	942,403
Marubeni Corp.	181,713	3,683,192
MatsukiyoCocokara & Company	41,913	845,294
MEIJI Holdings Company, Ltd.	30,343	678,463
MINEBEA MITSUMI, Inc.	46,668	652,123
Mitsubishi Chemical Group Corp.	174,610	929,454
Mitsubishi Corp.	439,506	8,890,521
Mitsubishi Electric Corp.	244,566	4,880,800
Mitsubishi Estate Company, Ltd.	136,777	2,485,782
Mitsubishi HC Capital, Inc.	110,240	809,481
Mitsubishi Heavy Industries, Ltd.	412,100	9,489,173
Mitsubishi UFJ Financial Group, Inc.	1,473,354	20,609,721
Mitsui & Company, Ltd.	324,290	6,771,546
Mitsui Fudosan Company, Ltd.	339,632	3,252,819
Mitsui OSK Lines, Ltd.	44,421	1,574,810
Mizuho Financial Group, Inc.	310,213	8,626,480
MonotaRO Company, Ltd.	31,904	658,137
MS&AD Insurance Group Holdings, Inc.	167,294	3,984,685
Murata Manufacturing Company, Ltd.	214,556	3,112,957
NEC Corp.	157,830	4,119,889
Nexon Company, Ltd.	43,171	777,129
Nidec Corp.	107,648	2,089,978
Nintendo Company, Ltd.	141,863	11,574,098
Nippon Building Fund, Inc.	960	877,338
Nippon Paint Holdings Company, Ltd.	121,814	917,658
Nippon Sanso Holdings Corp.	22,133	790,993
Nippon Steel Corp.	123,742	2,489,099
Nippon Telegraph & Telephone Corp. (B)	3,831,690	4,266,177
Nippon Yusen KK (B)	56,392	2,056,207
Nissan Motor Company, Ltd. (A)	284,991	722,963
Nissin Foods Holdings Company, Ltd.	25,217	534,665
Nitori Holdings Company, Ltd.	10,253	1,021,793
Nitto Denko Corp.	91,115	1,657,407
Nomura Holdings, Inc.	394,088	2,408,221
Nomura Research Institute, Ltd.	48,335	1,863,215
NTT Data Group Corp.	80,997	2,231,320
Obayashi Corp.	83,264	1,256,321
Obic Company, Ltd.	41,100	1,499,967
Olympus Corp.	143,367	1,836,960
Omron Corp.	22,325	577,163
Ono Pharmaceutical Company, Ltd.	46,436	505,608
Oracle Corp. Japan (B)	4,860	569,334
Oriental Land Company, Ltd.	138,558	3,078,870
ORIX Corp.	149,639	3,171,127
Osaka Gas Company, Ltd.	46,603	1,186,531
Otsuka Corp.	28,324	582,202
Otsuka Holdings Company, Ltd.	56,732	2,884,253
Pan Pacific International Holdings Corp.	48,560	1,590,222
Panasonic Holdings Corp.	300,030	3,438,782
Rakuten Group, Inc. (A)	192,906	1,061,734
Recruit Holdings Company, Ltd.	180,212	10,733,460
Renesas Electronics Corp.	216,981	2,635,324
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Resona Holdings, Inc.	270,535	$2,397,776
Ricoh Company, Ltd.	67,332	627,816
SBI Holdings, Inc.	35,835	1,085,284
SCREEN Holdings Company, Ltd.	10,500	747,043
SCSK Corp.	19,687	597,546
Secom Company, Ltd.	53,428	1,945,534
Seiko Epson Corp.	36,731	475,245
Sekisui Chemical Company, Ltd.	47,850	831,243
Sekisui House, Ltd.	76,603	1,737,136
Seven & i Holdings Company, Ltd.	284,639	4,281,145
SG Holdings Company, Ltd.	38,857	378,194
Shimadzu Corp.	29,610	714,939
Shimano, Inc.	9,656	1,368,010
Shin-Etsu Chemical Company, Ltd.	230,091	7,346,842
Shionogi & Company, Ltd.	96,158	1,605,601
Shiseido Company, Ltd.	51,806	833,806
SMC Corp.	7,365	2,761,593
SoftBank Corp.	3,670,060	5,639,257
SoftBank Group Corp.	123,118	6,431,481
Sompo Holdings, Inc.	115,584	3,497,728
Sony Group Corp.	790,535	21,159,403
Subaru Corp.	75,004	1,376,853
Sumitomo Corp.	140,217	3,570,844
Sumitomo Electric Industries, Ltd.	92,800	1,946,548
Sumitomo Metal Mining Company, Ltd.	31,665	721,093
Sumitomo Mitsui Financial Group, Inc.	479,346	12,314,843
Sumitomo Mitsui Trust Group, Inc.	84,620	2,289,791
Sumitomo Realty & Development Company, Ltd.	39,885	1,527,869
Suntory Beverage & Food, Ltd. (B)	17,736	575,906
Suzuki Motor Corp.	202,088	2,564,710
Sysmex Corp.	63,968	1,073,396
T&D Holdings, Inc.	64,616	1,478,260
Taisei Corp.	21,195	1,181,383
Takeda Pharmaceutical Company, Ltd.	204,218	6,131,661
TDK Corp.	250,355	2,741,442
Terumo Corp.	170,894	3,137,068
The Chiba Bank, Ltd.	75,339	684,694
The Kansai Electric Power Company, Inc.	121,871	1,382,765
TIS, Inc.	26,685	875,185
Toho Company, Ltd. (B)	14,214	749,333
Tokio Marine Holdings, Inc.	230,665	9,755,354
Tokyo Electron, Ltd.	57,651	9,072,247
Tokyo Gas Company, Ltd.	44,910	1,505,949
Tokyo Metro Company, Ltd.	37,300	471,155
Tokyu Corp.	66,539	807,893
TOPPAN Holdings, Inc.	30,788	817,538
Toray Industries, Inc.	178,682	1,232,689
Toyota Industries Corp.	20,994	2,624,807
Toyota Motor Corp.	1,217,797	23,184,663
Toyota Tsusho Corp.	81,763	1,727,927
Trend Micro, Inc.	16,320	1,222,242
Unicharm Corp.	142,259	1,131,602
West Japan Railway Company	56,170	1,210,477
Yakult Honsha Company, Ltd.	32,666	661,501
Yamaha Motor Company, Ltd.	117,813	904,030
Yaskawa Electric Corp.	29,629	697,123
Yokogawa Electric Corp.	29,000	710,963
Zensho Holdings Company, Ltd.	12,300	671,969
ZOZO, Inc.	50,772	550,126
		516,191,093
Kuwait - 0.2%
Boubyan Bank KSCP	203,644	445,949

35

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Kuwait (continued)
Gulf Bank KSCP	262,188	$285,631
Kuwait Finance House KSCP	1,475,077	3,602,806
Mabanee Company KPSC	98,183	268,789
Mobile Telecommunications Company KSCP	275,561	428,433
National Bank of Kuwait SAKP	1,109,723	3,455,811
		8,487,419
Luxembourg - 0.1%
ArcelorMittal SA	59,985	1,818,608
CVC Capital Partners PLC (C)	30,864	574,334
Eurofins Scientific SE	17,107	1,141,015
Reinet Investments SCA	18,357	497,460
Tenaris SA	74,311	1,244,520
Zabka Group SA (A)	40,494	244,777
		5,520,714
Macau - 0.0%
Sands China, Ltd. (A)	317,278	619,295
Malaysia - 0.4%
AMMB Holdings BHD	332,000	408,601
Axiata Group BHD	363,400	174,961
CELCOMDIGI BHD	443,500	387,703
CIMB Group Holdings BHD	1,065,200	1,735,147
Gamuda BHD	606,000	650,657
Genting BHD	286,000	201,644
Hong Leong Bank BHD	88,900	409,064
IHH Healthcare BHD	288,400	467,219
IOI Corp. BHD	324,500	274,143
Kuala Lumpur Kepong BHD	63,400	289,982
Malayan Banking BHD	718,700	1,651,675
Maxis BHD	300,400	249,151
MISC BHD	181,200	320,050
Mr. D.I.Y Group M BHD (C)	406,400	150,832
Nestle Malaysia BHD	8,800	162,415
Petronas Chemicals Group BHD	382,500	307,737
Petronas Dagangan BHD	36,600	169,225
Petronas Gas BHD	101,300	427,157
PPB Group BHD	86,500	228,888
Press Metal Aluminium Holdings BHD	482,200	570,902
Public Bank BHD	1,942,600	1,967,731
QL Resources BHD	209,025	220,841
RHB Bank BHD	203,800	308,016
SD Guthrie BHD	280,400	294,604
Sime Darby BHD	371,200	148,139
Sunway BHD	339,000	377,857
Telekom Malaysia BHD	157,000	240,578
Tenaga Nasional BHD	386,200	1,270,530
YTL Corp. BHD	443,400	189,278
YTL Power International BHD	329,600	247,428
		14,502,155
Mexico - 0.6%
Alfa SAB de CV, Class A	558,144	435,097
America Movil SAB de CV, Series B	2,855,736	2,407,264
Arca Continental SAB de CV	80,217	882,983
Cemex SAB de CV, Series CPO	2,366,784	1,622,924
Coca-Cola Femsa SAB de CV	81,995	775,224
Controladora Alpek SAB de CV (A)	8,244	1,335
Fibra Uno Administracion SA de CV	449,343	628,283
Fomento Economico Mexicano SAB de CV	271,366	2,882,809
Gruma SAB de CV, Class B	27,950	525,900
Grupo Aeroportuario del Centro Norte SAB de CV	44,300	547,401
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	59,875	$1,375,773
Grupo Aeroportuario del Sureste SAB de CV, B Shares	28,138	903,024
Grupo Bimbo SAB de CV, Series A (B)	200,957	562,070
Grupo Carso SAB de CV, Series A1	86,456	549,733
Grupo Comercial Chedraui SA de CV (B)	43,900	321,396
Grupo Financiero Banorte SAB de CV, Series O	402,181	3,566,879
Grupo Financiero Inbursa SAB de CV, Series O	281,413	709,481
Grupo Mexico SAB de CV, Series B	481,589	2,661,204
Industrias Penoles SAB de CV (A)	30,301	639,717
Kimberly-Clark de Mexico SAB de CV, Class A	231,517	412,997
Prologis Property Mexico SA de CV	159,352	607,963
Promotora y Operadora de Infraestructura SAB de CV	29,167	328,572
Qualitas Controladora SAB de CV	32,300	346,397
Wal-Mart de Mexico SAB de CV	810,097	2,645,888
		26,340,314
Netherlands - 3.1%
ABN AMRO Bank NV (C)	63,637	1,644,977
Adyen NV (A)(C)	3,091	5,923,822
Aegon, Ltd.	197,829	1,416,398
Akzo Nobel NV	24,036	1,640,344
Argenx SE (A)	8,723	5,005,005
ASM International NV	6,563	3,571,879
ASML Holding NV	55,218	40,681,200
ASR Nederland NV	22,738	1,458,031
BE Semiconductor Industries NV	11,334	1,369,656
Euronext NV (C)	9,888	1,611,533
EXOR NV	12,396	1,193,466
Ferrovial SE	70,831	3,608,459
Heineken Holding NV	17,702	1,379,748
Heineken NV	40,187	3,585,175
IMCD NV	8,216	1,116,710
ING Groep NV	440,538	9,357,953
JDE Peet's NV	23,606	649,619
Koninklijke Ahold Delhaize NV	128,835	5,437,340
Koninklijke KPN NV	541,596	2,546,290
Koninklijke Philips NV	116,718	2,691,458
NEPI Rockcastle NV (A)	79,885	614,103
NN Group NV	38,869	2,445,695
Prosus NV (A)	191,835	9,854,192
QIAGEN NV (A)	31,511	1,422,375
Randstad NV (B)	15,233	638,559
Stellantis NV	367,953	3,750,709
Universal Music Group NV (B)	114,833	3,674,356
Wolters Kluwer NV	33,387	5,920,489
		124,209,541
New Zealand - 0.1%
Auckland International Airport, Ltd.	134,132	605,137
Contact Energy, Ltd.	62,109	340,188
Fisher & Paykel Healthcare Corp., Ltd.	46,598	1,014,089
Infratil, Ltd.	72,865	458,514
Meridian Energy, Ltd.	102,755	336,430
Xero, Ltd. (A)	19,424	2,307,347
		5,061,705
Norway - 0.4%
Aker BP ASA	39,707	913,674
DNB Bank ASA	119,904	3,206,929
Equinor ASA	110,358	2,583,570

36

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Gjensidige Forsikring ASA	28,417	$719,456
Kongsberg Gruppen ASA	11,803	2,078,746
Mowi ASA	62,989	1,176,165
Norsk Hydro ASA	186,435	1,022,046
Orkla ASA	94,689	1,073,678
Salmar ASA	8,951	399,021
Telenor ASA	82,829	1,271,760
Yara International ASA	21,923	786,515
		15,231,560
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	24,926	373,391
Credicorp, Ltd.	10,561	2,236,925
		2,610,316
Philippines - 0.1%
Ayala Corp.	34,650	360,415
Ayala Land, Inc.	919,680	378,679
Bank of the Philippine Islands	290,827	725,873
BDO Unibank, Inc.	325,507	939,911
International Container Terminal Services, Inc.	139,020	1,020,451
Jollibee Foods Corp.	61,420	245,534
Manila Electric Company	37,930	373,709
Metropolitan Bank & Trust Company	246,119	324,479
PLDT, Inc.	10,505	229,226
SM Investments Corp.	30,655	458,672
SM Prime Holdings, Inc.	1,392,600	562,666
		5,619,615
Poland - 0.3%
Allegro.eu SA (A)(C)	79,812	734,280
Bank Polska Kasa Opieki SA	25,431	1,253,640
CD Projekt SA	8,834	523,716
Dino Polska SA (A)(C)	6,712	985,177
InPost SA (A)	30,398	499,611
KGHM Polska Miedz SA	18,953	621,073
LPP SA	153	589,728
mBank SA (A)	1,956	428,539
ORLEN SA	78,416	1,540,844
PGE Polska Grupa Energetyczna SA (A)	123,014	307,014
Powszechna Kasa Oszczednosci Bank Polski SA	119,870	2,411,809
Powszechny Zaklad Ubezpieczen SA	86,508	1,413,302
Santander Bank Polska SA	5,681	760,217
		12,068,950
Portugal - 0.1%
EDP SA	364,871	1,456,324
Galp Energia SGPS SA	47,457	759,751
Jeronimo Martins SGPS SA	32,297	814,083
		3,030,158
Qatar - 0.2%
Al Rayan Bank	809,227	497,402
Barwa Real Estate Company	300,219	237,403
Commercial Bank PSQC	411,164	519,356
Dukhan Bank	234,896	232,204
Industries Qatar QSC	198,933	646,724
Mesaieed Petrochemical Holding Company	770,464	282,034
Ooredoo QPSC	109,828	373,155
Qatar Electricity & Water Company QSC	59,459	258,583
Qatar Fuel QSC	74,472	306,984
Qatar Gas Transport Company, Ltd.	355,415	467,118
Qatar International Islamic Bank QSC	124,570	359,394
Qatar Islamic Bank QPSC	230,871	1,337,658
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Qatar (continued)
Qatar National Bank QPSC	602,890	$2,803,982
		8,321,997
Saudi Arabia - 1.0%
ACWA Power Company (A)	19,458	1,339,621
Ades Holding Company	42,148	156,644
Al Rajhi Bank	260,952	6,329,680
Al Rajhi Company for Co-operative Insurance (A)	5,588	168,142
Alinma Bank	161,284	1,111,033
Almarai Company JSC	65,546	896,002
Arab National Bank	118,040	680,910
Arabian Internet & Communications Services Company	3,127	219,329
Bank AlBilad	97,508	671,464
Bank Al-Jazira (A)	83,544	284,261
Banque Saudi Fransi	161,305	741,509
Bupa Arabia for Cooperative Insurance Company	11,197	498,436
Dallah Healthcare Company	4,225	133,423
Dar Al Arkan Real Estate Development Company (A)	69,075	368,370
Dr Sulaiman Al Habib Medical Services Group Company	11,516	802,635
Elm Company	3,164	864,553
Etihad Etisalat Company	50,769	806,343
Jarir Marketing Company	74,004	253,595
Mouwasat Medical Services Company	13,311	257,346
Nahdi Medical Company	4,871	158,391
Riyad Bank	197,133	1,525,119
SABIC Agri-Nutrients Company	30,319	774,260
Sahara International Petrochemical Company	48,481	244,034
SAL Saudi Logistics Services	3,243	153,535
Saudi Arabian Mining Company (A)	176,750	2,397,644
Saudi Arabian Oil Company (C)	769,297	5,121,290
Saudi Aramco Base Oil Company	6,448	171,039
Saudi Awwal Bank	136,131	1,224,103
Saudi Basic Industries Corp.	120,119	1,781,865
Saudi Electricity Company	110,771	417,431
Saudi Industrial Investment Group	42,669	187,995
Saudi Kayan Petrochemical Company (A)	90,963	121,858
Saudi Research & Media Group (A)	4,768	181,930
Saudi Tadawul Group Holding Company	6,569	306,297
Saudi Telecom Company	266,567	2,974,429
The Company for Cooperative Insurance	9,860	364,642
The Saudi Investment Bank	80,293	316,904
The Saudi National Bank	390,972	3,613,043
Yanbu National Petrochemical Company	37,019	293,931
		38,913,036
Singapore - 1.2%
BOC Aviation, Ltd. (C)	28,421	229,517
CapitaLand Ascendas REIT	494,184	1,014,173
CapitaLand Integrated Commercial Trust	771,952	1,250,385
CapitaLand Investment, Ltd.	320,130	624,259
DBS Group Holdings, Ltd.	266,942	9,210,161
Genting Singapore, Ltd.	818,381	436,562
Grab Holdings, Ltd., Class A (A)	310,580	1,512,525
Keppel, Ltd.	197,166	1,035,308
Oversea-Chinese Banking Corp., Ltd.	458,261	5,755,822
Sea, Ltd., ADR (A)	49,095	7,873,365
Sembcorp Industries, Ltd.	118,800	608,350
Singapore Airlines, Ltd. (B)	197,869	1,091,753
Singapore Exchange, Ltd.	115,690	1,256,461

37

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Singapore Technologies Engineering, Ltd.	207,446	$1,254,165
Singapore Telecommunications, Ltd.	998,246	2,947,169
Trip.com Group, Ltd.	85,149	5,326,936
United Overseas Bank, Ltd.	170,568	4,685,457
Wilmar International, Ltd.	261,001	616,463
		46,728,831
South Africa - 0.8%
Absa Group, Ltd.	112,743	1,087,349
Aspen Pharmacare Holdings, Ltd.	52,186	352,006
Bid Corp., Ltd.	44,405	1,177,081
Capitec Bank Holdings, Ltd.	11,580	2,218,991
Clicks Group, Ltd.	30,810	665,683
Discovery, Ltd.	75,478	915,227
FirstRand, Ltd.	677,372	2,809,808
Gold Fields, Ltd.	118,463	2,707,288
Harmony Gold Mining Company, Ltd.	74,883	1,081,463
Impala Platinum Holdings, Ltd. (A)	118,643	852,902
Kumba Iron Ore, Ltd.	8,015	131,157
MTN Group, Ltd.	226,700	1,577,951
Naspers, Ltd., N Shares	22,656	6,509,912
Nedbank Group, Ltd.	61,969	880,369
Old Mutual, Ltd.	696,280	451,923
OUTsurance Group, Ltd.	116,109	490,117
Pepkor Holdings, Ltd. (C)	323,976	526,486
Remgro, Ltd.	67,670	601,013
Sanlam, Ltd.	250,852	1,236,645
Sasol, Ltd. (A)	77,326	348,957
Shoprite Holdings, Ltd.	65,886	1,070,729
Standard Bank Group, Ltd.	178,669	2,317,707
The Bidvest Group, Ltd.	44,430	602,797
Valterra Platinum, Ltd. (B)	11,911	467,810
Vodacom Group, Ltd.	82,433	632,409
Woolworths Holdings, Ltd.	120,208	391,424
		32,105,204
South Korea - 2.7%
Alteogen, Inc. (A)	5,712	1,365,968
Amorepacific Corp.	4,185	405,147
Celltrion, Inc.	22,472	2,619,374
CJ CheilJedang Corp.	1,170	195,948
Coway Company, Ltd.	7,973	512,705
DB Insurance Company, Ltd.	6,951	506,594
Doosan Bobcat, Inc.	7,987	271,477
Doosan Enerbility Company, Ltd. (A)	64,269	1,876,016
Ecopro BM Company, Ltd. (A)	6,932	449,706
Ecopro Company, Ltd.	14,305	442,128
Ecopro Materials Company, Ltd. (A)	3,448	112,353
Hana Financial Group, Inc.	41,323	2,173,341
Hanjin Kal Corp.	3,309	337,666
Hankook Tire & Technology Company, Ltd.	10,636	296,629
Hanmi Semiconductor Company, Ltd.	6,203	359,761
Hanwha Aerospace Company, Ltd.	4,409	2,585,554
Hanwha Ocean Company, Ltd. (A)	12,678	714,278
HD Hyundai Company, Ltd.	5,999	484,653
HD Hyundai Electric Company, Ltd.	3,353	918,039
HD Hyundai Heavy Industries Company, Ltd.	2,850	834,510
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	6,073	1,387,836
HLB, Inc. (A)	16,871	665,038
HMM Company, Ltd.	37,524	578,816
HYBE Company, Ltd. (A)	3,241	625,070
Hyundai Glovis Company, Ltd.	5,352	439,197
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Mobis Company, Ltd.	8,650	$1,585,685
Hyundai Motor Company	19,402	2,600,558
Hyundai Rotem Company, Ltd.	9,943	1,052,434
Industrial Bank of Korea	41,560	473,518
Kakao Corp.	44,152	1,364,188
KakaoBank Corp.	23,393	397,695
KB Financial Group, Inc.	53,603	4,033,297
Kia Corp.	34,095	2,205,021
Korea Aerospace Industries, Ltd.	10,463	633,868
Korea Electric Power Corp.	36,307	794,042
Korea Investment Holdings Company, Ltd.	6,386	499,171
Korea Zinc Company, Ltd.	590	311,064
Korean Air Lines Company, Ltd.	26,189	426,648
Krafton, Inc. (A)	4,064	1,085,512
KT&G Corp.	13,500	1,173,694
LG Chem, Ltd.	7,080	1,010,247
LG Corp.	12,453	639,704
LG Display Company, Ltd. (A)	40,978	255,107
LG Electronics, Inc.	15,202	781,883
LG Energy Solution, Ltd. (A)	6,648	1,376,181
LG H&H Company, Ltd.	1,343	316,650
LG Innotek Company, Ltd.	2,067	216,621
LG Uplus Corp.	30,273	280,442
LS Electric Company, Ltd.	2,166	395,459
Meritz Financial Group, Inc.	13,609	1,099,989
Mirae Asset Securities Company, Ltd.	34,467	387,780
NAVER Corp.	20,323	2,753,937
NCSoft Corp.	1,864	205,709
NH Investment & Securities Company, Ltd.	23,492	293,077
Orion Corp.	3,403	271,794
POSCO Future M Company, Ltd. (A)	4,344	366,719
POSCO Holdings, Inc.	10,029	1,816,832
Posco International Corp.	7,416	262,707
Samsung Biologics Company, Ltd. (A)(C)	2,535	1,894,854
Samsung C&T Corp.	12,810	1,388,434
Samsung Electro-Mechanics Company, Ltd.	8,039	709,589
Samsung Electronics Company, Ltd.	682,599	27,698,289
Samsung Fire & Marine Insurance Company, Ltd.	4,483	1,311,997
Samsung Heavy Industries Company, Ltd. (A)	94,126	1,149,580
Samsung Life Insurance Company, Ltd.	11,666	834,821
Samsung SDI Company, Ltd.	8,927	1,091,478
Samsung SDS Company, Ltd.	6,077	571,966
Shinhan Financial Group Company, Ltd.	61,477	2,571,400
SK Biopharmaceuticals Company, Ltd. (A)	4,361	293,897
SK Hynix, Inc.	78,051	11,513,389
SK Innovation Company, Ltd.	9,467	613,383
SK Square Company, Ltd. (A)	13,570	1,122,391
SK Telecom Company, Ltd.	7,543	281,199
SK, Inc.	5,136	608,156
SKC Company, Ltd. (A)	2,705	174,158
S-Oil Corp.	5,563	218,987
Woori Financial Group, Inc.	91,281	1,273,718
Yuhan Corp.	8,106	612,738
		108,459,461
Spain - 2.1%
Acciona SA	3,619	583,128
ACS Actividades de Construccion y Servicios SA	26,749	1,757,036
Aena SME SA (C)	11,116	2,990,589

38

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Amadeus IT Group SA	67,156	$5,585,359
Banco Bilbao Vizcaya Argentaria SA	858,472	12,887,314
Banco de Sabadell SA	806,074	2,566,114
Banco Santander SA	2,257,989	18,013,404
CaixaBank SA	585,803	4,969,137
Cellnex Telecom SA (A)(C)	78,879	3,024,237
EDP Renovaveis SA	36,100	364,373
Endesa SA	46,809	1,430,428
Grifols SA (A)	44,771	481,802
Iberdrola SA	868,908	15,926,835
Industria de Diseno Textil SA	162,772	8,818,199
Mapfre SA	7,189	27,193
Redeia Corp. SA	59,620	1,233,392
Repsol SA	172,441	2,323,283
Telefonica SA (B)	591,264	3,166,906
		86,148,729
Sweden - 2.2%
AddTech AB, B Shares	34,115	1,172,422
Alfa Laval AB	38,186	1,624,601
Assa Abloy AB, B Shares	132,984	4,220,990
Atlas Copco AB, A Shares	358,737	5,762,332
Atlas Copco AB, B Shares	203,438	2,896,097
Beijer Ref AB	50,563	745,631
Boliden AB (A)	35,872	1,121,476
Epiroc AB, A Shares	87,592	1,957,670
Epiroc AB, B Shares	51,108	999,147
EQT AB (B)	50,420	1,477,383
Essity AB, B Shares	80,366	2,351,046
Evolution AB (C)	20,962	1,437,834
Fastighets AB Balder, B Shares (A)	93,953	658,749
Hennes & Mauritz AB, B Shares (B)	74,838	1,071,122
Hexagon AB, B Shares	274,856	2,770,952
Holmen AB, B Shares	9,965	411,434
Industrivarden AB, A Shares	8,073	292,672
Industrivarden AB, C Shares	28,803	1,041,049
Indutrade AB	35,455	960,774
Investment AB Latour, B Shares	19,176	505,719
Investor AB, B Shares	231,054	6,804,052
L.E. Lundbergforetagen AB, B Shares	10,267	524,373
Lifco AB, B Shares	30,538	1,243,579
Nibe Industrier AB, B Shares (B)	200,274	821,172
Saab AB, B Shares	42,396	2,142,498
Sagax AB, B Shares	28,608	626,508
Sandvik AB	141,943	3,098,281
Securitas AB, B Shares	64,314	951,113
Skandinaviska Enskilda Banken AB, A Shares	211,104	3,522,314
Skanska AB, B Shares	45,300	1,077,702
SKF AB, B Shares	45,705	1,005,343
Spotify Technology SA (A)	20,346	13,532,938
Svenska Cellulosa AB SCA, B Shares	79,914	1,080,286
Svenska Handelsbanken AB, A Shares	191,804	2,562,642
Swedbank AB, A Shares	111,828	3,028,007
Swedish Orphan Biovitrum AB (A)	25,826	789,441
Tele2 AB, B Shares (B)	71,738	1,073,357
Telefonaktiebolaget LM Ericsson, B Shares	366,782	3,122,256
Telia Company AB	307,396	1,188,708
Trelleborg AB, B Shares	28,304	1,035,799
Volvo AB, B Shares	210,889	5,843,446
		88,552,915
Switzerland - 5.9%
ABB, Ltd.	203,118	11,506,160
Alcon, Inc.	64,120	5,521,815
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Avolta AG (A)	10,813	$579,910
Baloise Holding AG	5,456	1,294,835
Banque Cantonale Vaudoise (B)	3,609	418,129
Barry Callebaut AG (B)	448	461,179
BKW AG	2,527	533,242
Chocoladefabriken Lindt & Spruengli AG	13	2,042,430
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	125	2,012,700
Cie Financiere Richemont SA, A Shares	68,989	13,018,709
Coca-Cola HBC AG (A)	28,073	1,462,951
DSM-Firmenich AG	25,961	2,889,945
EMS-Chemie Holding AG	849	645,160
Galderma Group AG	12,196	1,602,352
Geberit AG	4,251	3,175,201
Givaudan SA	1,180	5,934,324
Glencore PLC (A)	1,347,895	5,128,645
Helvetia Holding AG	4,963	1,176,425
Holcim, Ltd. (A)	67,043	7,429,045
Julius Baer Group, Ltd.	26,915	1,775,120
Kuehne + Nagel International AG	6,071	1,366,075
Logitech International SA	19,464	1,621,851
Lonza Group AG	9,276	6,436,665
Nestle SA	335,958	35,791,979
Novartis AG	252,881	29,189,821
Partners Group Holding AG	2,942	3,949,248
Roche Holding AG	90,558	29,336,001
Roche Holding AG, Bearer Shares	3,738	1,277,253
Sandoz Group AG	53,622	2,727,952
Schindler Holding AG	2,619	900,674
Schindler Holding AG, Participation Certificates	5,495	1,958,102
SGS SA	19,192	2,004,475
SIG Group AG (A)	38,236	781,817
Sika AG	19,587	5,256,602
Sonova Holding AG	6,476	2,034,129
STMicroelectronics NV	86,169	2,163,240
Straumann Holding AG	14,310	1,840,669
Swiss Life Holding AG	3,776	3,771,237
Swiss Prime Site AG	9,687	1,377,615
Swiss Re AG	39,340	6,951,131
Swisscom AG	3,271	2,249,951
Temenos AG	7,060	524,931
The Swatch Group AG, Bearer Shares (B)	3,668	618,815
UBS Group AG	423,639	13,514,310
VAT Group AG (C)	3,453	1,317,358
Zurich Insurance Group AG	18,990	13,320,299
		240,890,477
Taiwan - 4.9%
Accton Technology Corp.	67,000	1,634,911
Acer, Inc.	382,000	437,247
Advantech Company, Ltd.	61,682	694,253
Airtac International Group	18,000	552,330
Alchip Technologies, Ltd.	10,000	913,984
ASE Technology Holding Company, Ltd.	440,000	2,001,909
Asia Cement Corp.	311,000	432,259
Asia Vital Components Company, Ltd.	44,000	883,291
Asustek Computer, Inc.	94,000	1,932,623
AUO Corp. (A)	843,800	358,503
Catcher Technology Company, Ltd.	81,000	562,832
Cathay Financial Holding Company, Ltd.	1,278,000	2,528,135
Chailease Holding Company, Ltd.	199,932	803,166
Chang Hwa Commercial Bank, Ltd.	830,752	503,549

39

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Cheng Shin Rubber Industry Company, Ltd.	237,000	$399,442
China Airlines, Ltd.	391,000	286,145
China Steel Corp.	1,548,000	1,015,658
Chunghwa Telecom Company, Ltd.	509,000	2,195,177
Compal Electronics, Inc.	553,000	524,111
CTBC Financial Holding Company, Ltd.	2,229,000	3,008,974
Delta Electronics, Inc.	259,000	3,182,691
E Ink Holdings, Inc.	113,000	788,289
E.Sun Financial Holding Company, Ltd.	1,905,415	1,884,518
Eclat Textile Company, Ltd. (A)	25,340	360,182
Elite Material Company, Ltd.	39,000	957,959
eMemory Technology, Inc.	8,000	636,252
Eva Airways Corp.	362,000	489,075
Evergreen Marine Corp. Taiwan, Ltd.	143,560	1,159,829
Far Eastern New Century Corp.	394,000	428,933
Far EasTone Telecommunications Company, Ltd.	233,000	669,073
Feng TAY Enterprise Company, Ltd.	63,110	254,507
First Financial Holding Company, Ltd.	1,482,439	1,330,705
Formosa Chemicals & Fibre Corp.	470,000	372,326
Formosa Plastics Corp.	552,000	635,223
Fortune Electric Company, Ltd.	18,700	280,520
Fubon Financial Holding Company, Ltd.	1,100,332	2,900,565
Gigabyte Technology Company, Ltd.	70,000	630,047
Global Unichip Corp.	12,000	453,833
Globalwafers Company, Ltd.	34,000	352,233
Hon Hai Precision Industry Company, Ltd.	1,659,800	8,452,759
Hotai Motor Company, Ltd.	40,820	863,670
Hua Nan Financial Holdings Company, Ltd.	1,170,395	1,024,011
Innolux Corp.	1,006,083	404,078
International Games System Company, Ltd.	34,000	946,816
Inventec Corp.	358,000	495,691
Jentech Precision Industrial Company, Ltd.	11,000	487,138
KGI Financial Holding Company, Ltd.	2,175,548	1,242,965
Largan Precision Company, Ltd.	13,000	988,459
Lite-On Technology Corp.	281,000	938,787
Lotes Company, Ltd.	11,000	469,760
MediaTek, Inc.	202,000	8,293,835
Mega Financial Holding Company, Ltd.	1,576,058	2,078,636
Micro-Star International Company, Ltd.	93,000	436,493
Nan Ya Plastics Corp.	684,000	648,540
Nien Made Enterprise Company, Ltd.	23,000	329,080
Novatek Microelectronics Corp.	77,000	1,311,341
Pegatron Corp.	267,000	738,617
PharmaEssentia Corp. (A)	31,000	511,500
Pou Chen Corp.	300,000	309,494
President Chain Store Corp.	73,000	621,642
Quanta Computer, Inc.	359,000	3,175,860
Realtek Semiconductor Corp.	64,000	1,141,207
Ruentex Development Company, Ltd.	217,117	214,826
Shin Kong Financial Holding Company, Ltd. (A)	2,007,988	802,299
SinoPac Financial Holdings Company, Ltd.	1,436,228	1,092,521
Synnex Technology International Corp.	163,000	384,594
Taishin Financial Holding Company, Ltd.	1,542,923	878,128
Taiwan Business Bank	889,801	434,921
Taiwan Cooperative Financial Holding Company, Ltd.	1,377,859	1,101,243
Taiwan High Speed Rail Corp.	234,000	213,599
Taiwan Mobile Company, Ltd.	240,000	910,211
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Company, Ltd.	3,267,816	$104,223,758
TCC Group Holdings Company, Ltd.	895,442	873,913
The Shanghai Commercial & Savings Bank, Ltd.	511,000	791,032
Unimicron Technology Corp.	182,000	630,063
Uni-President Enterprises Corp.	640,000	1,692,187
United Microelectronics Corp.	1,498,000	2,306,496
Vanguard International Semiconductor Corp.	134,000	369,828
Voltronic Power Technology Corp.	9,000	401,069
Wan Hai Lines, Ltd.	92,545	331,022
Wistron Corp.	365,000	1,390,981
Wiwynn Corp.	15,000	1,180,114
WPG Holdings, Ltd.	210,960	491,294
Yageo Corp.	54,929	880,689
Yang Ming Marine Transport Corp.	231,000	607,723
Yuanta Financial Holding Company, Ltd.	1,389,340	1,439,839
Zhen Ding Technology Holding, Ltd.	89,000	302,049
		199,290,037
Thailand - 0.3%
Advanced Info Service PCL, NVDR	165,191	1,436,804
Airports of Thailand PCL, NVDR	583,967	590,421
Bangkok Dusit Medical Services PCL, NVDR	1,538,555	1,006,136
Bangkok Expressway & Metro PCL, NVDR	936,300	152,504
Bumrungrad Hospital PCL, NVDR	80,579	343,158
Central Pattana PCL, NVDR	279,286	385,755
Central Retail Corp. PCL, NVDR	243,783	138,594
Charoen Pokphand Foods PCL, NVDR	539,872	402,365
CP ALL PCL, NVDR	809,040	1,156,318
CP AXTRA PCL, NVDR	285,372	162,965
Delta Electronics Thailand PCL, NVDR	432,669	1,365,220
Gulf Development PCL, NVDR (A)	623,509	854,707
Home Product Center PCL, NVDR	817,300	191,325
Kasikornbank PCL, NVDR	83,565	391,953
Krung Thai Bank PCL, NVDR	497,156	335,773
Krungthai Card PCL, NVDR	118,444	138,738
Minor International PCL, NVDR	465,429	351,356
PTT Exploration & Production PCL, NVDR	187,692	559,272
PTT Oil & Retail Business PCL, NVDR	397,386	142,504
PTT PCL, NVDR	1,387,410	1,255,994
SCB X PCL, NVDR	117,095	422,599
The Siam Cement PCL, NVDR	109,498	552,363
TMBThanachart Bank PCL, NVDR	3,459,200	202,061
True Corp. PCL, NVDR (A)	1,433,500	545,113
		13,083,998
Turkey - 0.1%
Akbank TAS	407,018	529,287
Aselsan Elektronik Sanayi Ve Ticaret AS	179,390	593,254
BIM Birlesik Magazalar AS	59,917	727,772
Coca-Cola Icecek AS	109,647	136,418
Eregli Demir ve Celik Fabrikalari TAS	473,524	283,198
Ford Otomotiv Sanayi AS	89,361	182,979
Haci Omer Sabanci Holding AS	135,632	267,457
KOC Holding AS	99,017	358,110
Pegasus Hava Tasimaciligi AS (A)	32,967	202,921
Sasa Polyester Sanayi AS (A)	1,446,011	120,999
Turk Hava Yollari AO (A)	74,320	518,400
Turkcell Iletisim Hizmetleri AS	161,650	391,417
Turkiye Is Bankasi AS, Class C	1,150,500	315,642

40

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Turkiye Petrol Rafinerileri AS	123,357	$390,177
Turkiye Sise ve Cam Fabrikalari AS	166,464	140,129
Yapi ve Kredi Bankasi AS (A)	436,687	283,755
		5,441,915
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	379,432	1,247,183
Abu Dhabi Islamic Bank PJSC	183,055	955,573
Abu Dhabi National Oil Company for Distribution PJSC	375,749	371,313
ADNOC Drilling Company PJSC	407,644	582,489
Aldar Properties PJSC	493,962	1,116,673
Americana Restaurants International PLC	376,982	209,428
Dubai Islamic Bank PJSC	364,197	817,914
Emaar Development PJSC	128,286	467,824
Emaar Properties PJSC	846,942	3,032,860
Emirates NBD Bank PJSC	239,707	1,461,379
Emirates Telecommunications Group Company PJSC	444,151	2,078,068
First Abu Dhabi Bank PJSC	563,196	2,468,118
Multiply Group PJSC (A)	426,099	270,470
NMC Health PLC (A)(D)	5,577	0
		15,079,292
United Kingdom - 8.5%
3i Group PLC	126,765	6,962,565
Admiral Group PLC	33,923	1,532,332
Anglo American PLC	165,099	4,896,711
AngloGold Ashanti PLC	66,552	2,877,260
Ashtead Group PLC	56,965	3,335,604
Associated British Foods PLC	42,637	1,198,611
AstraZeneca PLC	201,714	29,547,784
Auto Trader Group PLC (C)	112,600	1,205,897
Aviva PLC	364,242	3,001,129
BAE Systems PLC	391,990	10,050,541
Barclays PLC	1,880,001	8,325,476
Barratt Redrow PLC	178,040	1,106,604
BP PLC	2,092,742	10,175,085
British American Tobacco PLC	258,572	11,640,460
BT Group PLC	842,326	2,039,407
Bunzl PLC	42,952	1,376,652
Centrica PLC	659,173	1,409,510
Coca-Cola Europacific Partners PLC	29,108	2,671,823
Compass Group PLC	220,468	7,752,256
Croda International PLC	17,337	717,584
Diageo PLC	289,611	7,860,376
Entain PLC	79,825	809,353
GSK PLC	539,730	10,964,011
Haleon PLC	1,177,689	6,574,222
Halma PLC	49,361	1,935,146
Hikma Pharmaceuticals PLC	21,686	625,973
HSBC Holdings PLC	2,328,556	27,432,690
Imperial Brands PLC	103,025	3,907,177
Informa PLC	174,303	1,848,147
InterContinental Hotels Group PLC	20,736	2,376,091
Intertek Group PLC	21,095	1,362,070
J Sainsbury PLC	224,446	863,218
JD Sports Fashion PLC	337,044	382,252
Kingfisher PLC	235,427	881,297
Land Securities Group PLC	91,276	779,416
Legal & General Group PLC	788,416	2,645,247
Lloyds Banking Group PLC	7,895,028	8,223,501
London Stock Exchange Group PLC	62,377	9,491,053
M&G PLC	295,843	945,173
Marks & Spencer Group PLC	264,203	1,333,627
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Melrose Industries PLC	169,371	$1,073,103
Mondi PLC	57,803	940,219
National Grid PLC (B)	636,327	9,010,837
NatWest Group PLC	995,030	7,065,540
Next PLC	15,181	2,634,609
Pearson PLC	78,373	1,230,906
Phoenix Group Holdings PLC	94,037	804,670
Reckitt Benckiser Group PLC	89,173	6,061,745
RELX PLC	241,791	13,011,744
Rentokil Initial PLC	327,483	1,554,594
Rio Tinto PLC	146,553	8,673,272
Rolls-Royce Holdings PLC	1,107,206	12,884,496
Schroders PLC	111,893	536,511
Segro PLC	166,359	1,564,471
Severn Trent PLC	34,425	1,257,214
Shell PLC	792,456	26,146,941
Smith & Nephew PLC	107,235	1,556,102
Smiths Group PLC	44,903	1,305,220
Spirax Group PLC	9,603	740,988
SSE PLC	142,849	3,400,657
Standard Chartered PLC	267,862	4,178,969
Tesco PLC	873,753	4,572,009
The Sage Group PLC	129,834	2,135,276
Unilever PLC	322,247	20,508,170
United Utilities Group PLC	87,336	1,382,806
Vodafone Group PLC	2,646,469	2,744,549
Whitbread PLC	22,618	883,624
Wise PLC, Class A (A)	86,666	1,285,816
WPP PLC	141,197	1,140,309
		343,348,698
United States - 0.2%
BeOne Medicines, Ltd. (A)	104,894	2,000,527
Brookfield Asset Management, Ltd., Class A (B)	51,250	2,883,384
Brookfield Renewable Corp.	19,795	582,736
Flutter Entertainment PLC (A)	102	25,823
Legend Biotech Corp., ADR (A)	10,251	296,766
RB Global, Inc.	25,113	2,645,891
Southern Copper Corp.	13,688	1,244,376
		9,679,503
TOTAL COMMON STOCKS (Cost $3,178,583,637)		$3,831,541,316
PREFERRED SECURITIES - 0.7%
Brazil - 0.3%
Banco Bradesco SA	651,587	1,845,565
Centrais Eletricas Brasileiras SA, B Shares	34,500	283,323
Cia Energetica de Minas Gerais	217,002	411,278
Companhia Paranaense de Energia, B Shares	132,500	293,518
Gerdau SA	169,134	450,965
Itau Unibanco Holding SA	638,540	4,178,784
Itausa SA	700,406	1,355,625
Petroleo Brasileiro SA	549,400	2,968,172
		11,787,230
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, B Shares (A)	19,465	581,506
Colombia - 0.1%
Grupo Cibest SA	111,648	1,150,068
Germany - 0.2%
Bayerische Motoren Werke AG	7,870	652,313
Dr. Ing. h.c. F. Porsche AG (C)	16,473	794,546

41

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Germany (continued)
Henkel AG & Company KGaA	26,054	$2,087,573
Porsche Automobil Holding SE	21,745	869,358
Sartorius AG	3,837	920,407
Volkswagen AG	30,001	3,248,341
		8,572,538
South Korea - 0.1%
Hyundai Motor Company	3,323	355,610
Hyundai Motor Company, 2nd Preferred Shares	5,181	553,665
Samsung Electronics Company, Ltd.	117,048	3,900,955
		4,810,230
TOTAL PREFERRED SECURITIES (Cost $29,845,034)		$26,901,572
RIGHTS - 0.0%
ArcelorMittal SA (Expiration Date: 6-4-25) (A)(E)	60,833	16,781
Ferrovial SE (Expiration Date: 6-25-25) (A)(E)	61,206	22,114
Hanwha Aerospace Company, Ltd. (Expiration Date: 7-3-25; Strike Price: KRW 684,000.00) (A)	297	27,339
Koninklijke Philips NV (Expiration Date: 6-4-25) (A)(B)(E)	102,362	98,793
Shell PLC (Expiration Date: 6-24-25) (A)(E)	761,951	273,958
TOTAL RIGHTS (Cost $410,347)		$438,985
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (A)	100,920	61
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (A)	2,652	14
YTL Corp. BHD (Expiration Date: 6-2-28; Strike Price: MYR 1.50) (A)	88,680	6,667
YTL Power International BHD (Expiration Date: 6-2-28; Strike Price: MYR 2.45) (A)	65,920	11,615
TOTAL WARRANTS (Cost $0)		$18,357
SHORT-TERM INVESTMENTS - 4.9%
U.S. Government - 3.7%
U.S. Treasury Bill
4.185%, 06/10/2025 *	$800,000	$799,247
4.198%, 08/21/2025 *	61,300,000	60,723,269
4.257%, 09/09/2025 *	87,500,000	86,483,760
		148,006,276
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency - 0.0%
Federal National Mortgage Association Discount Note 4.130%, 06/02/2025 *	$1,300,000	$1,299,544
Short-term funds - 1.2%
John Hancock Collateral Trust, 4.2439% (F)(G)	5,003,450	50,047,511
TOTAL SHORT-TERM INVESTMENTS (Cost $199,324,646)		$199,353,331
Total Investments (International Strategic Equity Allocation Fund) (Cost $3,408,163,664) - 100.1%		$4,058,253,561
Other assets and liabilities, net - (0.1%)		(2,457,560)
TOTAL NET ASSETS - 100.0%		$4,055,796,001
Currency Abbreviations
KRW	Korean Won
MYR	Malaysian Ringgit
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-25. The value of securities on loan amounted to $47,427,818.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 5-31-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	198	Long	Jun 2025	$13,929,565	$14,438,160	$508,595
Mini MSCI EAFE Index Futures	918	Long	Jun 2025	108,975,378	119,519,010	10,543,632
Mini MSCI Emerging Markets Index Futures	916	Long	Jun 2025	49,315,081	52,605,880	3,290,799
S&P/TSX 60 Index Futures	65	Long	Jun 2025	13,576,309	14,853,354	1,277,045
						$15,620,071

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
42

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 94.4%
Communication services – 1.9%
Interactive media and services – 1.0%
Pinterest, Inc., Class A (A)	405,305	$12,609,039
Media – 0.9%
Charter Communications, Inc., Class A (A)	18,600	7,370,622
Liberty Broadband Corp., Series C (A)	52,000	4,877,600
		12,248,222
		24,857,261
Consumer discretionary – 5.9%
Hotels, restaurants and leisure – 1.2%
Aramark	172,956	7,004,718
Compass Group PLC	242,106	8,513,130
		15,517,848
Household durables – 0.8%
Installed Building Products, Inc.	17,600	2,806,848
PulteGroup, Inc.	79,300	7,773,779
		10,580,627
Specialty retail – 2.1%
Advance Auto Parts, Inc.	356,794	17,101,136
Bath & Body Works, Inc.	127,549	3,586,678
Burlington Stores, Inc. (A)	28,768	6,566,871
		27,254,685
Textiles, apparel and luxury goods – 1.8%
Puma SE	284,418	7,379,404
Ralph Lauren Corp.	37,226	10,304,529
VF Corp.	546,484	6,809,191
		24,493,124
		77,846,284
Consumer staples – 4.2%
Food products – 2.5%
Flowers Foods, Inc.	403,023	6,811,089
Lamb Weston Holdings, Inc.	303,516	16,930,122
Tyson Foods, Inc., Class A	157,092	8,822,287
		32,563,498
Personal care products – 1.7%
Kenvue, Inc.	944,994	22,557,007
		55,120,505
Energy – 6.9%
Energy equipment and services – 1.9%
Baker Hughes Company	140,815	5,217,196
TechnipFMC PLC	361,228	11,252,252
Tidewater, Inc. (A)	217,391	8,632,597
		25,102,045
Oil, gas and consumable fuels – 5.0%
Expand Energy Corp.	160,939	18,689,846
Marathon Petroleum Corp.	73,114	11,752,344
Permian Resources Corp.	541,300	6,825,793
Phillips 66	77,200	8,760,656
South Bow Corp.	243,544	6,312,428
Suncor Energy, Inc.	74,165	2,636,566
Viper Energy, Inc.	268,368	10,651,526
		65,629,159
		90,731,204
Financials – 19.1%
Banks – 4.7%
Fifth Third Bancorp	361,316	13,798,658
KeyCorp	633,828	10,052,512
Popular, Inc.	155,215	16,069,409
Webster Financial Corp.	179,059	9,217,957
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Western Alliance Bancorp	178,600	$12,932,426
		62,070,962
Capital markets – 2.4%
Lazard, Inc.	343,976	14,928,558
Main Street Capital Corp. (B)	175,134	9,961,622
StepStone Group, Inc., Class A	107,977	6,246,469
		31,136,649
Consumer finance – 0.6%
OneMain Holdings, Inc.	145,897	7,563,300
Financial services – 4.4%
Corebridge Financial, Inc.	381,172	12,430,019
Corpay, Inc. (A)	50,364	16,373,840
Edenred SE	249,290	7,787,778
Marqeta, Inc., Class A (A)	1,795,394	9,659,220
Voya Financial, Inc.	175,957	11,704,660
		57,955,517
Insurance – 6.3%
Assurant, Inc.	59,050	11,985,969
Horace Mann Educators Corp.	126,208	5,481,213
RenaissanceRe Holdings, Ltd.	93,258	23,260,410
The Allstate Corp.	71,246	14,952,398
The Hanover Insurance Group, Inc.	76,810	13,517,024
Willis Towers Watson PLC	40,492	12,817,743
		82,014,757
Mortgage real estate investment trusts – 0.7%
Annaly Capital Management, Inc.	477,851	9,055,276
		249,796,461
Health care – 10.8%
Biotechnology – 2.0%
Alkermes PLC (A)	336,169	10,290,133
Exact Sciences Corp. (A)	74,946	4,217,961
Neurocrine Biosciences, Inc. (A)	93,576	11,511,720
		26,019,814
Health care equipment and supplies – 4.6%
Baxter International, Inc.	701,829	21,405,785
Dentsply Sirona, Inc.	648,595	10,364,548
The Cooper Companies, Inc. (A)	101,600	6,937,248
Zimmer Biomet Holdings, Inc.	238,186	21,953,605
		60,661,186
Health care providers and services – 2.0%
Concentra Group Holdings Parent, Inc.	665,567	14,396,214
Select Medical Holdings Corp.	761,344	11,640,950
		26,037,164
Pharmaceuticals – 2.2%
Perrigo Company PLC	713,256	19,093,863
Viatris, Inc.	1,154,501	10,148,064
		29,241,927
		141,960,091
Industrials – 17.5%
Aerospace and defense – 3.7%
Hexcel Corp.	156,906	8,298,758
L3Harris Technologies, Inc.	78,780	19,249,105
StandardAero, Inc. (A)	467,810	13,720,867

43

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Textron, Inc.	88,280	$6,535,368
		47,804,098
Construction and engineering – 1.5%
API Group Corp. (A)	432,609	20,189,862
Electrical equipment – 1.0%
Sensata Technologies Holding PLC	476,670	12,422,020
Ground transportation – 2.2%
Norfolk Southern Corp.	77,358	19,116,709
Saia, Inc. (A)	36,489	9,648,056
		28,764,765
Machinery – 5.4%
AGCO Corp.	106,105	10,396,168
Esab Corp.	81,892	10,071,897
Fortive Corp.	235,127	16,503,564
RBC Bearings, Inc. (A)	13,410	4,906,317
Stanley Black & Decker, Inc.	16,630	1,088,101
The Middleby Corp. (A)	115,972	16,946,988
The Toro Company	19,321	1,464,145
Xylem, Inc.	78,045	9,836,792
		71,213,972
Passenger airlines – 1.0%
Southwest Airlines Company	403,660	13,474,171
Professional services – 2.2%
First Advantage Corp. (A)	401,982	6,881,932
SS&C Technologies Holdings, Inc.	136,522	11,032,343
Verra Mobility Corp. (A)	438,890	10,379,749
		28,294,024
Trading companies and distributors – 0.5%
SiteOne Landscape Supply, Inc. (A)	57,763	6,747,296
		228,910,208
Information technology – 8.8%
Electronic equipment, instruments and components – 4.5%
CDW Corp.	42,600	7,683,336
Corning, Inc.	421,168	20,885,721
Keysight Technologies, Inc. (A)	121,789	19,125,745
TE Connectivity PLC	75,457	12,078,402
		59,773,204
IT services – 0.8%
GoDaddy, Inc., Class A (A)	59,079	10,761,240
Semiconductors and semiconductor equipment – 1.5%
MKS, Inc.	180,996	14,876,061
Rambus, Inc. (A)	88,207	4,716,428
		19,592,489
Software – 0.9%
DocuSign, Inc. (A)	126,956	11,249,571
Technology hardware, storage and peripherals – 1.1%
Sandisk Corp. (A)	223,630	8,428,615
Western Digital Corp. (A)	118,549	6,111,201
		14,539,816
		115,916,320
Materials – 5.2%
Chemicals – 0.7%
DuPont de Nemours, Inc.	145,551	9,722,807
Construction materials – 0.5%
Knife River Corp. (A)	69,151	6,507,109
Containers and packaging – 1.4%
International Paper Company	371,793	17,775,423
Metals and mining – 2.0%
Franco-Nevada Corp.	111,623	18,802,703
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Freeport-McMoRan, Inc.	206,294	$7,938,193
		26,740,896
Paper and forest products – 0.6%
Stora Enso OYJ, R Shares	735,717	7,439,403
		68,185,638
Real estate – 7.3%
Industrial REITs – 1.1%
Lineage, Inc.	154,017	6,574,986
Rexford Industrial Realty, Inc.	238,111	8,391,032
		14,966,018
Office REITs – 0.6%
Vornado Realty Trust	213,894	8,057,387
Residential REITs – 3.1%
Apartment Investment and Management Company, Class A	904,964	7,221,613
Equity Residential	202,051	14,171,857
Sun Communities, Inc.	156,754	19,349,714
		40,743,184
Retail REITs – 1.1%
Regency Centers Corp.	191,382	13,808,211
Specialized REITs – 1.4%
Rayonier, Inc.	321,498	7,619,503
Weyerhaeuser Company	417,997	10,830,302
		18,449,805
		96,024,605
Utilities – 6.8%
Electric utilities – 2.3%
FirstEnergy Corp.	341,104	14,305,902
PG&E Corp.	935,264	15,787,256
		30,093,158
Multi-utilities – 4.5%
Ameren Corp.	174,417	16,897,519
CenterPoint Energy, Inc.	321,231	11,962,642
Consolidated Edison, Inc.	112,851	11,791,801
Dominion Energy, Inc.	319,223	18,090,367
		58,742,329
		88,835,487
TOTAL COMMON STOCKS (Cost $1,054,081,251)		$1,238,184,064
CONVERTIBLE BONDS - 0.1%
Information technology - 0.1%
Wolfspeed, Inc.
0.250%, 02/15/2028	$2,313,000	416,340
1.875%, 12/01/2029	8,093,000	1,456,740
		1,873,080
TOTAL CONVERTIBLE BONDS (Cost $6,527,459)		$1,873,080
SHORT-TERM INVESTMENTS – 6.0%
Short-term funds – 6.0%
John Hancock Collateral Trust, 4.2439% (C)(D)	997,271	9,975,300

44

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2490% (C)	2,007,388	$2,007,388
T. Rowe Price Government Reserve Fund, 4.3483% (C)	67,390,828	67,390,828
TOTAL SHORT-TERM INVESTMENTS (Cost $79,373,209)		$79,373,516
Total Investments (Mid Value Fund) (Cost $1,139,981,919) – 100.5%		$1,319,430,660
Other assets and liabilities, net – (0.5%)		(7,156,925)
TOTAL NET ASSETS – 100.0%		$1,312,273,735
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-25. The value of securities on loan amounted to $9,747,240.
(C)	The rate shown is the annualized seven-day yield as of 5-31-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
U.S. Sector Rotation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 97.2%
Communication services – 10.1%
Diversified telecommunication services – 0.8%
AT&T, Inc.	726,232	$20,189,250
Verizon Communications, Inc.	425,957	18,725,070
		38,914,320
Entertainment – 1.8%
Electronic Arts, Inc.	23,996	3,450,145
Live Nation Entertainment, Inc. (A)	15,865	2,176,519
Netflix, Inc. (A)	43,276	52,244,085
Take-Two Interactive Software, Inc. (A)	16,597	3,755,569
The Walt Disney Company	182,882	20,672,981
TKO Group Holdings, Inc.	6,741	1,063,797
Warner Brothers Discovery, Inc. (A)	225,873	2,251,954
		85,615,050
Interactive media and services – 6.8%
Alphabet, Inc., Class A	590,121	101,347,381
Alphabet, Inc., Class C	478,284	82,671,389
Match Group, Inc. (A)	25,458	762,213
Meta Platforms, Inc., Class A	221,551	143,452,057
		328,233,040
Media – 0.5%
Charter Communications, Inc., Class A (A)	9,763	3,868,784
Comcast Corp., Class A	381,504	13,188,593
Fox Corp., Class A	22,019	1,209,724
Fox Corp., Class B	13,348	671,137
News Corp., Class A	38,316	1,082,044
News Corp., Class B	11,361	371,732
Omnicom Group, Inc.	19,890	1,460,722
Paramount Global, Class B (B)	60,087	727,053
The Interpublic Group of Companies, Inc.	37,732	904,059
		23,483,848
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	48,513	11,749,849
		487,996,107
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 10.5%
Automobile components – 0.0%
Aptiv PLC (A)	21,871	$1,461,202
Automobiles – 2.1%
Ford Motor Company	371,776	3,859,035
General Motors Company	95,015	4,713,694
Tesla, Inc. (A)	267,167	92,562,679
		101,135,408
Broadline retail – 3.9%
Amazon.com, Inc. (A)	900,480	184,607,405
eBay, Inc.	45,749	3,347,454
		187,954,859
Distributors – 0.1%
Genuine Parts Company	13,258	1,677,402
LKQ Corp.	24,848	1,005,599
Pool Corp.	3,631	1,091,442
		3,774,443
Hotels, restaurants and leisure – 2.0%
Airbnb, Inc., Class A (A)	41,333	5,331,957
Booking Holdings, Inc.	3,160	17,439,819
Caesars Entertainment, Inc. (A)	20,327	546,390
Carnival Corp. (A)	100,055	2,323,277
Chipotle Mexican Grill, Inc. (A)	129,442	6,482,455
Darden Restaurants, Inc.	11,194	2,397,867
Domino's Pizza, Inc.	3,299	1,563,132
DoorDash, Inc., Class A (A)	32,393	6,758,799
Expedia Group, Inc.	11,784	1,964,982
Hilton Worldwide Holdings, Inc.	22,968	5,706,170
Las Vegas Sands Corp.	32,812	1,350,542
Marriott International, Inc., Class A	21,848	5,764,158
McDonald's Corp.	68,412	21,471,106
MGM Resorts International (A)	21,335	675,253
Norwegian Cruise Line Holdings, Ltd. (A)	42,092	742,924
Royal Caribbean Cruises, Ltd.	23,633	6,072,972
Starbucks Corp.	108,433	9,102,950
Wynn Resorts, Ltd.	8,525	771,854
Yum! Brands, Inc.	26,656	3,836,865
		100,303,472
Household durables – 0.3%
D.R. Horton, Inc.	27,064	3,195,176
Garmin, Ltd.	14,660	2,975,540
Hamilton Beach Brands Holding Company, Class B	294	5,371
Lennar Corp., Class A	22,277	2,363,144
Mohawk Industries, Inc. (A)	5,009	503,955
NVR, Inc. (A)	282	2,006,692
PulteGroup, Inc.	19,336	1,895,508
		12,945,386
Leisure products – 0.0%
Hasbro, Inc.	12,488	833,074
Specialty retail – 1.8%
AutoZone, Inc. (A)	1,602	5,980,330
Best Buy Company, Inc.	18,593	1,232,344
CarMax, Inc. (A)	14,705	947,884
Lowe's Companies, Inc.	53,900	12,166,847
O'Reilly Automotive, Inc. (A)	5,489	7,506,208
Ross Stores, Inc.	31,513	4,414,656
The Home Depot, Inc.	94,843	34,929,728
The TJX Companies, Inc.	107,336	13,620,938
Tractor Supply Company	51,012	2,468,981
Ulta Beauty, Inc. (A)	4,432	2,089,511

45

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Williams-Sonoma, Inc.	11,756	$1,901,651
		87,259,078
Textiles, apparel and luxury goods – 0.3%
Deckers Outdoor Corp. (A)	14,492	1,529,196
Lululemon Athletica, Inc. (A)	10,692	3,385,836
NIKE, Inc., Class B	112,779	6,833,280
Ralph Lauren Corp.	3,800	1,051,878
Tapestry, Inc.	19,790	1,554,505
		14,354,695
		510,021,617
Consumer staples – 5.7%
Beverages – 1.1%
Brown-Forman Corp., Class B	17,101	570,147
Constellation Brands, Inc., Class A	14,592	2,601,608
Keurig Dr. Pepper, Inc.	112,038	3,772,319
Molson Coors Beverage Company, Class B	16,162	866,122
Monster Beverage Corp. (A)	65,755	4,205,032
PepsiCo, Inc.	128,742	16,923,136
The Coca-Cola Company	363,447	26,204,529
		55,142,893
Consumer staples distribution and retail – 2.1%
Costco Wholesale Corp.	41,670	43,344,301
Dollar General Corp.	20,673	2,010,449
Dollar Tree, Inc. (A)	18,967	1,711,961
Sysco Corp.	45,955	3,354,715
Target Corp.	43,020	4,044,310
The Kroger Company	62,482	4,263,147
Walgreens Boots Alliance, Inc.	67,283	756,934
Walmart, Inc.	407,216	40,200,364
		99,686,181
Food products – 0.6%
Archer-Daniels-Midland Company	44,897	2,167,178
Bunge Global SA	12,520	978,438
Conagra Brands, Inc.	44,808	1,025,655
General Mills, Inc.	51,737	2,807,250
Hormel Foods Corp.	27,362	839,466
Kellanova	25,256	2,086,903
Lamb Weston Holdings, Inc.	13,391	746,950
McCormick & Company, Inc.	23,721	1,725,228
Mondelez International, Inc., Class A	121,449	8,196,593
The Campbell's Company	18,439	627,664
The Hershey Company	13,869	2,228,610
The J.M. Smucker Company	9,999	1,125,987
The Kraft Heinz Company	81,918	2,189,668
Tyson Foods, Inc., Class A	26,876	1,509,356
		28,254,946
Household products – 1.1%
Church & Dwight Company, Inc.	23,086	2,269,585
Colgate-Palmolive Company	76,182	7,080,355
Kimberly-Clark Corp.	31,152	4,478,412
The Clorox Company	11,567	1,525,456
The Procter & Gamble Company	220,130	37,397,886
		52,751,694
Personal care products – 0.1%
Kenvue, Inc.	180,061	4,298,056
The Estee Lauder Companies, Inc., Class A	22,014	1,473,617
		5,771,673
Tobacco – 0.7%
Altria Group, Inc.	159,100	9,643,051
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Philip Morris International, Inc.	145,973	$26,361,264
		36,004,315
		277,611,702
Energy – 2.8%
Energy equipment and services – 0.2%
Baker Hughes Company	87,864	3,255,361
Halliburton Company	77,047	1,509,351
Schlumberger, Ltd.	124,359	4,110,065
		8,874,777
Oil, gas and consumable fuels – 2.6%
APA Corp.	32,916	559,901
Chevron Corp.	148,337	20,277,668
ConocoPhillips	113,245	9,665,461
Coterra Energy, Inc.	65,369	1,589,120
Devon Energy Corp.	58,304	1,764,279
Diamondback Energy, Inc.	16,585	2,231,512
EOG Resources, Inc.	49,920	5,419,814
EQT Corp.	52,936	2,918,362
Expand Energy Corp.	18,664	2,167,450
Exxon Mobil Corp.	386,317	39,520,229
Hess Corp.	24,530	3,242,621
Kinder Morgan, Inc.	171,518	4,809,365
Marathon Petroleum Corp.	28,057	4,509,882
Occidental Petroleum Corp.	59,990	2,446,392
ONEOK, Inc.	55,060	4,451,050
Phillips 66	36,666	4,160,858
Targa Resources Corp.	19,352	3,056,261
Texas Pacific Land Corp.	1,671	1,861,544
The Williams Companies, Inc.	108,178	6,545,851
Valero Energy Corp.	28,094	3,623,283
		124,820,903
		133,695,680
Financials – 13.9%
Banks – 3.4%
Bank of America Corp.	622,951	27,490,828
Citigroup, Inc.	176,604	13,301,813
Citizens Financial Group, Inc.	41,145	1,660,201
Fifth Third Bancorp	62,975	2,405,015
Huntington Bancshares, Inc.	136,638	2,135,652
JPMorgan Chase & Co.	263,056	69,446,784
KeyCorp	93,820	1,487,985
M&T Bank Corp.	15,608	2,850,645
Regions Financial Corp.	85,437	1,831,769
The PNC Financial Services Group, Inc.	37,254	6,475,118
Truist Financial Corp.	123,798	4,890,021
U.S. Bancorp	146,732	6,396,048
Wells Fargo & Company	309,413	23,137,904
		163,509,783
Capital markets – 3.2%
Ameriprise Financial, Inc.	9,054	4,610,659
BlackRock, Inc.	13,700	13,424,493
Cboe Global Markets, Inc.	9,850	2,256,832
CME Group, Inc.	33,902	9,797,678
Coinbase Global, Inc., Class A (A)	19,775	4,876,911
FactSet Research Systems, Inc.	3,573	1,637,363
Franklin Resources, Inc.	29,260	633,186
Intercontinental Exchange, Inc.	54,047	9,717,651
Invesco, Ltd.	42,213	610,400
KKR & Company, Inc.	63,521	7,715,261
MarketAxess Holdings, Inc.	3,555	769,338
Moody's Corp.	14,560	6,978,899
Morgan Stanley	116,416	14,904,740
MSCI, Inc.	7,303	4,119,038

46

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Nasdaq, Inc.	38,929	$3,252,129
Northern Trust Corp.	18,457	1,970,100
Raymond James Financial, Inc.	17,360	2,551,573
S&P Global, Inc.	29,634	15,198,093
State Street Corp.	27,162	2,615,157
T. Rowe Price Group, Inc.	20,963	1,961,927
The Bank of New York Mellon Corp.	67,536	5,984,365
The Blackstone Group, Inc.	68,861	9,555,152
The Charles Schwab Corp.	160,306	14,161,432
The Goldman Sachs Group, Inc.	29,354	17,625,609
		156,927,986
Consumer finance – 0.6%
American Express Company	52,212	15,352,939
Capital One Financial Corp.	59,919	11,333,679
Synchrony Financial	36,559	2,107,626
		28,794,244
Financial services – 4.5%
Apollo Global Management, Inc.	42,064	5,497,344
Berkshire Hathaway, Inc., Class B (A)	172,442	86,903,870
Corpay, Inc. (A)	6,560	2,132,722
Fidelity National Information Services, Inc.	49,826	3,966,648
Fiserv, Inc. (A)	53,525	8,713,335
Global Payments, Inc.	23,286	1,760,654
Jack Henry & Associates, Inc.	6,855	1,241,920
Mastercard, Inc., Class A	76,619	44,868,086
PayPal Holdings, Inc. (A)	93,071	6,541,030
Visa, Inc., Class A	162,137	59,210,811
		220,836,420
Insurance – 2.2%
Aflac, Inc.	46,587	4,823,618
American International Group, Inc.	55,817	4,724,351
Aon PLC, Class A	20,346	7,570,340
Arch Capital Group, Ltd.	35,260	3,351,110
Arthur J. Gallagher & Company	23,928	8,313,544
Assurant, Inc.	4,827	979,784
Brown & Brown, Inc.	22,326	2,520,605
Chubb, Ltd.	35,066	10,421,615
Cincinnati Financial Corp.	14,706	2,217,959
Erie Indemnity Company, Class A	2,342	839,630
Everest Group, Ltd.	4,045	1,404,384
Globe Life, Inc.	7,892	961,798
Loews Corp.	16,606	1,482,750
Marsh & McLennan Companies, Inc.	46,203	10,795,793
MetLife, Inc.	54,466	4,279,938
Principal Financial Group, Inc.	19,799	1,542,144
Prudential Financial, Inc.	33,324	3,462,030
The Allstate Corp.	24,939	5,233,948
The Hartford Insurance Group, Inc.	27,059	3,513,341
The Progressive Corp.	55,115	15,703,917
The Travelers Companies, Inc.	21,334	5,881,784
W.R. Berkley Corp.	28,222	2,107,901
Willis Towers Watson PLC	9,394	2,973,671
		105,105,955
		675,174,388
Health care – 9.2%
Biotechnology – 1.6%
AbbVie, Inc.	163,218	30,376,502
Amgen, Inc.	49,672	14,314,477
Biogen, Inc. (A)	13,521	1,754,891
Gilead Sciences, Inc.	115,215	12,682,867
Incyte Corp. (A)	14,869	967,377
Moderna, Inc. (A)	31,243	829,814
Regeneron Pharmaceuticals, Inc.	9,732	4,771,405
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (A)	23,745	$10,496,477
		76,193,810
Health care equipment and supplies – 2.3%
Abbott Laboratories	160,347	21,419,152
ABIOMED, Inc. (A)(C)	6,547	101,609
Align Technology, Inc. (A)	6,477	1,171,948
Baxter International, Inc.	47,144	1,437,892
Becton, Dickinson and Company	26,551	4,582,437
Boston Scientific Corp. (A)	136,245	14,341,149
DexCom, Inc. (A)	36,147	3,101,413
Edwards Lifesciences Corp. (A)	54,552	4,267,057
GE HealthCare Technologies, Inc.	42,286	2,982,854
Hologic, Inc. (A)	20,761	1,290,711
IDEXX Laboratories, Inc. (A)	7,574	3,888,189
Insulet Corp. (A)	6,490	2,109,445
Intuitive Surgical, Inc. (A)	32,972	18,211,754
Medtronic PLC	118,567	9,838,690
ResMed, Inc.	13,573	3,322,535
Solventum Corp. (A)	12,786	934,529
STERIS PLC	9,090	2,228,959
Stryker Corp.	31,752	12,149,585
The Cooper Companies, Inc. (A)	18,429	1,258,332
Zimmer Biomet Holdings, Inc.	18,400	1,695,928
		110,334,168
Health care providers and services – 1.7%
Cardinal Health, Inc.	22,318	3,446,792
Cencora, Inc.	15,960	4,648,190
Centene Corp. (A)	45,886	2,589,806
CVS Health Corp.	116,533	7,462,773
DaVita, Inc. (A)	4,071	554,714
Elevance Health, Inc.	21,440	8,229,530
HCA Healthcare, Inc.	16,525	6,302,470
Henry Schein, Inc. (A)	11,560	809,084
Humana, Inc.	11,161	2,601,964
Labcorp Holdings, Inc.	7,704	1,918,065
McKesson Corp.	11,589	8,338,401
Molina Healthcare, Inc. (A)	5,132	1,565,465
Quest Diagnostics, Inc.	10,268	1,779,855
The Cigna Group	25,320	8,017,325
UnitedHealth Group, Inc.	85,084	25,687,710
Universal Health Services, Inc., Class B	5,431	1,033,791
		84,985,935
Life sciences tools and services – 0.8%
Agilent Technologies, Inc.	26,374	2,951,778
Bio-Techne Corp.	14,594	706,350
Charles River Laboratories International, Inc. (A)	4,734	642,072
Danaher Corp.	59,161	11,234,674
IQVIA Holdings, Inc. (A)	15,472	2,171,186
Mettler-Toledo International, Inc. (A)	1,936	2,237,087
Revvity, Inc.	11,254	1,017,587
Thermo Fisher Scientific, Inc.	35,363	14,244,924
Waters Corp. (A)	5,490	1,917,328
West Pharmaceutical Services, Inc.	6,692	1,411,008
		38,533,994
Pharmaceuticals – 2.8%
Bristol-Myers Squibb Company	187,613	9,057,956
Eli Lilly & Company	72,845	53,735,571
Johnson & Johnson	222,595	34,548,970
Merck & Company, Inc.	233,847	17,968,803
Pfizer, Inc.	523,949	12,307,562
Viatris, Inc.	110,503	971,321

47

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Zoetis, Inc.	41,388	$6,979,258
		135,569,441
		445,617,348
Industrials – 8.2%
Aerospace and defense – 2.1%
Axon Enterprise, Inc. (A)	6,577	4,935,118
General Dynamics Corp.	23,025	6,412,232
General Electric Company	97,395	23,950,404
Howmet Aerospace, Inc.	36,750	6,243,458
Huntington Ingalls Industries, Inc.	3,546	790,971
L3Harris Technologies, Inc.	17,086	4,174,793
Lockheed Martin Corp.	19,014	9,171,973
Northrop Grumman Corp.	12,349	5,986,425
RTX Corp.	120,889	16,498,931
Textron, Inc.	16,566	1,226,381
The Boeing Company (A)	68,072	14,112,687
TransDigm Group, Inc.	5,088	7,471,372
		100,974,745
Air freight and logistics – 0.3%
CH Robinson Worldwide, Inc.	10,760	1,032,637
Expeditors International of Washington, Inc.	12,712	1,433,024
FedEx Corp.	20,108	4,385,555
United Parcel Service, Inc., Class B	66,363	6,473,047
		13,324,263
Building products – 0.5%
A.O. Smith Corp.	10,743	690,882
Allegion PLC	7,881	1,124,619
Builders FirstSource, Inc. (A)	10,430	1,123,102
Carrier Global Corp.	73,282	5,217,678
Johnson Controls International PLC	59,890	6,071,049
Lennox International, Inc.	2,904	1,639,163
Masco Corp.	19,259	1,202,147
Trane Technologies PLC	20,353	8,757,285
		25,825,925
Commercial services and supplies – 0.6%
Cintas Corp.	31,140	7,053,210
Copart, Inc. (A)	79,592	4,097,396
Republic Services, Inc.	18,419	4,739,025
Rollins, Inc.	25,455	1,457,299
Veralto Corp.	22,453	2,268,427
Waste Management, Inc.	33,143	7,986,469
		27,601,826
Construction and engineering – 0.1%
Quanta Services, Inc.	13,393	4,587,906
Electrical equipment – 0.8%
AMETEK, Inc.	20,996	3,752,825
Eaton Corp. PLC	35,861	11,482,692
Emerson Electric Company	51,159	6,107,361
GE Vernova, Inc.	25,039	11,842,946
Generac Holdings, Inc. (A)	5,398	659,258
Hubbell, Inc.	4,872	1,898,034
Rockwell Automation, Inc.	10,258	3,236,912
		38,980,028
Ground transportation – 0.9%
CSX Corp.	174,961	5,527,018
JB Hunt Transport Services, Inc.	7,206	1,000,553
Norfolk Southern Corp.	20,552	5,078,810
Old Dominion Freight Line, Inc.	17,038	2,728,976
Uber Technologies, Inc. (A)	189,569	15,954,127
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
Union Pacific Corp.	54,849	$12,157,829
		42,447,313
Industrial conglomerates – 0.4%
3M Company	49,274	7,309,798
Honeywell International, Inc.	59,011	13,376,023
		20,685,821
Machinery – 1.5%
Caterpillar, Inc.	43,375	15,095,801
Cummins, Inc.	12,480	4,012,070
Deere & Company	22,987	11,637,399
Dover Corp.	12,454	2,213,699
Fortive Corp.	30,954	2,172,661
IDEX Corp.	6,878	1,244,299
Illinois Tool Works, Inc.	24,239	5,940,494
Ingersoll Rand, Inc.	36,591	2,987,289
Nordson Corp.	4,926	1,044,263
Otis Worldwide Corp.	35,995	3,432,123
PACCAR, Inc.	47,600	4,467,260
Parker-Hannifin Corp.	11,686	7,767,684
Pentair PLC	14,974	1,485,121
Snap-on, Inc.	4,748	1,522,921
Stanley Black & Decker, Inc.	14,009	916,609
Wabtec Corp.	15,503	3,136,567
Xylem, Inc.	22,061	2,780,568
		71,856,828
Passenger airlines – 0.1%
Delta Air Lines, Inc.	58,248	2,818,621
Southwest Airlines Company	53,826	1,796,712
United Airlines Holdings, Inc. (A)	29,821	2,369,129
		6,984,462
Professional services – 0.6%
Amentum Holdings, Inc. (A)	703	14,518
Automatic Data Processing, Inc.	36,929	12,021,497
Broadridge Financial Solutions, Inc.	10,614	2,577,398
Dayforce, Inc. (A)	14,414	851,579
Equifax, Inc.	11,254	2,973,194
Jacobs Solutions, Inc.	11,137	1,406,603
Leidos Holdings, Inc.	11,895	1,766,645
Paychex, Inc.	29,099	4,595,023
Paycom Software, Inc.	4,264	1,104,760
Verisk Analytics, Inc.	12,815	4,025,704
		31,336,921
Trading companies and distributors – 0.3%
Fastenal Company	104,050	4,301,427
United Rentals, Inc.	5,930	4,200,693
W.W. Grainger, Inc.	4,022	4,374,166
		12,876,286
		397,482,324
Information technology – 31.3%
Communications equipment – 0.9%
Arista Networks, Inc. (A)	99,166	8,591,742
Cisco Systems, Inc.	382,355	24,103,659
F5, Inc. (A)	5,527	1,577,295
Juniper Networks, Inc.	31,815	1,143,113
Motorola Solutions, Inc.	16,048	6,666,018
		42,081,827
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	116,238	10,453,283
CDW Corp.	12,788	2,306,444
Corning, Inc.	74,023	3,670,801
Jabil, Inc.	10,507	1,765,281
Keysight Technologies, Inc. (A)	16,594	2,605,922

48

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
TE Connectivity PLC	28,632	$4,583,124
Teledyne Technologies, Inc. (A)	4,470	2,229,904
Trimble, Inc. (A)	23,567	1,679,620
Zebra Technologies Corp., Class A (A)	4,927	1,427,697
		30,722,076
IT services – 1.1%
Accenture PLC, Class A	60,050	19,025,041
Akamai Technologies, Inc. (A)	14,445	1,096,809
Cognizant Technology Solutions Corp., Class A	47,515	3,848,240
EPAM Systems, Inc. (A)	5,453	951,494
Gartner, Inc. (A)	7,374	3,218,161
GoDaddy, Inc., Class A (A)	13,567	2,471,229
IBM Corp.	88,774	22,997,792
VeriSign, Inc.	7,812	2,128,536
		55,737,302
Semiconductors and semiconductor equipment – 11.4%
Advanced Micro Devices, Inc. (A)	155,561	17,225,270
Analog Devices, Inc.	47,617	10,189,086
Applied Materials, Inc.	78,029	12,231,046
Broadcom, Inc.	450,016	108,935,373
Enphase Energy, Inc. (A)	12,711	526,108
First Solar, Inc. (A)	10,265	1,622,691
Intel Corp.	415,717	8,127,267
KLA Corp.	12,760	9,657,789
Lam Research Corp.	123,248	9,957,206
Microchip Technology, Inc.	51,627	2,996,431
Micron Technology, Inc.	106,984	10,105,709
Monolithic Power Systems, Inc.	4,592	3,039,445
NVIDIA Corp.	2,351,210	317,719,007
NXP Semiconductors NV	24,403	4,664,145
ON Semiconductor Corp. (A)	40,485	1,701,180
Qualcomm, Inc.	106,185	15,418,062
Skyworks Solutions, Inc.	15,435	1,065,478
Teradyne, Inc.	15,645	1,229,697
Texas Instruments, Inc.	87,403	15,981,639
		552,392,629
Software – 11.0%
Adobe, Inc. (A)	41,794	17,348,271
ANSYS, Inc. (A)	8,396	2,777,565
Autodesk, Inc. (A)	20,646	6,113,694
Cadence Design Systems, Inc. (A)	26,327	7,557,692
Crowdstrike Holdings, Inc., Class A (A)	23,648	11,146,958
Fair Isaac Corp. (A)	2,344	4,046,400
Fortinet, Inc. (A)	61,070	6,215,705
Gen Digital, Inc.	52,021	1,481,558
Intuit, Inc.	26,871	20,246,492
Microsoft Corp.	713,714	328,565,379
Oracle Corp.	155,751	25,781,463
Palantir Technologies, Inc., Class A (A)	196,778	25,931,405
Palo Alto Networks, Inc. (A)	63,556	12,229,446
PTC, Inc. (A)	11,559	1,945,611
Roper Technologies, Inc.	10,292	5,869,219
Salesforce, Inc.	91,876	24,381,134
ServiceNow, Inc. (A)	19,777	19,996,327
Synopsys, Inc. (A)	14,843	6,886,855
Tyler Technologies, Inc. (A)	4,109	2,370,852
Workday, Inc., Class A (A)	20,549	5,090,193
		535,982,219
Technology hardware, storage and peripherals – 6.3%
Apple, Inc.	1,442,214	289,668,682
Dell Technologies, Inc., Class C	29,931	3,330,422
Hewlett Packard Enterprise Company	125,981	2,176,952
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
HP, Inc.	90,044	$2,242,096
NetApp, Inc.	19,522	1,935,802
Seagate Technology Holdings PLC	20,320	2,396,541
Super Micro Computer, Inc. (A)	48,376	1,936,008
Western Digital Corp. (A)	33,380	1,720,739
		305,407,242
		1,522,323,295
Materials – 0.9%
Chemicals – 0.6%
Air Products & Chemicals, Inc.	10,323	2,879,188
Albemarle Corp.	5,440	303,334
CF Industries Holdings, Inc.	8,069	731,939
Corteva, Inc.	31,799	2,251,369
Dow, Inc.	32,696	906,987
DuPont de Nemours, Inc.	19,404	1,296,187
Eastman Chemical Company	5,353	419,515
Ecolab, Inc.	11,698	3,107,223
International Flavors & Fragrances, Inc.	11,878	909,380
Linde PLC	22,100	10,333,518
LyondellBasell Industries NV, Class A	12,033	679,744
PPG Industries, Inc.	10,777	1,194,092
The Mosaic Company	14,783	534,258
The Sherwin-Williams Company	10,756	3,859,360
		29,406,094
Construction materials – 0.1%
Martin Marietta Materials, Inc.	2,840	1,555,042
Vulcan Materials Company	6,132	1,625,409
		3,180,451
Containers and packaging – 0.1%
Amcor PLC	67,009	610,452
Avery Dennison Corp.	3,728	662,577
Ball Corp.	13,865	742,887
International Paper Company	24,445	1,168,715
Packaging Corp. of America	4,140	799,724
Smurfit WestRock PLC	22,970	995,290
		4,979,645
Metals and mining – 0.1%
Freeport-McMoRan, Inc.	66,720	2,567,386
Newmont Corp.	52,817	2,784,512
Nucor Corp.	10,889	1,190,821
Steel Dynamics, Inc.	6,582	810,047
		7,352,766
		44,918,956
Real estate – 2.0%
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	14,098	989,539
Healthpeak Properties, Inc.	64,119	1,116,312
Ventas, Inc.	40,012	2,571,971
Welltower, Inc.	55,802	8,609,133
		13,286,955
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	64,150	993,684
Industrial REITs – 0.2%
Prologis, Inc.	84,889	9,218,945
Office REITs – 0.0%
BXP, Inc.	13,354	899,125
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	27,073	3,384,666

49

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
CoStar Group, Inc. (A)	38,604	$2,839,710
		6,224,376
Residential REITs – 0.3%
AvalonBay Communities, Inc.	13,005	2,689,044
Camden Property Trust	9,776	1,148,582
Equity Residential	31,294	2,194,961
Essex Property Trust, Inc.	5,879	1,669,048
Invitation Homes, Inc.	52,219	1,759,780
Mid-America Apartment Communities, Inc.	10,720	1,679,288
UDR, Inc.	27,561	1,141,852
		12,282,555
Retail REITs – 0.2%
Federal Realty Investment Trust	7,060	674,089
Kimco Realty Corp.	62,272	1,323,903
Realty Income Corp.	80,124	4,536,621
Regency Centers Corp.	14,972	1,080,230
Simon Property Group, Inc.	28,078	4,578,679
		12,193,522
Specialized REITs – 0.9%
American Tower Corp.	42,780	9,182,727
Crown Castle, Inc.	39,794	3,993,328
Digital Realty Trust, Inc.	28,985	4,971,507
Equinix, Inc.	8,916	7,924,719
Extra Space Storage, Inc.	19,423	2,935,786
Iron Mountain, Inc.	26,916	2,656,878
Public Storage	14,431	4,450,665
SBA Communications Corp.	9,839	2,281,566
VICI Properties, Inc.	96,482	3,059,444
Weyerhaeuser Company	66,403	1,720,502
		43,177,122
		98,276,284
Utilities – 2.6%
Electric utilities – 1.7%
Alliant Energy Corp.	25,970	1,616,113
American Electric Power Company, Inc.	53,979	5,586,287
Constellation Energy Corp.	31,667	9,694,852
Duke Energy Corp.	78,556	9,247,612
Edison International	39,168	2,179,699
Entergy Corp.	43,431	3,616,934
Evergy, Inc.	23,300	1,547,353
Eversource Energy	37,115	2,405,423
Exelon Corp.	101,736	4,458,072
FirstEnergy Corp.	51,915	2,177,315
NextEra Energy, Inc.	208,235	14,709,720
NRG Energy, Inc.	20,500	3,195,950
PG&E Corp.	222,087	3,748,829
Pinnacle West Capital Corp.	11,532	1,052,064
PPL Corp.	74,786	2,598,814
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
The Southern Company	110,932	$9,983,880
Xcel Energy, Inc.	58,168	4,077,577
		81,896,494
Gas utilities – 0.0%
Atmos Energy Corp.	16,076	2,486,636
Independent power and renewable electricity producers – 0.1%
The AES Corp.	71,831	724,775
Vistra Corp.	34,446	5,530,994
		6,255,769
Multi-utilities – 0.7%
Ameren Corp.	27,339	2,648,602
CenterPoint Energy, Inc.	65,981	2,457,132
CMS Energy Corp.	30,251	2,124,528
Consolidated Edison, Inc.	35,065	3,663,942
Dominion Energy, Inc.	85,058	4,820,237
DTE Energy Company	20,994	2,868,830
NiSource, Inc.	47,587	1,881,590
Public Service Enterprise Group, Inc.	50,419	4,085,452
Sempra	64,154	5,041,863
WEC Energy Group, Inc.	32,141	3,453,229
		33,045,405
Water utilities – 0.1%
American Water Works Company, Inc.	19,723	2,819,797
		126,504,101
TOTAL COMMON STOCKS (Cost $3,598,416,432)		$4,719,621,802
SHORT-TERM INVESTMENTS – 2.5%
Short-term funds – 2.5%
John Hancock Collateral Trust, 4.2439% (D)(E)	12,329,340	123,325,455
TOTAL SHORT-TERM INVESTMENTS (Cost $123,315,488)		$123,325,455
Total Investments (U.S. Sector Rotation Fund) (Cost $3,721,731,920) – 99.7%		$4,842,947,257
Other assets and liabilities, net – 0.3%		15,653,062
TOTAL NET ASSETS – 100.0%		$4,858,600,319
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-25. The value of securities on loan amounted to $624,834.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 5-31-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $641,155.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	472	Long	Jun 2025	$135,933,194	$139,617,600	$3,684,406
						$3,684,406

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
50

John Hancock Funds II
Portfolio of Investments — May 31, 2025 (unaudited) (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets on 5-31-25:
Mid Value Fund
United States	87.5%
Ireland	3.1%
United Kingdom	2.5%
Canada	2.1%
Bermuda	1.8%
Puerto Rico	1.2%
Other countries	1.8%
TOTAL	100.0%
The following funds had the following sector composition as a percentage of net assets on 5-31-25:
International Strategic Equity Allocation Fund
Financials	24.2%
Industrials	13.8%
Information technology	12.1%
Consumer discretionary	10.1%
Health care	7.6%
Consumer staples	6.6%
Communication services	6.0%
Materials	5.8%
Energy	4.3%
Utilities	3.1%
Real estate	1.6%
Short-term investments and other	4.8%
TOTAL	100.0%
51

John Hancock Funds II
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds' valuation designee.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds' investments as of May 31, 2025, by major security category or type:
	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Communication services	$178,013,447	$178,013,447	—	—
Consumer discretionary	166,507,735	153,187,872	$13,319,863	—
Consumer staples	41,321,965	41,321,965	—	—
Financials	78,871,426	78,871,426	—	—
Health care	90,580,747	90,580,747	—	—
Industrials	55,800,062	55,800,062	—	—
Information technology	345,290,525	345,290,525	—	—
Utilities	14,206,278	14,206,278	—	—
Short-term investments	12,154,383	12,154,383	—	—
Total investments in securities	$982,746,568	$969,426,705	$13,319,863	—

52

	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks	$700,716,117	$700,716,117	—	—
Preferred securities	754,102	754,102	—	—
U.S. Government and Agency obligations	156,686,538	—	$156,686,538	—
Corporate bonds	96,333,302	—	96,333,302	—
Term loans	111,314,920	—	111,314,920	—
Short-term investments	109,827,829	109,827,829	—	—
Total investments in securities	$1,175,632,808	$811,298,048	$364,334,760	—
Derivatives:
Liabilities
Written options	$(2,875,673)	—	$(2,875,673)	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$823,651,220	—	$823,651,220	—
Foreign government obligations	17,218,602	—	17,218,602	—
Corporate bonds	447,001,899	—	447,001,899	—
Municipal bonds	3,376,687	—	3,376,687	—
Collateralized mortgage obligations	291,579,397	—	291,579,397	—
Asset-backed securities	163,875,001	—	163,875,001	—
Short-term investments	38,228,463	$38,228,463	—	—
Total investments in securities	$1,784,931,269	$38,228,463	$1,746,702,806	—

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$163,380,154	—	$163,380,154	—
Austria	6,236,703	—	6,236,703	—
Belgium	21,034,058	—	21,034,058	—
Brazil	31,313,392	$31,313,392	—	—
Canada	308,338,312	308,338,312	—	—
Chile	5,848,720	4,635,332	1,213,388	—
China	299,713,469	9,485,476	290,227,993	—
Colombia	695,449	695,449	—	—
Czech Republic	1,784,507	—	1,784,507	—
Denmark	49,451,203	—	49,451,203	—
Egypt	242,002	—	242,002	—
Finland	24,752,900	—	24,752,900	—
France	254,058,349	—	254,058,349	—
Germany	268,194,956	—	268,194,956	—
Greece	6,700,761	—	6,700,761	—
Hong Kong	63,308,152	777,726	62,530,426	—
Hungary	3,117,528	—	3,117,528	—
India	184,225,988	—	183,897,306	$328,682
Indonesia	14,749,794	—	14,749,794	—
Ireland	27,716,840	12,411,951	15,304,889	—
Israel	21,253,607	9,387,162	11,866,445	—
Italy	99,887,544	—	99,887,544	—
Japan	516,191,093	—	516,191,093	—
Kuwait	8,487,419	—	8,487,419	—
Luxembourg	5,520,714	—	5,520,714	—
Macau	619,295	—	619,295	—
53

	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund (continued)
Malaysia	$14,502,155	—	$14,502,155	—
Mexico	26,340,314	$26,340,314	—	—
Netherlands	124,209,541	—	124,209,541	—
New Zealand	5,061,705	—	5,061,705	—
Norway	15,231,560	—	15,231,560	—
Peru	2,610,316	2,610,316	—	—
Philippines	5,619,615	—	5,619,615	—
Poland	12,068,950	—	12,068,950	—
Portugal	3,030,158	—	3,030,158	—
Qatar	8,321,997	—	8,321,997	—
Saudi Arabia	38,913,036	—	38,913,036	—
Singapore	46,728,831	9,385,890	37,342,941	—
South Africa	32,105,204	—	32,105,204	—
South Korea	108,459,461	—	108,459,461	—
Spain	86,148,729	—	86,148,729	—
Sweden	88,552,915	13,532,938	75,019,977	—
Switzerland	240,890,477	—	240,890,477	—
Taiwan	199,290,037	—	199,290,037	—
Thailand	13,083,998	—	13,083,998	—
Turkey	5,441,915	—	5,441,915	—
United Arab Emirates	15,079,292	—	15,079,292	—
United Kingdom	343,348,698	2,671,823	340,676,875	—
United States	9,679,503	7,653,153	2,026,350	—
Preferred securities
Brazil	11,787,230	11,787,230	—	—
Chile	581,506	581,506	—	—
Colombia	1,150,068	1,150,068	—	—
Germany	8,572,538	—	8,572,538	—
South Korea	4,810,230	—	4,810,230	—
Rights	438,985	—	438,985	—
Warrants	18,357	75	18,282	—
Short-term investments	199,353,331	50,047,511	149,305,820	—
Total investments in securities	$4,058,253,561	$502,805,624	$3,555,119,255	$328,682
Derivatives:
Assets
Futures	$15,620,071	$15,620,071	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$24,857,261	$24,857,261	—	—
Consumer discretionary	77,846,284	61,953,750	$15,892,534	—
Consumer staples	55,120,505	55,120,505	—	—
Energy	90,731,204	90,731,204	—	—
Financials	249,796,461	242,008,683	7,787,778	—
Health care	141,960,091	141,960,091	—	—
Industrials	228,910,208	228,910,208	—	—
Information technology	115,916,320	115,916,320	—	—
Materials	68,185,638	60,746,235	7,439,403	—
Real estate	96,024,605	96,024,605	—	—
Utilities	88,835,487	88,835,487	—	—
Convertible bonds	1,873,080	—	1,873,080	—
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	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Value Fund (continued)
Short-term investments	$79,373,516	$79,373,516	—	—
Total investments in securities	$1,319,430,660	$1,286,437,865	$32,992,795	—

U.S. Sector Rotation Fund
Investments in securities:
Assets
Common stocks
Communication services	$487,996,107	$487,996,107	—	—
Consumer discretionary	510,021,617	510,016,246	$5,371	—
Consumer staples	277,611,702	277,611,702	—	—
Energy	133,695,680	133,695,680	—	—
Financials	675,174,388	675,174,388	—	—
Health care	445,617,348	445,515,739	—	$101,609
Industrials	397,482,324	397,482,324	—	—
Information technology	1,522,323,295	1,522,323,295	—	—
Materials	44,918,956	44,918,956	—	—
Real estate	98,276,284	98,276,284	—	—
Utilities	126,504,101	126,504,101	—	—
Short-term investments	123,325,455	123,325,455	—	—
Total investments in securities	$4,842,947,257	$4,842,840,277	$5,371	$101,609
Derivatives:
Assets
Futures	$3,684,406	$3,684,406	—	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Fund
John Hancock Collateral Trust	1,071,714	—	$25,203,095	$(14,483,300)	$(183)	$315	—	—	$10,719,927
Capital Appreciation Value Fund
John Hancock Collateral Trust	164,654	$4,456,613	$52,814,542	$(55,626,036)	$3,383	$(1,532)	$316	—	$1,646,970
Core Bond Fund
John Hancock Collateral Trust	165,991	$132,246	$35,648,797	$(34,120,114)	$(595)	$6	$2,876	—	$1,660,340
International Strategic Equity Allocation Fund
John Hancock Collateral Trust	5,003,450	$34,344,564	$381,967,633	$(366,266,178)	$(4,202)	$5,694	$439,930	—	$50,047,511
Mid Value Fund
John Hancock Collateral Trust	997,271	$29,968,394	$289,894,343	$(309,894,077)	$16,168	$(9,528)	$343,785	—	$9,975,300
U.S. Sector Rotation Fund
John Hancock Collateral Trust	12,329,340	$217,469,027	$990,536,473	$(1,084,747,600)	$76,797	$(9,242)	$6,310,641	—	$123,325,455
For additional information on the funds' significant accounting policies and risks, please refer to the funds' most recent semiannual or annual shareholder report and prospectus.
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